                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21482
                                    ---------------------------------------

                          SunAmerica Specialty Series
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                         Harborside Financial Center,
                                 3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    (201) 324-6414
                                                      ------------------------

Date of fiscal year end:   October 31
                          ------------------------

Date of reporting period:        April 30, 2016
                               ------------------------

Item 1. Reports to Stockholders

       2016 SEMI-ANNUAL REPORT

                          SUNAMERICA SPECIALTY SERIES




      High Watermark Fund
      2020 High Watermark Fund
      SunAmerica
      Alternative Strategies Fund
      Global Trends Fund
      Focused Alpha Growth Fund
      Focused Alpha Large-Cap Fund
      Income Explorer Fund
      Small-Cap Fund



                                    [GRAPHIC]



[LOGO]

                        TABLE OF CONTENTS


        MESSAGE FROM THE PRESIDENT..................................  2
        EXPENSE EXAMPLE.............................................  5
        STATEMENT OF ASSETS AND LIABILITIES.........................  7
        STATEMENT OF OPERATIONS.....................................  9
        STATEMENT OF CHANGES IN NET ASSETS.......................... 10
        FINANCIAL HIGHLIGHTS........................................ 12
        PORTFOLIO OF INVESTMENTS.................................... 19
        NOTES TO FINANCIAL STATEMENTS............................... 65

        A MESSAGE FROM THE PRESIDENT -- (UNAUDITED)

Dear Shareholders:

We are pleased to present this semi-annual update for the SunAmerica Specialty Series, including 2020 High Watermark Fund, SunAmerica Commodity Strategy Fund, SunAmerica Global Trends Fund, SunAmerica Focused Alpha Growth Fund, SunAmerica Focused Alpha Large-Cap Fund, SunAmerica Income Explorer Fund and SunAmerica Small-Cap Fund (the "Funds"), for the six-month period ended April 30, 2016.

Overall, global equities were pressured during the semi-annual period, while global bonds advanced. Central bank policy, economic sluggishness, currency movements and oil price shifts were some of the biggest themes dominating the markets during the semi-annual period.

The non-government bond, or spread, sectors of the fixed income market performed well in November and December 2015, while global equities struggled. The U.S. dollar strengthened on expectations the U.S. Federal Reserve (the "Fed") would raise interest rates. Finally, after leaving the targeted federal funds rate unchanged through most of 2015 in light of external risks, the Fed voted in December 2015 to raise interest rates for the first time since 2006, a move largely expected by the markets. However, the fairly dovish language in the announcement, which emphasized "gradual" future adjustments to policy, helped to somewhat calm the markets. Meanwhile, the Bank of Japan announced supplementary support for its quantitative and qualitative easing programs, and the European Central Bank lowered its deposit rate and announced an extension of its quantitative easing program at its December 2015 meeting. The markets appeared disappointed that more had not been done by these other major central banks.

There was a global sell-off in equities and spread sectors of the fixed income market in January 2016, triggered by investor concerns of an intensifying slowdown in China's economy and exacerbated by an oil price plunge. Corporate bond fundamentals also affected the markets as U.S. credit deteriorated. Sentiment subsequently improved on the less aggressive tone set by global central banks, and beginning in mid-February 2016, the markets saw more stable performance. In March 2016, there was a global equity market recovery, and spread sectors also largely retraced their earlier losses. The rebound was supported by the Fed reducing its forecast from four additional interest rate hikes in 2016 to two, as well as by some oil price stabilization and ebbing concern about China and global economic data. Also, the European Central Bank cut its deposit rate and raised its monthly quantitative easing purchases, while the Bank of Japan left its monetary policy unchanged in March 2016 but talk of negative interest rates heightened expectations for further easing to come. On this more accommodative commentary, as well as on generally tighter financial conditions and mixed U.S. economic data, the U.S. dollar weakened.

For most of April 2016, market sentiment, both for equities and bonds, generally remained positive. Oil prices rose, and U.S. and China economic growth concerns were reduced by modestly improving economic data. The Fed left interest rates unchanged but expressed less concern about market volatility and global economic growth. Neither the European Central Bank nor the Bank of Japan made any changes to their respective monetary policies in April 2016. Such lack of action by these central banks drove another sell-off in global equities near month-end. A weaker than expected first quarter U.S. Gross Domestic Product
(GDP) report also dampened investor sentiment. For the month of April as a whole, the U.S. dollar depreciated.

After an extended span of weak performance, commodities rebounded in the last two months of the semi-annual period, benefiting in part from a weaker U.S. dollar. Energy, in particular, bounced back, as crude oil prices rose in April 2016 on greater demand fueled by shrinking inventories and output in the U.S.

Amid these conditions, the investment markets posted mixed results during the semi-annual period. Despite some marked volatility, U.S. equities modestly outpaced international equities, with the representative S&P 500 Index/*/ returning 0.43%. International equity markets, as represented by the MSCI ACWI
(Net)/*/, returned -0.94%. U.S. bonds, as represented by Barclays U.S. Aggregate Bond Index,/*/ and global bonds, as represented by Barclays Global Aggregate Bond Index,/*/ posted more robust returns of 2.82% and 6.09%, respectively, for the semi-annual period overall. Representing domestic government bonds, the Citigroup 10-Year U.S. Treasury Benchmark Index/*/ returned 3.75%, while international government bonds, as represented by the Citigroup WGBI (USD, hedged)/*/, returned 3.44%. Meanwhile, the Barclays U.S. Government 1-3 Year Index/*/ was essentially flat, returning 0.59% for the same time period. Commodities, as represented by the Bloomberg Commodity Index/*/, returned -2.06% for the same six-month period.

On the following pages, you will find the financial statements and portfolio information for each of the Funds for the semi-annual period ended April 30, 2016.

Thank you for being a part of the SunAmerica Specialty Series portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC
--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DIVERSIFICATION AND ASSET ALLOCATION DO NOT GUARANTEE A PROFIT NOR PROTECT AGAINST A LOSS.

* The S&P 500 INDEX is Standard & Poor's 500 Composite Stock Price Index, a widely-recognized, unmanaged index of common stock prices. The MSCI ACWI (ALL COUNTRY WORLD INDEX) (NET) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It consists of 46 country indices comprising 23 developed and 23 emerging market country indices. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The BARCLAYS U.S. AGGREGATE BOND INDEX represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The BARCLAYS GLOBAL AGGREGATE BOND INDEX provides a broad-based measure of the global investment grade fixed-rate debt markets. It is comprised of the U.S. Aggregate, Pan-European Aggregate and Asian- Pacific Aggregate Indexes. It also includes a wide range of standard and customized sub-indices by liquidity constraint, sector, quality and maturity. The CITIGROUP 10-YEAR U.S. TREASURY BENCHMARK INDEX is an unmanaged index that computes returns for the current Treasury Notes with a maturity of 10 years or less. Treasury Notes are fixed income securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. The CITIGROUP WGBI (WORLD GOVERNMENT BOND INDEX) (USD, HEDGED) is a market capitalization-weighted bond index consisting of the government bond markets of over 20 countries. Country eligibility in the WGBI is determined by market size, credit and barriers-to-entry requirement criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$25 million. The BARCLAYS U.S. GOVERNMENT 1-3 YEAR INDEX consists of securities in the U.S. Government Index with a maturity from 1 up to (but not including) 3 years. The index includes publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. The BLOOMBERG COMMODITY INDEX is a broadly diversified index made up of 22 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity. Indices are not managed and an investor cannot invest directly in an index.

The 2020 High Watermark Fund's subadviser employs a disciplined quantitative approach through a proprietary, computer-assisted methodology to construct and rebalance the Fund's portfolio. This construction and rebalancing process is similar to asset allocation except that it controls not only portfolio assets such as U.S. government securities but also the portfolio's exposures to equity markets via futures contracts and from time to time options contracts. Under certain circumstances, the Fund may be required to invest 100% of its assets in fixed income securities. In these circumstances, the Fund may not participate meaningfully in any subsequent recovery in the equity markets. Use of fixed income securities reduces the Fund's ability to participate as fully in upward equity market movements, and therefore, represents some loss of opportunity compared to portfolios that are fully invested in equities.

On the 2020 High Watermark Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the Fund, adjusted as a result of dividends, distribution and extraordinary expenses. This NAV is the Fund's Protected High Watermark Value. The 2020 High Watermark Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement ("Master Agreement") between SunAmerica Specialty Series, on behalf of the 2020 High Watermark Fund, and Prudential Global Funding ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent company, Prudential Financial Inc., ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the 2020 High Watermark Fund, not to the Fund's shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. A shareholder's payout will be reduced by any redemption of Fund shares or dividends and distributions taken in cash, sales charges and extraordinary fund expenses. Dividends and distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The Payment Undertaking does not apply to shares redeemed prior to the Protected Maturity Date and shareholders can lose money on shares redeemed early. If certain obligations are not performed under the Master Agreement (Master Agreement risk), shareholders will receive upon redemption the then-current net asset value, which may be lower than the current high watermark value. Neither the Fund nor SunAmerica Asset Management, LLC, the Fund's investment adviser, is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make payments under the Master Agreement. The Master Agreement increases the Fund's expenses and could lower fund performance. If the Master Agreement is terminated, the fee payable under a new agreement may be higher.
The SunAmerica Commodity Strategy Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities. Investors should consider buying shares of the SunAmerica Commodity Strategy Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the SunAmerica Commodity Strategy Fund should be willing to assume greater risks of potentially significant short-term share price fluctuation because of the SunAmerica Commodity Strategy Fund's investments in commodity-linked derivative instruments.
The risks associated with the Global Trends Fund's use of futures contracts include the risk that:
(i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Investments that provide exposure to foreign markets involve special risks, such as currency fluctuations, differing financial reporting and regulatory standards, and economic and political instability. These risks are highlighted when the issuer is in an emerging market. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from futures instruments that are tied to foreign instruments or currencies. The Fund also has exposure to the commodities markets, which may subject it to greater volatility than investments in traditional securities. The SunAmerica Global Trends Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by the U.S. government and its agencies, and may also invest in other high-quality, short-term securities ("money market instruments"). The primary purpose of the repurchase agreements and other money market instruments held by the Fund will be to serve as collateral for the futures instruments. The Fund's investments in repurchase agreements involve certain risks involving the default or insolvency of the seller and counterparty risk (i.e., the risk that the counterparty will not perform its obligations). The Fund's return is expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund. Active trading of the Fund's portfolio may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. Active trading may also result in increased tax liability for Fund shareholders. Investors should note that the ability of the subadviser to successfully implement the Fund's strategies, including the proprietary investment process used by the subadviser, will influence the performance of the Fund significantly.
Focused funds are less diversified than typical mutual funds; therefore, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies, and may have fewer resources and a greater risk of business failure than do large companies.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2016 -- (UNAUDITED)

DISCLOSURE OF FUND EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund (each a "Fund" and collectively, the "Funds") in the SunAmerica Specialty Series (the "Trust"), you may incur two types of costs:
(1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and account maintenance fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2015 and held until April 30, 2016.

ACTUAL EXPENSES

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2016" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2016" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2016" column and the "Annualized Expense Ratio" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2016" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                               ACTUAL                                             HYPOTHETICAL
                          ------------------------------------------------ -----------------------------------------------
                                                                                          ENDING ACCOUNT
                                          ENDING ACCOUNT   EXPENSES PAID                   VALUE USING A   EXPENSES PAID
                            BEGINNING      VALUE USING       DURING THE      BEGINNING    HYPOTHETICAL 5%    DURING THE
                          ACCOUNT VALUE  ACTUAL RETURN AT SIX MONTHS ENDED ACCOUNT VALUE   ANNUAL RETURN  SIX MONTHS ENDED
                          AT NOVEMBER 1,    APRIL 30,        APRIL 30,     AT NOVEMBER 1,  AT APRIL 30,      APRIL 30,
                               2015            2016            2016*            2015           2016            2016*
                          -------------- ---------------- ---------------- -------------- --------------- ----------------
2020 HIGH WATERMARK FUND
  Class A#...............   $1,000.00       $1,014.85          $ 6.36        $1,000.00       $1,018.55         $ 6.37
  Class C#...............   $1,000.00       $1,012.15          $ 9.61        $1,000.00       $1,015.32         $ 9.62
  Class I#...............   $1,000.00       $1,016.57          $ 4.01        $1,000.00       $1,020.89         $ 4.02
SUNAMERICA COMMODITY
 STRATEGY FUND@
  Class A#...............   $1,000.00       $  968.92          $ 8.42        $1,000.00       $1,016.31         $ 8.62
  Class C#...............   $1,000.00       $  965.28          $11.58        $1,000.00       $1,013.08         $11.86
  Class W#...............   $1,000.00       $  970.55          $ 7.45        $1,000.00       $1,017.30         $ 7.62
SUNAMERICA GLOBAL TRENDS
 FUND@
  Class A#...............   $1,000.00       $  974.24          $ 9.13        $1,000.00       $1,015.61         $ 9.32
  Class C#...............   $1,000.00       $  971.22          $12.30        $1,000.00       $1,012.38         $12.56
  Class W#...............   $1,000.00       $  975.23          $ 8.15        $1,000.00       $1,016.61         $ 8.32
SUNAMERICA FOCUSED ALPHA
 GROWTH FUND
  Class A................   $1,000.00       $  977.01          $ 8.36        $1,000.00       $1,016.41         $ 8.52
  Class C................   $1,000.00       $  973.79          $11.63        $1,000.00       $1,013.08         $11.86
  Class W#...............   $1,000.00       $  978.00          $ 7.48        $1,000.00       $1,017.30         $ 7.62
SUNAMERICA FOCUSED ALPHA
 LARGE-CAP FUND
  Class A................   $1,000.00       $  955.33          $ 8.22        $1,000.00       $1,016.46         $ 8.47
  Class C................   $1,000.00       $  951.97          $11.36        $1,000.00       $1,013.23         $11.71
  Class W................   $1,000.00       $  955.71          $ 7.39        $1,000.00       $1,017.30         $ 7.62
SUNAMERICA INCOME
 EXPLORER FUND
  Class A#...............   $1,000.00       $1,031.49          $ 8.69        $1,000.00       $1,016.31         $ 8.62
  Class C#...............   $1,000.00       $1,028.20          $11.95        $1,000.00       $1,013.08         $11.86
  Class W#...............   $1,000.00       $1,033.24          $ 7.68        $1,000.00       $1,017.30         $ 7.62
SUNAMERICA SMALL-CAP
 FUND
  Class A#...............   $1,000.00       $  973.09          $ 8.44        $1,000.00       $1,016.31         $ 8.62
  Class C#...............   $1,000.00       $  968.81          $11.60        $1,000.00       $1,013.08         $11.86
  Class W#...............   $1,000.00       $  973.18          $ 7.46        $1,000.00       $1,017.30         $ 7.62

                          ----------



                          ANNUALIZED
                           EXPENSE
                            RATIO*
                          ----------
2020 HIGH WATERMARK FUND
  Class A#...............    1.27%
  Class C#...............    1.92%
  Class I#...............    0.80%
SUNAMERICA COMMODITY
 STRATEGY FUND@
  Class A#...............    1.72%
  Class C#...............    2.37%
  Class W#...............    1.52%
SUNAMERICA GLOBAL TRENDS
 FUND@
  Class A#...............    1.86%
  Class C#...............    2.51%
  Class W#...............    1.66%
SUNAMERICA FOCUSED ALPHA
 GROWTH FUND
  Class A................    1.70%
  Class C................    2.37%
  Class W#...............    1.52%
SUNAMERICA FOCUSED ALPHA
 LARGE-CAP FUND
  Class A................    1.69%
  Class C................    2.34%
  Class W................    1.52%
SUNAMERICA INCOME
 EXPLORER FUND
  Class A#...............    1.72%
  Class C#...............    2.37%
  Class W#...............    1.52%
SUNAMERICA SMALL-CAP
 FUND
  Class A#...............    1.72%
  Class C#...............    2.37%
  Class W#...............    1.52%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan document and/or materials from your financial adviser, for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2016" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2016" and the "Annualized Expense Ratio" would have been lower.
@  Consolidated; See Note 2.

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2016 -- (UNAUDITED)

                                                                                SUNAMERICA    SUNAMERICA   SUNAMERICA
                                                                   2020 HIGH    COMMODITY       GLOBAL      FOCUSED
                                                                   WATERMARK     STRATEGY       TRENDS    ALPHA GROWTH
                                                                     FUND         FUND#         FUND#         FUND
                                                                 ------------  ------------  -----------  ------------
ASSETS:
Investments at value (unaffiliated)*............................ $ 29,663,468  $ 14,459,858  $        --  $515,642,549
Repurchase agreements (cost approximates value).................    1,229,000    26,130,000   39,880,000            --
                                                                 ------------  ------------  -----------  ------------
  Total investments.............................................   30,892,468    40,589,858   39,880,000   515,642,549
                                                                 ------------  ------------  -----------  ------------
Cash............................................................          610         5,598        4,076        37,709
Foreign Cash*...................................................           --            --            3            --
Receivable for:
  Shares of beneficial interest sold............................           --        13,997       20,324       192,818
  Dividends and interest........................................           --         9,901          473        46,796
  Investments sold..............................................           --       500,000           --     5,279,046
  Receipts on swap contracts....................................           --     1,211,014           --            --
Prepaid expenses and other assets...............................        4,083         4,186        4,048         8,427
Due from broker.................................................           --     2,216,866    1,053,676            --
Due from investment adviser for expense reimbursements/fee
 waivers........................................................       62,111        92,556       21,034            --
Unrealized appreciation on forward foreign currency contracts...           --            --      149,829            --
Variation margin on futures contracts...........................           --       339,107      121,338            --
                                                                 ------------  ------------  -----------  ------------
  Total assets..................................................   30,959,272    44,983,083   41,254,801   521,207,345
                                                                 ------------  ------------  -----------  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed........................        5,678        33,873       70,195       652,355
  Investments purchased.........................................           --        15,306           --            --
  Payments on swap contracts....................................           --           972           --            --
  Investment advisory and management fees.......................       16,560        27,849       29,944       434,351
  Distribution and service maintenance fees.....................        9,634        13,749       14,896       195,162
  Transfer agent fees and expenses..............................        9,428        10,789       13,017       142,870
  Trustees' fees and expenses...................................          121           179          157         1,896
  Prudential Global Funding, Inc. (Note 1)......................        8,917            --           --            --
  Other accrued expenses........................................       46,639        87,345       87,820       294,418
  Line of credit................................................           --            --           --       444,353
  Call and put options written, at value@.......................           --        95,610           --            --
Unrealized depreciation on forward foreign currency contracts...           --            --       37,174            --
Due to investment adviser for expense recoupments...............           --            --           --        24,285
Variation margin on futures contracts...........................          665       107,491      252,271            --
                                                                 ------------  ------------  -----------  ------------
  Total liabilities.............................................       97,642       393,163      505,474     2,189,690
                                                                 ------------  ------------  -----------  ------------
NET ASSETS...................................................... $ 30,861,630  $ 44,589,920  $40,749,327  $519,017,655
                                                                 ============  ============  ===========  ============
NET ASSETS REPRESENTED BY:
Paid-in capital.................................................   42,634,644   141,588,900   46,418,982   448,327,113
Accumulated undistributed net investment income (loss)..........      232,930   (12,225,938)  (4,834,862)   (8,690,173)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, written options contracts,
 swap contracts and foreign exchange transactions...............  (15,277,655)  (87,929,085)    (835,747)  (13,838,721)
Unrealized appreciation (depreciation) on investments...........    3,269,211        16,293           --    93,219,934
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts......................................        2,500     3,139,750      (61,420)           --
Unrealized foreign exchange gain (loss) on other assets and
 liabilities....................................................           --            --       62,374          (498)
                                                                 ------------  ------------  -----------  ------------
Net Assets...................................................... $ 30,861,630  $ 44,589,920  $40,749,327  $519,017,655
                                                                 ============  ============  ===========  ============
*Cost
  Investments (unaffiliated).................................... $ 26,394,257  $ 14,443,565  $        --  $422,422,615
                                                                 ============  ============  ===========  ============
  Foreign cash.................................................. $         --  $         --  $         3  $         --
                                                                 ============  ============  ===========  ============
@ Premiums received on options written.......................... $         --  $     58,901  $        --  $         --
                                                                 ============  ============  ===========  ============

                                                                  SUNAMERICA    SUNAMERICA
                                                                   FOCUSED        INCOME     SUNAMERICA
                                                                 ALPHA LARGE-    EXPLORER    SMALL-CAP
                                                                   CAP FUND        FUND         FUND
                                                                 ------------  -----------  -----------
ASSETS:
Investments at value (unaffiliated)*............................ $556,796,504  $25,885,228  $46,521,445
Repurchase agreements (cost approximates value).................           --           --           --
                                                                 ------------  -----------  -----------
  Total investments.............................................  556,796,504   25,885,228   46,521,445
                                                                 ------------  -----------  -----------
Cash............................................................       26,433       40,778          933
Foreign Cash*...................................................           --       64,133           --
Receivable for:
  Shares of beneficial interest sold............................       36,868           --       16,280
  Dividends and interest........................................      172,813      133,951       24,573
  Investments sold..............................................    5,467,229           --      382,176
  Receipts on swap contracts....................................           --           --           --
Prepaid expenses and other assets...............................        7,556        4,048        4,273
Due from broker.................................................           --           --           --
Due from investment adviser for expense reimbursements/fee
 waivers........................................................           --       54,042       27,799
Unrealized appreciation on forward foreign currency contracts...           --           --           --
Variation margin on futures contracts...........................           --           --           --
                                                                 ------------  -----------  -----------
  Total assets..................................................  562,507,403   26,182,180   46,977,479
                                                                 ------------  -----------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed........................      648,118       15,088       31,767
  Investments purchased.........................................           --           --      491,984
  Payments on swap contracts....................................           --           --           --
  Investment advisory and management fees.......................      469,723       21,140       37,670
  Distribution and service maintenance fees.....................      224,750        8,693       13,531
  Transfer agent fees and expenses..............................      141,461        6,795        9,592
  Trustees' fees and expenses...................................        2,129           83          169
  Prudential Global Funding, Inc. (Note 1)......................           --           --           --
  Other accrued expenses........................................      293,281       48,107       48,186
  Line of credit................................................      813,565           --           --
  Call and put options written, at value@.......................           --           --           --
Unrealized depreciation on forward foreign currency contracts...           --           --           --
Due to investment adviser for expense recoupments...............        1,522           --           --
Variation margin on futures contracts...........................           --           --           --
                                                                 ------------  -----------  -----------
  Total liabilities.............................................    2,594,549       99,906      632,899
                                                                 ------------  -----------  -----------
NET ASSETS...................................................... $559,912,854  $26,082,274  $46,344,580
                                                                 ============  ===========  ===========
NET ASSETS REPRESENTED BY:
Paid-in capital.................................................  609,753,108   28,291,745   46,961,118
Accumulated undistributed net investment income (loss)..........   (4,920,199)     128,374     (111,589)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, written options contracts,
 swap contracts and foreign exchange transactions...............  (87,233,110)    (994,452)    (678,572)
Unrealized appreciation (depreciation) on investments...........   42,313,055   (1,344,698)     173,623
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts......................................           --           --           --
Unrealized foreign exchange gain (loss) on other assets and
 liabilities....................................................           --        1,305           --
                                                                 ------------  -----------  -----------
Net Assets...................................................... $559,912,854  $26,082,274  $46,344,580
                                                                 ============  ===========  ===========
*Cost
  Investments (unaffiliated).................................... $514,483,449  $27,229,926  $46,347,822
                                                                 ============  ===========  ===========
  Foreign cash.................................................. $         --  $    62,862  $        --
                                                                 ============  ===========  ===========
@ Premiums received on options written.......................... $         --  $        --  $        --
                                                                 ============  ===========  ===========

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                                  SUNAMERICA  SUNAMERICA   SUNAMERICA   SUNAMERICA  SUNAMERICA
                                                       2020 HIGH  COMMODITY     GLOBAL      FOCUSED      FOCUSED      INCOME
                                                       WATERMARK   STRATEGY     TRENDS    ALPHA GROWTH ALPHA LARGE-  EXPLORER
                                                         FUND       FUND#       FUND#         FUND       CAP FUND      FUND
                                                      ----------- ----------- ----------- ------------ ------------ -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets........................................... $20,688,936 $38,554,007 $32,716,212 $398,310,227 $437,419,163 $22,864,379
Shares of beneficial interest issued and
 outstanding.........................................   2,282,973   5,374,459   2,580,279   17,287,700   19,141,175   1,629,830
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales
 charge)............................................. $      9.06 $      7.17 $     12.68 $      23.04 $      22.85 $     14.03
Maximum sales charge (5.75% of offering price).......        0.55        0.44        0.77         1.41         1.39        0.86
                                                      ----------- ----------- ----------- ------------ ------------ -----------
Maximum offering price to public..................... $      9.61 $      7.61 $     13.45 $      24.45 $      24.24 $     14.89
                                                      =========== =========== =========== ============ ============ ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets........................................... $ 2,350,646 $ 3,901,900 $ 6,047,639 $ 89,088,533 $113,080,122 $ 2,658,905
Shares of beneficial interest issued and
 outstanding.........................................     258,693     561,109     491,732    3,998,687    5,108,526     189,819
Net asset value, offering and redemption price per
 share (excluding any applicable contingent deferred
 sales charge)....................................... $      9.09 $      6.95 $     12.30 $      22.28 $      22.13 $     14.01
                                                      =========== =========== =========== ============ ============ ===========
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets........................................... $ 7,822,048          --          --           --           --          --
Shares of beneficial interest issued and
 outstanding.........................................     861,375          --          --           --           --          --
Net asset value, offering and redemption price per
 share............................................... $      9.08 $        -- $        -- $         -- $         -- $        --
                                                      =========== =========== =========== ============ ============ ===========
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets...........................................          -- $ 2,134,013 $ 1,985,476 $ 31,618,895 $  9,413,569 $   558,990
Shares of beneficial interest issued and
 outstanding.........................................          --     294,307     154,991    1,359,551      408,136      39,855
Net asset value, offering and redemption price per
 share............................................... $        -- $      7.25 $     12.81 $      23.26 $      23.06 $     14.03
                                                      =========== =========== =========== ============ ============ ===========

                                                      SUNAMERICA
                                                      SMALL-CAP
                                                         FUND
                                                      -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets........................................... $45,284,418
Shares of beneficial interest issued and
 outstanding.........................................   3,092,112
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales
 charge)............................................. $     14.65
Maximum sales charge (5.75% of offering price).......        0.89
                                                      -----------
Maximum offering price to public..................... $     15.54
                                                      ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets........................................... $   766,334
Shares of beneficial interest issued and
 outstanding.........................................      53,172
Net asset value, offering and redemption price per
 share (excluding any applicable contingent deferred
 sales charge)....................................... $     14.41
                                                      ===========
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets...........................................          --
Shares of beneficial interest issued and
 outstanding.........................................          --
Net asset value, offering and redemption price per
 share............................................... $        --
                                                      ===========
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets........................................... $   293,828
Shares of beneficial interest issued and
 outstanding.........................................      19,973
Net asset value, offering and redemption price per
 share............................................... $     14.71
                                                      ===========

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2016 -- (UNAUDITED)

                                                                                SUNAMERICA   SUNAMERICA   SUNAMERICA
                                                                    2020 HIGH   COMMODITY      GLOBAL      FOCUSED
                                                                    WATERMARK    STRATEGY      TRENDS    ALPHA GROWTH
                                                                      FUND        FUND#        FUND#         FUND
                                                                    ---------  -----------  -----------  ------------
INVESTMENT INCOME:
Dividends (unaffiliated)........................................... $      --  $        --  $        --  $  1,707,166
Interest (unaffiliated)............................................   547,061       53,480       48,468           756
                                                                    ---------  -----------  -----------  ------------
   Total investment income*........................................   547,061       53,480       48,468     1,707,922
                                                                    ---------  -----------  -----------  ------------
EXPENSES:
  Investment advisory and management fees..........................   103,003      240,738      276,873     2,696,838
  Distribution and service maintenance fees:
   Class A.........................................................    36,143       59,641       55,353       713,093
   Class C.........................................................    15,452       19,696       34,676       465,077
  Service fees:
   Class I.........................................................     9,937           --           --            --
   Class W.........................................................        --        1,638        1,818        29,153
  Transfer agent fees and expenses:
   Class A.........................................................    28,558       42,987       41,208       538,005
   Class C.........................................................     4,861        5,208        9,766       118,807
   Class I.........................................................     9,266           --           --            --
   Class W.........................................................        --        2,875        3,190        45,430
  Registration fees:
   Class A.........................................................    12,365       11,673       13,240        33,623
   Class C.........................................................     8,384        6,982        8,341        20,825
   Class I.........................................................     7,812           --           --            --
   Class W.........................................................        --        7,109        7,950        24,200
  Custodian and accounting fees....................................    12,500       50,924       26,527        28,996
  Reports to shareholders..........................................    10,347       21,091        8,161        74,887
  Audit and tax fees...............................................    23,648       30,920       31,572        19,012
  Legal fees.......................................................     7,504       54,630        9,196        20,048
  Fees paid to Prudential Global Funding, Inc (Note 1).............    55,463           --           --            --
  Trustees' fees and expenses......................................       746          966          961        14,026
  Interest expense.................................................         3          322        2,463         1,995
  Other expenses...................................................    20,605       15,825       17,228        23,999
                                                                    ---------  -----------  -----------  ------------
   Total expenses before fee waivers, expense reimbursements,
    expense recoupments and fees paid indirectly...................   366,597      573,225      548,523     4,868,014
   Net fees waived and expenses (reimbursed) recouped by
    investment advisor (Note 4)....................................  (174,149)    (216,528)    (146,797)      (10,586)
   Fees paid indirectly (Note 9)...................................        --           --           --        (4,297)
                                                                    ---------  -----------  -----------  ------------
   Net expenses....................................................   192,448      356,697      401,726     4,853,131
                                                                    ---------  -----------  -----------  ------------
Net investment income (loss).......................................   354,613     (303,217)    (353,258)   (3,145,209)
                                                                    ---------  -----------  -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).............   584,688      (38,629)          --     8,554,641
Net realized gain (loss) on futures contracts, written options
 contracts and swap contracts......................................     4,709   (4,120,975)    (788,686)           --
Net realized foreign exchange gain (loss) on other assets and
 liabilities.......................................................        --          (16)     (26,644)           --
                                                                    ---------  -----------  -----------  ------------
Net realized gain (loss) on investments and foreign currencies.....   589,397   (4,159,620)    (815,330)    8,554,641
                                                                    ---------  -----------  -----------  ------------
Change in unrealized appreciation (depreciation) on investments
 (unaffiliated)....................................................  (478,294)      39,655           --   (20,188,699)
Change in unrealized appreciation (depreciation) on futures
 contracts, written options contracts and swap contracts...........    (4,528)   3,078,723      (95,956)           --
Change in unrealized foreign exchange gain (loss) on other assets
 and liabilities...................................................        --           --      134,917           172
                                                                    ---------  -----------  -----------  ------------
Net unrealized gain (loss) on investments and foreign
 currencies........................................................  (482,822)   3,118,378       38,961   (20,188,527)
                                                                    ---------  -----------  -----------  ------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies........................................................   106,575   (1,041,242)    (776,369)  (11,633,886)
                                                                    ---------  -----------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................ $ 461,188  $(1,344,459) $(1,129,627) $(14,779,095)
                                                                    =========  ===========  ===========  ============
* Net of foreign withholding taxes on interest and dividends of.... $      --  $        --  $        --  $         --
                                                                    =========  ===========  ===========  ============

                                                                     SUNAMERICA   SUNAMERICA
                                                                      FOCUSED       INCOME    SUNAMERICA
                                                                    ALPHA LARGE-   EXPLORER   SMALL-CAP
                                                                      CAP FUND       FUND        FUND
                                                                    ------------  ---------- -----------
INVESTMENT INCOME:
Dividends (unaffiliated)........................................... $  3,373,007  $ 753,384  $   289,649
Interest (unaffiliated)............................................          306    131,936           32
                                                                    ------------  ---------  -----------
   Total investment income*........................................    3,373,313    885,320      289,681
                                                                    ------------  ---------  -----------
EXPENSES:
  Investment advisory and management fees..........................    2,900,271    123,436      230,333
  Distribution and service maintenance fees:
   Class A.........................................................      789,870     37,707       79,094
   Class C.........................................................      584,420     13,507        3,038
  Service fees:
   Class I.........................................................           --         --           --
   Class W.........................................................        8,862        329          197
  Transfer agent fees and expenses:
   Class A.........................................................      569,319     24,718       53,032
   Class C.........................................................      142,919      4,988        1,514
   Class I.........................................................           --         --           --
   Class W.........................................................       12,761      1,028          831
  Registration fees:
   Class A.........................................................       26,327     13,640       21,223
   Class C.........................................................       10,413      9,129       11,205
   Class I.........................................................           --         --           --
   Class W.........................................................       11,565      6,993       11,241
  Custodian and accounting fees....................................       31,034     13,512       23,933
  Reports to shareholders..........................................      100,420      5,975        5,120
  Audit and tax fees...............................................       20,123     24,947       11,686
  Legal fees.......................................................       19,238      8,367        7,810
  Fees paid to Prudential Global Funding, Inc (Note 1).............           --         --           --
  Trustees' fees and expenses......................................       15,141        428        1,015
  Interest expense.................................................        1,066         --           20
  Other expenses...................................................       24,753     35,975       21,184
                                                                    ------------  ---------  -----------
   Total expenses before fee waivers, expense reimbursements,
    expense recoupments and fees paid indirectly...................    5,268,502    324,679      482,476
   Net fees waived and expenses (reimbursed) recouped by
    investment advisor (Note 4)....................................       (6,677)  (104,028)     (84,591)
   Fees paid indirectly (Note 9)...................................       (1,798)        --           --
                                                                    ------------  ---------  -----------
   Net expenses....................................................    5,260,027    220,651      397,885
                                                                    ------------  ---------  -----------
Net investment income (loss).......................................   (1,886,714)   664,669     (108,204)
                                                                    ------------  ---------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).............    6,676,527   (135,428)    (563,706)
Net realized gain (loss) on futures contracts, written options
 contracts and swap contracts......................................           --         --           --
Net realized foreign exchange gain (loss) on other assets and
 liabilities.......................................................       (5,325)    (1,602)          --
                                                                    ------------  ---------  -----------
Net realized gain (loss) on investments and foreign currencies.....    6,671,202   (137,030)    (563,706)
                                                                    ------------  ---------  -----------
Change in unrealized appreciation (depreciation) on investments
 (unaffiliated)....................................................  (33,526,022)   278,078     (759,820)
Change in unrealized appreciation (depreciation) on futures
 contracts, written options contracts and swap contracts...........           --         --           --
Change in unrealized foreign exchange gain (loss) on other assets
 and liabilities...................................................           --      3,313           --
                                                                    ------------  ---------  -----------
Net unrealized gain (loss) on investments and foreign
 currencies........................................................  (33,526,022)   281,391     (759,820)
                                                                    ------------  ---------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies........................................................  (26,854,820)   144,361   (1,323,526)
                                                                    ------------  ---------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................ $(28,741,534) $ 809,030  $(1,431,730)
                                                                    ============  =========  ===========
* Net of foreign withholding taxes on interest and dividends of.... $    122,404  $   4,064  $        55
                                                                    ============  =========  ===========

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF CHANGES IN NET ASSETS -- (UNAUDITED)

                                                     2020 HIGH WATERMARK       SUNAMERICA COMMODITY
                                                            FUND                  STRATEGY FUND#
                                                  ------------------------  --------------------------
                                                    FOR THE                    FOR THE
                                                  SIX MONTHS                 SIX MONTHS
                                                     ENDED       FOR THE        ENDED        FOR THE
                                                   APRIL 30,   YEAR ENDED     APRIL 30,    YEAR ENDED
                                                     2016      OCTOBER 31,      2016       OCTOBER 31,
                                                  (UNAUDITED)     2015       (UNAUDITED)      2015
                                                  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)................... $   354,613  $   815,709  $   (303,217) $   (611,976)
  Net realized gain (loss) on investments and
   foreign currencies............................     589,397      895,452    (4,159,620)   (3,003,447)
  Net unrealized gain (loss) on investments and
   foreign currencies............................    (482,822)    (976,521)    3,118,378       996,477
                                                  -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting
 from operations.................................     461,188      734,640    (1,344,459)   (2,618,946)
                                                  -----------  -----------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)................    (502,862)    (566,960)           --            --
  Net investment income (Class C)................     (56,987)     (74,803)           --            --
  Net investment income (Class I)................    (234,154)    (283,749)           --            --
  Net investment income (Class W)................          --           --            --            --
  Net realized gain on securities (Class A)......          --           --            --            --
  Net realized gain on securities (Class C)......          --           --            --            --
  Net realized gain on securities (Class I)......          --           --            --            --
  Net realized gain on securities (Class W)......          --           --            --            --
                                                  -----------  -----------  ------------  ------------
Total distributions to shareholders..............    (794,003)    (925,512)           --            --
                                                  -----------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)........  (2,331,905)  (5,529,610)    2,211,935   (18,617,151)
                                                  -----------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........  (2,664,720)  (5,720,482)      867,476   (21,236,097)

NET ASSETS:
Beginning of period..............................  33,526,350   39,246,832    43,722,444    64,958,541
                                                  -----------  -----------  ------------  ------------
End of period+................................... $30,861,630  $33,526,350  $ 44,589,920  $ 43,722,444
                                                  ===========  ===========  ============  ============
+ Includes accumulated undistributed net
 investment income (loss)........................ $   232,930  $   672,320  $(12,225,938) $(11,922,721)
                                                  ===========  ===========  ============  ============

                                                      SUNAMERICA GLOBAL          SUNAMERICA FOCUSED
                                                         TRENDS FUND#             ALPHA GROWTH FUND
                                                  -------------------------  --------------------------
                                                    FOR THE                     FOR THE
                                                  SIX MONTHS                  SIX MONTHS
                                                     ENDED        FOR THE        ENDED        FOR THE
                                                   APRIL 30,    YEAR ENDED     APRIL 30,    YEAR ENDED
                                                     2016       OCTOBER 31,      2016       OCTOBER 31,
                                                  (UNAUDITED)      2015       (UNAUDITED)      2015
                                                  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)................... $  (353,258) $   (896,429) $ (3,145,209) $ (6,538,350)
  Net realized gain (loss) on investments and
   foreign currencies............................    (815,330)    2,814,307     8,554,641    74,216,456
  Net unrealized gain (loss) on investments and
   foreign currencies............................      38,961    (1,167,262)  (20,188,527)  (55,727,651)
                                                  -----------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
 from operations.................................  (1,129,627)      750,616   (14,779,095)   11,950,455
                                                  -----------  ------------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)................          --            --            --            --
  Net investment income (Class C)................          --            --            --            --
  Net investment income (Class I)................          --            --            --            --
  Net investment income (Class W)................          --            --            --            --
  Net realized gain on securities (Class A)......  (1,255,530)     (505,712)  (52,919,947)  (14,339,048)
  Net realized gain on securities (Class C)......    (290,908)     (162,859)  (12,328,178)   (3,267,873)
  Net realized gain on securities (Class I)......          --            --            --            --
  Net realized gain on securities (Class W)......     (98,364)      (73,117)   (4,912,153)   (1,645,444)
                                                  -----------  ------------  ------------  ------------
Total distributions to shareholders..............  (1,644,802)     (741,688)  (70,160,278)  (19,252,365)
                                                  -----------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)........   1,318,177   (11,278,536)    6,252,471   (16,295,978)
                                                  -----------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........  (1,456,252)  (11,269,608)  (78,686,902)  (23,597,888)

NET ASSETS:
Beginning of period..............................  42,205,579    53,475,187   597,704,557   621,302,445
                                                  -----------  ------------  ------------  ------------
End of period+................................... $40,749,327  $ 42,205,579  $519,017,655  $597,704,557
                                                  ===========  ============  ============  ============
+ Includes accumulated undistributed net
 investment income (loss)........................ $(4,834,862) $ (4,481,604) $ (8,690,173) $ (5,544,964)
                                                  ===========  ============  ============  ============

#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF CHANGES IN NET ASSETS -- (UNAUDITED) (CONTINUED)

                                                                        SUNAMERICA FOCUSED          SUNAMERICA INCOME
                                                                       ALPHA LARGE-CAP FUND           EXPLORER FUND
                                                                    --------------------------  ------------------------
                                                                       FOR THE                    FOR THE
                                                                     SIX MONTHS                 SIX MONTHS
                                                                        ENDED        FOR THE       ENDED       FOR THE
                                                                      APRIL 30,    YEAR ENDED    APRIL 30,   YEAR ENDED
                                                                        2016       OCTOBER 31,     2016      OCTOBER 31,
                                                                     (UNAUDITED)      2015      (UNAUDITED)     2015
                                                                    ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)..................................... $ (1,886,714) $ (3,666,307) $   664,669  $ 1,190,906
  Net realized gain (loss) on investments and foreign currencies...    6,671,202    76,962,822     (137,030)    (863,282)
  Net unrealized gain (loss) on investments and foreign currencies.  (33,526,022)  (54,209,740)     281,391   (1,512,507)
                                                                    ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from operations....  (28,741,534)   19,086,775      809,030   (1,184,883)
                                                                    ------------  ------------  -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)..................................           --            --     (501,862)  (1,041,927)
  Net investment income (Class C)..................................           --            --      (54,351)    (134,909)
  Net investment income (Class I)..................................           --            --           --           --
  Net investment income (Class W)..................................           --            --      (10,638)     (23,766)
  Net realized gain on securities (Class A)........................  (47,456,936)  (31,278,239)          --     (926,712)
  Net realized gain on securities (Class C)........................  (12,349,233)   (7,673,298)          --     (128,409)
  Net realized gain on securities (Class I)........................           --            --           --           --
  Net realized gain on securities (Class W)........................   (1,214,309)     (754,067)          --      (20,157)
                                                                    ------------  ------------  -----------  -----------
Total distributions to shareholders................................  (61,020,478)  (39,705,604)    (566,851)  (2,275,880)
                                                                    ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 7).............................................   13,960,031    (3,820,528)   2,258,261       61,634
                                                                    ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................  (75,801,981)  (24,439,357)   2,500,440   (3,399,129)

NET ASSETS:
Beginning of period................................................  635,714,835   660,154,192   23,581,834   26,980,963
                                                                    ------------  ------------  -----------  -----------
End of period+..................................................... $559,912,854  $635,714,835  $26,082,274  $23,581,834
                                                                    ============  ============  ===========  ===========
+ Includes accumulated undistributed net investment income (loss).. $ (4,920,199) $ (3,033,485) $   128,374  $    30,556
                                                                    ============  ============  ===========  ===========

                                                                           SUNAMERICA
                                                                         SMALL-CAP FUND
                                                                    ------------------------
                                                                      FOR THE
                                                                    SIX MONTHS
                                                                       ENDED       FOR THE
                                                                     APRIL 30,   YEAR ENDED
                                                                       2016      OCTOBER 31,
                                                                    (UNAUDITED)     2015
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)..................................... $  (108,204) $  (416,021)
  Net realized gain (loss) on investments and foreign currencies...    (563,706)   4,875,559
  Net unrealized gain (loss) on investments and foreign currencies.    (759,820)  (1,633,968)
                                                                    -----------  -----------
Net increase (decrease) in net assets resulting from operations....  (1,431,730)   2,825,570
                                                                    -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)..................................          --           --
  Net investment income (Class C)..................................          --           --
  Net investment income (Class I)..................................          --           --
  Net investment income (Class W)..................................          --           --
  Net realized gain on securities (Class A)........................  (3,889,649)          --
  Net realized gain on securities (Class C)........................     (47,092)          --
  Net realized gain on securities (Class I)........................          --           --
  Net realized gain on securities (Class W)........................     (24,229)          --
                                                                    -----------  -----------
Total distributions to shareholders................................  (3,960,970)          --
                                                                    -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 7).............................................    (702,876)    (877,589)
                                                                    -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................  (6,095,576)   1,947,981

NET ASSETS:
Beginning of period................................................  52,440,156   50,492,175
                                                                    -----------  -----------
End of period+..................................................... $46,344,580  $52,440,156
                                                                    ===========  ===========
+ Includes accumulated undistributed net investment income (loss).. $  (111,589) $    (3,385)
                                                                    ===========  ===========

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                                              NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                                2020 HIGH WATERMARK FUND
                                                                ------------------------
                                                                        CLASS A
                                                                        -------
10/31/11       $8.96     $0.19      $ 0.48      $ 0.67     $(0.17)       $--      $(0.17) $9.46     7.76%  $34,975     1.48%
10/31/12        9.46      0.19        0.46        0.65      (0.19)        --       (0.19)  9.92     6.96    33,009     1.42
10/31/13        9.92      0.20       (0.56)      (0.36)     (0.21)        --       (0.21)  9.35    (3.70)   27,131     1.34
10/31/14        9.35      0.20       (0.14)       0.06      (0.21)        --       (0.21)  9.20     0.78    24,155     1.36
10/31/15        9.20      0.20       (0.03)       0.17      (0.22)        --       (0.22)  9.15     1.86    21,636     1.32
04/30/16(4)     9.15      0.10        0.03        0.13      (0.22)        --       (0.22)  9.06     1.49    20,689     1.27(5)
                                                                        CLASS C
                                                                        -------
10/31/11       $8.89     $0.13      $ 0.48      $ 0.61     $(0.12)       $--      $(0.12) $9.38     7.02%  $15,848     2.13%
10/31/12        9.38      0.12        0.46        0.58      (0.13)        --       (0.13)  9.83     6.22    14,123     2.07
10/31/13        9.83      0.13       (0.55)      (0.42)     (0.13)        --       (0.13)  9.28    (4.29)    8,230     1.99
10/31/14        9.28      0.14       (0.13)       0.01      (0.13)        --       (0.13)  9.16     0.13     5,001     2.01
10/31/15        9.16      0.14       (0.03)       0.11      (0.14)        --       (0.14)  9.13     1.22     3,636     1.97
04/30/16(4)     9.13      0.07        0.04        0.11      (0.15)        --       (0.15)  9.09     1.21     2,351     1.92(5)
                                                                        CLASS I
                                                                        -------
10/31/11       $9.00     $0.23      $ 0.48      $ 0.71     $(0.21)       $--      $(0.21) $9.50     8.30%  $17,141     1.01%
10/31/12        9.50      0.23        0.47        0.70      (0.23)        --       (0.23)  9.97     7.47    16,415     0.95
10/31/13        9.97      0.24       (0.55)      (0.31)     (0.26)        --       (0.26)  9.40    (3.22)   12,377     0.87
10/31/14        9.40      0.24       (0.13)       0.11      (0.26)        --       (0.26)  9.25     1.31    10,090     0.89
10/31/15        9.25      0.24       (0.03)       0.21      (0.26)        --       (0.26)  9.20     2.36     8,254     0.85
04/30/16(4)     9.20      0.12        0.03        0.15      (0.27)        --       (0.27)  9.08     1.66     7,822     0.80(5)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------





    2.15%         0%
    1.91          0
    2.04          0
    2.17          0
    2.18          0
    2.18(5)       0


    1.50%         0%
    1.26          0
    1.38          0
    1.52          0
    1.53          0
    1.53(5)       0


    2.62%         0%
    2.38          0
    2.51          0
    2.64          0
    2.65          0
    2.65(5)       0

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/11 10/31/12 10/31/13 10/31/14 10/31/15 04/30/16(4)(5)
                                         -------- -------- -------- -------- -------- --------------
2020 High Watermark Fund Class A........   0.36%    0.41%    0.56%    0.61%    0.78%       0.96%
2020 High Watermark Fund Class C........   0.39     0.45     0.61     0.75     1.01        1.40
2020 High Watermark Fund Class I........   0.76     0.80     0.94     1.03     1.22        1.36

(4)Unaudited.
(5)Annualized.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                                              NET                 NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET              ASSETS
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE              END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL     PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2)   (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------   --------

                                                           SUNAMERICA COMMODITY STRATEGY FUND#+
                                                           ------------------------------------
                                                                          CLASS A
                                                                          -------
10/31/11      $10.51     $(0.02)    $ 0.58      $ 0.56     $(0.20)     $(0.12)    $(0.32) $10.75    5.48%    $379,710
10/31/12       10.75      (0.09)     (1.47)      (1.56)     (0.10)      (0.37)     (0.47)   8.72  (15.28)     181,487
10/31/13        8.72      (0.08)     (0.75)      (0.83)        --          --         --    7.89   (9.52)      65,418
10/31/14        7.89      (0.07)     (0.08)      (0.15)        --          --         --    7.74   (1.90)(6)   45,829
10/31/15        7.74      (0.09)     (0.25)      (0.34)        --          --         --    7.40   (4.39)      35,472
04/30/16(7)     7.40      (0.05)     (0.18)      (0.23)        --          --         --    7.17   (3.11)      38,554
                                                                          CLASS C
                                                                          -------
10/31/11      $10.41     $(0.10)    $ 0.59      $ 0.49     $(0.13)     $(0.12)    $(0.25) $10.65    4.87%    $ 65,753
10/31/12       10.65      (0.15)     (1.47)      (1.62)     (0.03)      (0.37)     (0.40)   8.63  (15.90)      44,446
10/31/13        8.63      (0.13)     (0.73)      (0.86)        --          --         --    7.77   (9.97)(5)   14,198
10/31/14        7.77      (0.13)     (0.06)      (0.19)        --          --         --    7.58   (2.45)(6)    9,153
10/31/15        7.58      (0.13)     (0.25)      (0.38)        --          --         --    7.20   (5.01)       5,272
04/30/16(7)     7.20      (0.07)     (0.18)      (0.25)        --          --         --    6.95   (3.47)       3,902
                                                                          CLASS W
                                                                          -------
10/31/11      $10.53     $(0.01)    $ 0.59      $ 0.58     $(0.22)     $(0.12)    $(0.34) $10.77    5.73%    $ 48,843
10/31/12       10.77      (0.07)     (1.47)      (1.54)     (0.12)      (0.37)     (0.49)   8.74  (15.07)      48,004
10/31/13        8.74      (0.06)     (0.74)      (0.80)        --          --         --    7.94   (9.15)(5)    9,066
10/31/14        7.94      (0.06)     (0.08)      (0.14)        --          --         --    7.80   (1.76)(6)    9,977
10/31/15        7.80      (0.07)     (0.26)      (0.33)        --          --         --    7.47   (4.23)       2,979
04/30/16(7)     7.47      (0.04)     (0.18)      (0.22)        --          --         --    7.25   (2.95)       2,134

                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
   EXPENSE      INCOME TO
 TO AVERAGE      AVERAGE    PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------





    1.71%         (0.19)%      129%
    1.68          (0.94)        95
    1.72          (0.94)        57
    1.72          (0.91)        16
    1.72          (1.12)        54
    1.72(8)       (1.45)(8)     21


    2.37%         (0.94)%      129%
    2.37          (1.62)        95
    2.30(4)       (1.52)        57
    2.37          (1.56)        16
    2.37          (1.77)        54
    2.37(8)       (2.11)(8)     21


    1.52%         (0.07)%      129%
    1.51          (0.75)        95
    1.43(4)       (0.63)        57
    1.52          (0.73)        16
    1.52          (0.91)        54
    1.52(8)       (1.26)(8)     21

--------
#  Consolidated; See Note 2.
+  See Note 1
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/11 10/31/12 10/31/13 10/31/14 10/31/15 04/30/16(7)(8)
                                         -------- -------- -------- -------- -------- --------------
SunAmerica Commodity Strategy Fund
 Class A................................   0.20%    0.22%    0.42%    0.49%    0.82%       1.02%
SunAmerica Commodity Strategy Fund
 Class C................................   0.22     0.21     0.53     0.59     0.92        1.29
SunAmerica Commodity Strategy Fund
 Class W................................   0.22     0.21     0.56     0.65     0.84        1.58

(4)Includes a reimbursement of expenses from a prior year of 0.07% and 0.09% for Class C and Class W, respectively.
(5)The Fund's performance figure was increased by 0.11% and 0.23% for Class C and Class W, respectively, for a reimbursement of expenses from a prior year.
(6)The Fund's performance figure was increased by 0.69% for Class A, Class C and Class W, from a reimbursement by an affiliate.
(7)Unaudited.
(8)Annualized.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                                              NET                   NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET                ASSETS
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE                END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF    TOTAL      PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD  RETURN(2)    (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------     --------

                                                                SUNAMERICA GLOBAL TRENDS FUND#
                                                                ------------------------------
                                                                           CLASS A
                                                                           -------
06/15/11@-
10/31/11      $15.00     $(0.09)    $ 0.54      $ 0.45     $   --      $   --     $   --  $15.45    3.00%      $208,936
10/31/12       15.45      (0.26)     (0.44)      (0.70)     (0.15)      (0.13)     (0.28)  14.47   (4.58)       188,865
10/31/13       14.47      (0.27)      1.03        0.76         --          --         --   15.23    5.25(5)(7)   66,702
10/31/14       15.23      (0.26)      0.06       (0.20)        --       (1.49)     (1.49)  13.54   (1.39)        35,293
10/31/15       13.54      (0.25)      0.44        0.19         --       (0.20)     (0.20)  13.53    1.42         31,504
04/30/16(8)    13.53      (0.10)     (0.25)      (0.35)        --       (0.50)     (0.50)  12.68   (2.58)        32,716
                                                                           CLASS C
                                                                           -------
06/15/11@-
10/31/11      $15.00     $(0.12)    $ 0.51      $ 0.39     $   --      $   --     $   --  $15.39    2.60%      $ 21,114
10/31/12       15.39      (0.34)     (0.44)      (0.78)     (0.09)      (0.13)     (0.22)  14.39   (5.08)        57,065
10/31/13       14.39      (0.37)      1.03        0.66         --          --         --   15.05    4.59(5)      23,535
10/31/14       15.05      (0.35)      0.07       (0.28)        --       (1.49)     (1.49)  13.28   (1.99)        11,428
10/31/15       13.28      (0.33)      0.43        0.10         --       (0.20)     (0.20)  13.18    0.77          7,984
04/30/16(8)    13.18      (0.14)     (0.24)      (0.38)        --       (0.50)     (0.50)  12.30   (2.88)         6,048
                                                                           CLASS W
                                                                           -------
06/15/11@-
10/31/11      $15.00     $(0.07)    $ 0.53      $ 0.46     $   --      $   --     $   --  $15.46    3.07%      $ 34,779
10/31/12       15.46      (0.22)     (0.46)      (0.68)     (0.16)      (0.13)     (0.29)  14.49   (4.40)        60,838
10/31/13       14.49      (0.24)      1.04        0.80         --          --         --   15.29    5.52(5)(7)   10,668
10/31/14       15.29      (0.23)      0.07       (0.16)        --       (1.49)     (1.49)  13.64   (1.09)         6,755
10/31/15       13.64      (0.23)      0.44        0.21         --       (0.20)     (0.20)  13.65    1.56          2,717
04/30/16(8)    13.65      (0.09)     (0.25)      (0.34)        --       (0.50)     (0.50)  12.81   (2.48)         1,985

                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
   EXPENSE      INCOME TO
 TO AVERAGE      AVERAGE     PORTFOLIO
NET ASSETS(4) NET ASSETS(4)  TURNOVER
------------- -------------  ---------






    1.85%(3)      (1.81)%(3)     0%
    1.84          (1.72)         0
    1.85          (1.74)         0
    1.86          (1.82)         0
    1.86          (1.79)         0
    1.86(3)       (1.62)(3)      0



    2.50%(3)      (2.46)%(3)     0%
    2.50          (2.37)         0
    2.48(6)       (2.38)         0
    2.51          (2.47)         0
    2.51          (2.44)         0
    2.51(3)       (2.28)(3)      0



    1.65%(3)      (1.61)%(3)     0%
    1.65          (1.52)         0
    1.60(6)       (1.48)         0
    1.66          (1.62)         0
    1.66          (1.59)         0
    1.66(3)       (1.43)(3)      0

--------
#  Consolidated; See Note 2.
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized.
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/11(3) 10/31/12 10/31/13 10/31/14 10/31/15 04/30/16(3)(8)
                                         ----------- -------- -------- -------- -------- --------------
Global Trends Fund Class A..............    0.86%      0.18%    0.28%    0.47%    0.58%       0.65%
Global Trends Fund Class C..............    1.91       0.16     0.25     0.43     0.66        0.83
Global Trends Fund Class W..............    1.49       0.16     0.26     0.47     0.84        1.23

(5)The Fund's performance figure was increased by 0.35% for Class A, Class C and Class W, from a reimbursement by an affiliate.
(6)Includes a reimbursement of expenses from a prior year of 0.01% and 0.02% for Class C and Class W, respectively.
(7)The Fund's performance figure was increased by 0.07% for Class A and Class W for a reimbursement of expenses from a prior year.
(8)Unaudited.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                    NET GAIN
                                    (LOSS) ON
                NET                INVESTMENTS                              DISTRIBUTIONS
               ASSET      NET         (BOTH                   DISTRIBUTIONS   FROM NET
               VALUE   INVESTMENT   REALIZED       TOTAL FROM   FROM NET      REALIZED
             BEGINNING  INCOME@        AND         INVESTMENT  INVESTMENT     GAINS ON
PERIOD ENDED OF PERIOD   (LOSS)    UNREALIZED)     OPERATIONS    INCOME      INVESTMENTS
------------ --------- ---------- -----------      ---------- ------------- -------------





12/31/10      $14.97     $ 0.01     $ 4.65           $ 4.66      $(0.01)       $(0.19)(4)
12/31/11       19.55      (0.10)     (0.30)           (0.40)         --         (0.48)
01/01/12-
10/31/12       18.67      (0.01)      2.86(10)(11)     2.85          --            --
10/31/13       21.52      (0.19)      5.95(11)         5.76          --         (2.50)
10/31/14       24.78      (0.28)      3.77             3.49          --         (1.05)
10/31/15       27.22      (0.26)      0.73             0.47          --         (0.84)
04/30/16(13)   26.85      (0.12)     (0.42)           (0.54)         --         (3.27)


01/24/12*-
10/31/12      $19.69     $ 0.03     $ 1.70(10)(11)   $ 1.73      $   --        $   --
10/31/13       21.42      (0.33)      5.91(11)         5.58          --         (2.50)
10/31/14       24.50      (0.45)      3.71             3.26          --         (1.05)
10/31/15       26.71      (0.43)      0.71             0.28          --         (0.84)
04/30/16(13)   26.15      (0.20)     (0.40)           (0.60)         --         (3.27)


01/24/12*-
10/31/12      $19.69     $ 0.10     $ 1.76(10)(11)   $ 1.86      $   --        $   --
10/31/13       21.55      (0.18)      6.01(11)         5.83          --         (2.50)
10/31/14       24.88      (0.24)      3.78             3.54          --         (1.05)
10/31/15       27.37      (0.21)      0.73             0.52          --         (0.84)
04/30/16(13)   27.05      (0.10)     (0.42)           (0.52)         --         (3.27)

          CAPITAL
           SHARE                                                                       RATIO
        TRANSACTIONS                                                                  OF NET
            NAV       NET       NET                         NET                     INVESTMENT
         ACCRETION   ASSET     ASSET     MARKET  MARKET    ASSETS    RATIO OF         INCOME
 TOTAL   RESULTING   VALUE     VALUE     VALUE   VALUE     END OF    EXPENSES        (LOSS) TO
DISTRI- FROM SHARES  END OF    TOTAL     END OF  TOTAL     PERIOD   TO AVERAGE        AVERAGE       PORTFOLIO
BUTIONS   TENDERED   PERIOD    RETURN    PERIOD  RETURN   ($000'S) NET ASSETS(3)   NET ASSETS(3)    TURNOVER
------- ------------ ------ ------       ------ ------    -------- -------------   -------------    ---------

 SUNAMERICA FOCUSED ALPHA GROWTH FUND+
 ------------------------------------
        CLASS A
        -------
$(0.20)    $0.12(5)  $19.55 32.19%(1)    $17.54 29.61%(2) $278,510     1.25%            0.06%           70%
 (0.48)       --      18.67 (2.02)(1)     18.28  6.88(2)   266,016     1.32            (0.48)           74

    --        --      21.52 15.27(8)(9)      --    --      249,508     1.68(6)(7)      (0.06)(6)(7)     87(12)
 (2.50)       --      24.78 30.45(8)         --    --      418,071     1.71(6)         (0.87)(6)       107(12)
 (1.05)       --      27.22 14.70(8)         --    --      462,483     1.65            (1.10)           65
 (0.84)       --      26.85  1.87(8)         --    --      441,345     1.67            (0.97)          103
 (3.27)       --      23.04 (2.30)(8)        --    --      398,310     1.70(7)         (1.07)(7)        14
        CLASS C
        -------

$   --     $  --     $21.42  8.79%(8)(9) $   --   -- %    $ 33,084     2.37%(6)(7)      0.20%(6)(7)     87%(12)
 (2.50)       --      24.50 29.66(8)         --    --       72,132     2.37(6)         (1.58)(6)       107(12)
 (1.05)       --      26.71 13.90(8)         --    --      103,900     2.37(6)         (1.82)(6)        65
 (0.84)       --      26.15  1.17(8)         --    --       99,519     2.33(6)         (1.64)(6)       103
 (3.27)       --      22.28 (2.62)(8)        --    --       89,089     2.37(7)         (1.74)(7)        14
        CLASS W
        -------

$   --     $  --     $21.55  9.45%(8)(9) $   --   -- %    $  5,084     1.52%(6)(7)      0.62%(6)(7)     87%(12)
 (2.50)       --      24.88 30.76(8)         --    --       30,710     1.52(6)         (0.85)(6)       107(12)
 (1.05)       --      27.37 14.85(8)         --    --       54,920     1.50(6)         (0.98)(6)        65
 (0.84)       --      27.05  2.05(8)         --    --       56,840     1.47            (0.78)          103
 (3.27)       --      23.26 (2.20)(8)        --    --       31,619     1.52(6)(7)      (0.84)(6)(7)     14

--------
*  Commencement of operations.
+ See Note 1 -- Due to the reorganization which effectively converted the fund from closed-end to open-end, periods ended 12/31/10 through 12/31/11 have been presented under the requirements of closed-end funds.
@  Calculated based upon average shares outstanding.
(1)Based on net asset value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at NAV on the ex-dividend date.
(2)Based on market value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's prior dividend reinvestment plan.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                              12/31/11 10/31/12(7) 10/31/13 10/31/14 10/31/15 04/30/16(7)(13)
                                              -------- ----------- -------- -------- -------- ---------------
SunAmerica Focused Alpha Growth Fund Class A.   0.00%     0.01%      0.00%    0.00%    0.00%       0.00%
SunAmerica Focused Alpha Growth Fund Class C.    N/A      0.00       0.00     0.00     0.00        0.00
SunAmerica Focused Alpha Growth Fund Class W.    N/A      0.00       0.00     0.00     0.00        0.00

(4)The total distributions for the calendar year exceeded investment company taxable income and net capital gains and resulted in an excess distributed amount to be treated as ordinary income to the extent of the Fund's current and accumulated earnings and profits.
(5)See Note 7.
(6)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                             10/31/12(7) 10/31/13 10/31/14 10/31/15 04/30/16(7)(13)
                                             ----------- -------- -------- -------- ---------------
SunAmerica Focused Alpha Growth Fund
 Class A....................................    0.03%     (0.01)%    -- %     -- %         -- %
SunAmerica Focused Alpha Growth Fund
 Class C....................................    0.23       0.03    (0.03)   (0.00)          --
SunAmerica Focused Alpha Growth Fund Class W    0.84       0.01    (0.05)      --        (0.05)

(7)Annualized.
(8)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(9)The Fund's performance figures were increased by the following amounts, from redemption fees received:

                                                        10/31/12
                                                        --------
               SunAmerica Focused Alpha Growth Fund
                Class A................................   0.64%
               SunAmerica Focused Alpha Growth Fund
                Class C................................   0.61
               SunAmerica Focused Alpha Growth Fund
                Class W................................   0.61

(10)Includes redemption fees of $0.12 per share.
(11)Includes the effect of a merger.
(12)Excludes purchases/sales due to fund merger.
(13)Unaudited.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                     NET GAIN
                                     (LOSS) ON
                 NET                INVESTMENTS                              DISTRIBUTIONS
                ASSET      NET         (BOTH                   DISTRIBUTIONS   FROM NET
                VALUE   INVESTMENT   REALIZED       TOTAL FROM   FROM NET      REALIZED
              BEGINNING  INCOME@        AND         INVESTMENT  INVESTMENT     GAINS ON
PERIOD ENDED  OF PERIOD   (LOSS)    UNREALIZED)     OPERATIONS    INCOME      INVESTMENTS
------------- --------- ---------- -----------      ---------- ------------- -------------





12/31/10       $14.81     $ 0.06     $ 2.83           $ 2.89      $(0.07)       $(0.13)(4)
12/31/11        17.58      (0.01)     (0.27)           (0.28)      (0.03)        (0.70)
01/01/12-
10/31/12        16.57      (0.07)      2.75(10)(11)     2.68          --            --
10/31/13        19.25      (0.08)      6.06(11)         5.98          --         (0.86)
10/31/14        24.37      (0.12)      4.47             4.35          --         (1.27)
10/31/15        27.45      (0.11)      0.86             0.75          --         (1.64)
04/30/16(13)    26.56      (0.06)     (1.04)           (1.10)         --         (2.61)


01/24/12*-
10/31/12       $17.59     $(0.19)    $ 1.77(10)(11)   $ 1.58      $   --        $   --
10/31/13        19.17      (0.19)      5.99(11)         5.80          --         (0.86)
10/31/14        24.11      (0.28)      4.40             4.12          --         (1.27)
10/31/15        26.96      (0.28)      0.85             0.57          --         (1.64)
04/30/16(13)    25.89      (0.13)     (1.02)           (1.15)         --         (2.61)


01/24/12*-
10/31/12       $17.59     $(0.02)    $ 1.72(10)(11)   $ 1.70      $   --        $   --
10/31/13        19.29      (0.07)      6.12(11)         6.05          --         (0.86)
10/31/14        24.48      (0.08)      4.48             4.40          --         (1.27)
10/31/15        27.61      (0.08)      0.88             0.80          --         (1.64)
04/30/16(13)    26.77      (0.04)     (1.06)           (1.10)         --         (2.61)

                        CAPITAL
                         SHARE                                                                         RATIO
                      TRANSACTIONS                                                                    OF NET
                          NAV       NET       NET                                                   INVESTMENT
                       ACCRETION   ASSET     ASSET     MARKET  MARKET   NET ASSETS    RATIO OF        INCOME
               TOTAL   RESULTING   VALUE     VALUE     VALUE   VALUE      END OF      EXPENSES       (LOSS) TO
              DISTRI- FROM SHARES  END OF    TOTAL     END OF  TOTAL      PERIOD   TO AVERAGE NET     AVERAGE    PORTFOLIO
PERIOD ENDED  BUTIONS   TENDERED   PERIOD    RETURN    PERIOD  RETURN    ($000'S)    ASSETS(3)     NET ASSETS(3) TURNOVER
------------- ------- ------------ ------ ------       ------ ------    ---------- --------------  ------------- ---------

               SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND+
               ----------------------------------------
                    CLASS A
              -
12/31/10      $(0.20)    $0.08(5)  $17.58 20.25%(1)    $15.74 16.76%(2)  $127,318      1.42%        0.42%           130%
12/31/11       (0.73)       --      16.57 (1.50)(1)     16.22  7.55(2)    120,019      1.56        (0.08)           115
01/01/12-
10/31/12          --        --      19.25 16.17(8)(9)      --    --       225,787      1.72(6)(7)  (0.45)(6)(7)     154(12)
10/31/13       (0.86)       --      24.37 32.50(8)         --    --       521,938      1.72(6)     (0.38)(6)        124(12)
10/31/14       (1.27)       --      27.45 18.66(8)         --    --       525,359      1.66(6)     (0.46)(6)         57
10/31/15       (1.64)       --      26.56  2.98(8)         --    --       495,598      1.66        (0.43)            82
04/30/16(13)   (2.61)       --      22.85 (4.47)(8)        --    --       437,419      1.69(7)     (0.52)(7)         23
                    CLASS C
              -
01/24/12*-
10/31/12      $   --     $  --     $19.17  8.98%(8)(9) $   --   -- %     $ 32,358      2.37%(6)(7) (1.32)%(6)(7)    154%(12)
10/31/13       (0.86)       --      24.11 31.66(8)         --    --       118,963      2.37(6)     (1.04)(6)        124(12)
10/31/14       (1.27)       --      26.96 17.87(8)         --    --       126,687      2.32(6)     (1.12)(6)         57
10/31/15       (1.64)       --      25.89  2.33(8)         --    --       123,641      2.31        (1.08)            82
04/30/16(13)   (2.61)       --      22.13 (4.80)(8)        --    --       113,080      2.34(7)     (1.17)(7)         23
                    CLASS W
              -
01/24/12*-
10/31/12      $   --     $  --     $19.29  9.66%(8)(9) $   --   -- %     $    353      1.52%(6)(7) (0.12)%(6)(7)    154%(12)
10/31/13       (0.86)       --      24.48 32.80(8)         --    --         2,490      1.52(6)     (0.32)(6)        124(12)
10/31/14       (1.27)       --      27.61 18.78(8)         --    --         8,109      1.52(6)     (0.31)(6)         57
10/31/15       (1.64)       --      26.77  3.15(8)         --    --        16,475      1.52(6)     (0.29)(6)         82
04/30/16(13)   (2.61)       --      23.06 (4.43)(8)        --    --         9,414      1.52(6)(7)  (0.34)(6)(7)      23

--------
*  Commencement of operations.
+ See Note 1 -- Due to the reorganization which effectively converted the fund from closed-end to open-end, periods ended 12/31/10 through 12/31/11 have been presented under the requirements of closed-end funds.
@  Calculated based upon average shares outstanding.
(1)Based on net asset value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at NAV on the ex-dividend date.
(2)Based on market value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's prior dividend reinvestment plan.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                12/31/11 10/31/12(7) 10/31/13 10/31/14 10/31/15 04/30/16(7)(13)
                                                -------- ----------- -------- -------- -------- ---------------
SunAmerica Focused Alpha Large-Cap Fund Class A   0.00%     0.00%      0.00%    0.00%    0.00%       0.00%
SunAmerica Focused Alpha
 Large-Cap Fund Class C........................    N/A      0.01%      0.00     0.00     0.00        0.00
SunAmerica Focused Alpha
 Large-Cap Fund Class W........................    N/A      0.00%      0.00     0.00     0.00        0.00

(4)The total distributions for the calendar year exceeded investment company taxable income and net capital gains and resulted in an excess distributed amount to be treated as ordinary income to the extent of the Fund's current and accumulated earnings and profits.
(5)See Note 7.
(6)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/12(7) 10/31/13 10/31/14 10/31/15 04/30/16
                                         ----------- -------- -------- -------- --------
SunAmerica Focused Alpha Large-Cap Fund
 Class A................................     0.05%     0.00%   (0.01)%    -- %     -- %
SunAmerica Focused Alpha Large-Cap Fund
 Class C................................     0.26      0.03    (0.02)      --       --
SunAmerica Focused Alpha Large-Cap Fund
 Class W................................    12.82      1.13     0.13     0.02     0.11

(7)Annualized.
(8)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(9)The Fund's performance figures were increased by the following amounts, from redemption fees received:

                                                        10/31/12
                                                        --------
               SunAmerica Focused Alpha Large-Cap Fund
                Class A................................   0.66%
               SunAmerica Focused Alpha Large-Cap Fund
                Class C................................   0.63
               SunAmerica Focused Alpha Large-Cap Fund
                Class W................................   0.63

(10)Includes redemption fees of $0.11 per share.
(11)Includes the effect of a merger.
(12)Excludes purchases/sales due to fund merger.
(13)Unaudited.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                                              NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                            SUNAMERICA INCOME EXPLORER FUND
                                                            -------------------------------
                                                                        CLASS A
                                                                        -------
07/02/13@-
10/31/13      $15.00     $0.20      $ 0.55      $ 0.75     $(0.19)     $   --     $(0.19) $15.56    5.03%  $21,475     1.72%(3)
10/31/14       15.56      0.72        0.39        1.11      (0.71)         --      (0.71)  15.96    7.28    23,620     1.72
10/31/15       15.96      0.70       (1.39)      (0.69)     (0.71)      (0.64)     (1.35)  13.92   (4.38)   20,062     1.72
04/30/16(5)    13.92      0.36        0.06        0.42      (0.31)         --      (0.31)  14.03    3.15    22,864     1.72(3)
                                                                        CLASS C
                                                                        -------
07/02/13@-
10/31/13      $15.00     $0.17      $ 0.55      $ 0.72     $(0.16)     $   --     $(0.16) $15.56    4.81%  $   190     2.37%(3)
10/31/14       15.56      0.52        0.49        1.01      (0.63)         --      (0.63)  15.94    6.58     2,860     2.37
10/31/15       15.94      0.60       (1.38)      (0.78)     (0.62)      (0.64)     (1.26)  13.90   (5.00)    3,110     2.37
04/30/16(5)    13.90      0.33        0.05        0.38      (0.27)         --      (0.27)  14.01    2.82     2,659     2.37(3)
                                                                        CLASS W
                                                                        -------
07/02/13@-
10/31/13      $15.00     $0.22      $ 0.54      $ 0.76     $(0.20)     $   --     $(0.20) $15.56    5.10%  $   105     1.52%(3)
10/31/14       15.56      0.65        0.49        1.14      (0.74)         --      (0.74)  15.96    7.51       502     1.52
10/31/15       15.96      0.73       (1.40)      (0.67)     (0.74)      (0.64)     (1.38)  13.91   (4.26)      410     1.52
04/30/16(5)    13.91      0.37        0.07        0.44      (0.32)         --      (0.32)  14.03    3.32       559     1.52(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(4) TURNOVER
------------- ---------






    4.22%(3)     13%
    4.55         51
    4.76         50
    5.45(3)      14



    3.39%(3)     13%
    3.53         51
    4.11         50
    4.81(3)      14



    4.36%(3)     13%
    4.37         51
    4.92         50
    5.59(3)      14

--------
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized.
(4)Net of following expense reimbursements and waivers, (recoupments), if applicable (based on average net assets):

                                         10/31/13(3) 10/31/14 10/31/15 04/30/16(3)(5)
                                         ----------- -------- -------- --------------
SunAmerica Income Explorer Fund Class A.     3.80%     0.40%    0.42%       0.71%
SunAmerica Income Explorer Fund Class C.    44.66      0.82     0.75        1.38
SunAmerica Income Explorer Fund Class W.    53.79      3.71     2.94        4.06

(5)Unaudited.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                                              NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                                SUNAMERICA SMALL-CAP FUND
                                                                -------------------------
                                                                         CLASS A
                                                                         -------
02/06/14@-
10/31/14      $15.00     $(0.08)    $ 0.57      $ 0.49      $--        $   --     $   --  $15.49    3.27%  $50,123     1.72%(3)
10/31/15       15.49      (0.13)      1.06        0.93       --            --         --   16.42    6.00    51,789     1.72%
04/30/16(5)    16.42      (0.03)     (0.42)      (0.45)      --         (1.32)     (1.32)  14.65   (2.69)   45,284     1.72%(3)
                                                                         CLASS C
                                                                         -------
02/06/14@-
10/31/14      $15.00     $(0.15)    $ 0.56      $ 0.41      $--        $   --     $   --  $15.41    2.73%  $   256     2.37%(3)
10/31/15       15.41      (0.23)      1.06        0.83       --            --         --   16.24    5.39       541     2.37
04/30/16(5)    16.24      (0.08)     (0.43)      (0.51)      --         (1.32)     (1.32)  14.41   (3.12)      766     2.37(3)
                                                                         CLASS W
                                                                         -------
02/06/14@-
10/31/14      $15.00     $(0.06)    $ 0.57      $ 0.51      $--        $   --     $   --  $15.51    3.40%  $   113     1.52%(3)
10/31/15       15.51      (0.10)      1.07        0.97       --            --         --   16.48    6.25       110     1.52
04/30/16(5)    16.48      (0.02)     (0.43)      (0.45)      --         (1.32)     (1.32)  14.71   (2.68)      294     1.52(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE     PORTFOLIO
NET ASSETS(4)  TURNOVER
-------------  ---------






    (0.76)%(3)    61%
    (0.79)        88
    (0.46)(3)     31



    (1.46)%(3)    61%
    (1.47)        88
    (1.14)(3)     31



    (0.57)%(3)    61%
    (0.59)        88
    (0.27)(3)     31

--------
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized.
(4)Net of following expense reimbursements and waivers, (recoupments), if applicable (based on average net assets):

                                           10/31/14(3) 10/31/15 04/30/16(3)(5)
                                           ----------- -------- --------------
  SunAmerica Small Cap Fund Class A.......     0.26%     0.33%       0.27%
  SunAmerica Small Cap Fund Class C.......    12.36      4.32        4.13
  SunAmerica Small Cap Fund Class W.......    18.46     13.86        9.14

(5)Unaudited.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- 2020 HIGH WATERMARK FUND
        PORTFOLIO PROFILE -- APRIL 30, 2016 -- (UNAUDITED)

INDUSTRY ALLOCATION*

  United States Treasury Bonds........................................  69.0%
  Resolution Funding Corp.............................................  21.3
  U.S. Government Treasuries..........................................   5.8
  Repurchase Agreements...............................................   4.0
                                                                       -----
  Total Investments                                                    100.1
  Liabilities in excess of other assets (including futures contracts).  (0.1)
                                                                       -----
  Net Assets.......................................................... 100.0%
                                                                       =====

--------
* Calculated as a percentage of net assets


CREDIT QUALITY+#

                                  Aaa. 100.0%
                                       =====

--------
+ Source: Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SPECIALTY SERIES -- 2020 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED)

                                                 PRINCIPAL    VALUE
                SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
        --------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 21.3%
        RESOLUTION FUNDING CORP. -- 21.3%
          Resolution Funding Corp. STRIPS
           zero coupon due 07/15/2020
           (cost $5,904,296)................... $ 7,000,000 $ 6,565,489
                                                            -----------
        U.S. GOVERNMENT TREASURIES -- 69.0%
        UNITED STATES TREASURY BONDS -- 69.0%
          United States Treasury Bonds STRIPS
           zero coupon due 08/15/2020
           (cost $18,701,780)..................  22,490,000  21,309,073
                                                            -----------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $24,606,076)..................              27,874,562
                                                            -----------
        SHORT-TERM INVESTMENT SECURITIES -- 5.8%
        U.S. GOVERNMENT TREASURIES -- 5.8%
          United States Treasury Bills
           0.39% due 08/04/16(1)
           (cost $1,788,181)...................   1,790,000   1,788,906
                                                            -----------

                                                       PRINCIPAL     VALUE
                SECURITY DESCRIPTION                    AMOUNT      (NOTE 3)
  ---------------------------------------------------------------------------
  REPURCHASE AGREEMENTS -- 4.0%
    Agreement with State Street Bank and Trust Co.,
     bearing interest at 0.01%, dated 04/29/2016,
     to be repurchased 05/02/2016 in the amount
     of $1,229,000 and collateralized by
     $1,210,000 of United States Treasury Notes,
     bearing interest at 2.13%, due 09/30/2021
     and having an approximate value of
     $1,257,601 (cost $1,229,000).................... $1,229,000  $ 1,229,000
                                                                  -----------
  TOTAL INVESTMENTS
     (cost $27,623,257)(2)...........................      100.1%  30,892,468
  Liabilities in excess of other assets..............       (0.1)     (30,838)
                                                      ----------  -----------
  NET ASSETS                                               100.0% $30,861,630
                                                      ==========  ===========

--------
(1)The security of a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 6 for cost of investments on a tax basis.

STRIPS -- Separate Trading of Registered Interest and Principal of Securities

FUTURES CONTRACTS
-------------------------------------------------------------------------------------
                                                           VALUE AS OF   UNREALIZED
NUMBER OF                            EXPIRATION  VALUE AT   APRIL 30,   APPRECIATION
CONTRACTS TYPE     DESCRIPTION         MONTH    TRADE DATE    2016     (DEPRECIATION)
--------- ---- --------------------- ---------- ---------- ----------- --------------
    1     Long S&P 500 E-Mini Index  June 2016   $100,455   $102,955       $2,500
                                                                           ======

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2016 (see Note 3):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                  --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
U.S. Government Agencies.........        $   --            $ 6,565,489             $--           $ 6,565,489
U.S. Government Treasuries.......            --             21,309,073              --            21,309,073
Short-Term Investment Securities.            --              1,788,906              --             1,788,906
Repurchase Agreements............            --              1,229,000              --             1,229,000
                                         ------            -----------             ---           -----------
TOTAL INVESTMENTS AT VALUE.......        $   --            $30,892,468             $--           $30,892,468
                                         ======            ===========             ===           ===========
Other Financial Instruments:+
Futures Contracts................        $2,500            $        --             $--           $     2,500
                                         ======            ===========             ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA COMMODITY STRATEGY FUND CONSOLIDATED PORTFOLIO PROFILE -- APRIL 30, 2016@ -- (UNAUDITED)


INDUSTRY ALLOCATION*

   Repurchase Agreements..............................................  58.6%
   U.S. Government Agencies...........................................  19.9
   U.S. Government Treasuries.........................................   5.8
   United States Treasury Notes.......................................   4.9
   Investment Companies...............................................   1.2
   Exchange-Traded Funds..............................................   0.4
   Options Purchased..................................................   0.2
                                                                       -----
   Total investments..................................................  91.0
   Other assets less liabilities (including futures, options and swap
    contracts)........................................................   9.0
                                                                       -----
   Net Assets......................................................... 100.0%
                                                                       =====

CREDIT QUALITY+**

                                  Aaa. 100.0%
                                       =====

--------
* Calculated as a percentage of net assets.
@ Consolidated; See Note 2
+ Source: Moody's
** Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA COMMODITY STRATEGY FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016@ -- (UNAUDITED)


                                                  SHARES/
                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT     (NOTE 3)
          ------------------------------------------------------------
          U.S. GOVERNMENT AGENCIES -- 2.2%
            Federal National Mtg. Assoc.
             1.25% due 01/30/2017
             (cost $1,004,717).................. $1,000,000 $1,004,825
                                                            ----------
          U.S. GOVERNMENT TREASURIES -- 4.9%
          UNITED STATES TREASURY NOTES -- 4.9%
            0.33% due 07/31/2017 FRS............  1,000,000    999,753
            0.42% due 10/31/2017 FRS............  1,200,000  1,201,108
                                                            ----------
          TOTAL U.S. GOVERNMENT TREASURIES
             (cost $2,199,637)..................             2,200,861
                                                            ----------
          COMMON STOCKS -- 1.2%
          INVESTMENT COMPANIES -- 1.2%
            Uranium Participation Corp.+(1)
             (cost $554,503)....................    142,200    523,602
                                                            ----------
          EXCHANGE-TRADED FUNDS -- 0.4%
            ETFS Physical Platinum Shares+(1)
             (cost $152,401)....................      1,684    174,563
                                                            ----------
          OPTIONS-PURCHASED -- 0.2%
            Call Options Purchased(1)(4)........         18     48,256
            Put Options Purchased(1)(5).........         37     31,005
                                                            ----------
          TOTAL OPTIONS-PURCHASED
             (cost $56,958).....................                79,261
                                                            ----------
          TOTAL LONG-TERM INVESTMENT SECURITIES
             (cost $3,968,216)..................             3,983,112
                                                            ----------
          SHORT-TERM INVESTMENT SECURITIES -- 23.5%
          U.S. GOVERNMENT AGENCIES -- 17.7%
            Federal Farm Credit Bank
             0.45% due 10/19/2016 FRS...........    300,000    300,049
             0.53% due 10/20/2016 FRS...........    175,000    175,055
            Federal Home Loan Bank
             0.29% due 06/08/2016...............    400,000    399,883
             0.37% due 05/18/2016...............  1,500,000  1,499,834
             0.40% due 08/01/2016...............  1,000,000    999,141
             0.49% due 10/11/2016 FRS...........  1,000,000  1,000,340
             0.50% due 08/29/2016...............  1,500,000  1,500,318
            Federal Home Loan Mtg. Corp.
             0.46% due 07/22/2016...............  1,000,000    999,280
             1.00% due 03/08/2017...............  1,000,000  1,003,132
                                                            ----------
                                                             7,877,032
                                                            ----------


                                                   PRINCIPAL    VALUE
                SECURITY DESCRIPTION                AMOUNT     (NOTE 3)
      ------------------------------------------------------------------
      U.S. GOVERNMENT TREASURIES -- 5.8%
        United States Treasury Bills
         0.19% due 05/26/2016.................... $2,000,000  $ 1,999,780
         0.25% due 05/26/2016....................    600,000      599,934
                                                              -----------
                                                                2,599,714
                                                              -----------
      TOTAL SHORT-TERM INVESTMENT SECURITIES
         (cost $10,475,349)......................              10,476,746
                                                              -----------
      REPURCHASE AGREEMENTS -- 58.6%
        Bank of America Securities LLC Joint
         Repurchase Agreement(2).................  4,795,000    4,795,000
        Bank of America Securities LLC Joint
         Repurchase Agreement(1)(2)..............  1,190,000    1,190,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(2)............................  4,810,000    4,810,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(1)(2).........................  1,205,000    1,205,000
        BNP Paribas SA Joint Repurchase
         Agreement(2)............................  4,795,000    4,795,000
        BNP Paribas SA Joint Repurchase
         Agreement(1)(2).........................  1,190,000    1,190,000
        Deutsche Bank AG Joint Repurchase
         Agreement(2)............................  3,175,000    3,175,000
        Deutsche Bank AG Joint Repurchase
         Agreement(1)(2).........................    785,000      785,000
        RBS Securities, Inc. Joint Repurchase
         Agreement(2)............................  3,355,000    3,355,000
        RBS Securities, Inc. Joint Repurchase
         Agreement(1)(2).........................    830,000      830,000
                                                              -----------
      TOTAL REPURCHASE AGREEMENTS
         (cost $26,130,000)......................              26,130,000
                                                              -----------
      TOTAL INVESTMENTS
         (cost $40,573,565)(3)...................       91.0%  40,589,858
      Other assets less liabilities..............        9.0    4,000,062
                                                  ----------  -----------
      NET ASSETS                                       100.0% $44,589,920
                                                  ==========  ===========

--------
@  Consolidated; See Note 2
+  Non-income producing security
(1)The security is owned by the SunAmerica Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Commodity Strategy Fund.
(2)See Note 3 for details of Joint Repurchase Agreements.
(3)See Note 6 for cost of investments on a tax basis.

(4)Call Options - Purchased

 CALL OPTIONS - PURCHASED(a)
 -----------------------------------------------------------------------------
                                                      VALUE AT    UNREALIZED
                 EXPIRATION STRIKE  NO. OF   PREMIUMS APRIL 30,  APPRECIATION
      ISSUE        MONTH    PRICE  CONTRACTS   PAID     2016    (DEPRECIATION)
 --------------- ---------- ------ --------- -------- --------- --------------
 Soybean Futures   Nov-16   $9.00      5     $ 8,617   $29,406     $20,789
 Corn Futures      Dec-16    4.00     13      14,336    18,850       4,514
                                      --     -------   -------     -------
                                      18     $22,953   $48,256     $25,303
                                      ==     =======   =======     =======

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA COMMODITY STRATEGY FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016@ -- (UNAUDITED) (CONTINUED)


(5)Put Options - Purchased

  PUT OPTIONS - PURCHASED(a)
  ----------------------------------------------------------------------------
                                                      VALUE AT    UNREALIZED
                 EXPIRATION STRIKE  NO. OF   PREMIUMS APRIL 30,  APPRECIATION
      ISSUE        MONTH    PRICE  CONTRACTS   PAID     2016    (DEPRECIATION)
  -------------- ---------- ------ --------- -------- --------- --------------
  Copper Futures   Jun-16   $48.00     8     $18,800   $15,800     $(3,000)
  Corn Futures     Dec-16     3.50    29      15,205    15,205          --
                                      --     -------   -------     -------
                                      37     $34,005   $31,005     $(3,000)
                                      ==     =======   =======     =======

FRS-- Floating Rate Security
The rates shown on FRS are the current interest rates at April 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

WRITTEN CALL OPTIONS(a)
-----------------------------------------------------------------------------------
                                                            VALUE AT    UNREALIZED
                       EXPIRATION STRIKE  NO. OF   PREMIUMS APRIL 30,  APPRECIATION
        ISSUE            MONTH    PRICE  CONTRACTS RECEIVED   2016    (DEPRECIATION)
---------------------  ---------- ------ --------- -------- --------- --------------
  Brent Crude Futures    Dec-16   $50.00     6     $14,501*  $29,880     $(15,379)
                         ======   ======     =     =======   =======     ========

WRITTEN PUT OPTIONS(a)
-----------------------------------------------------------------------------------
                                                            VALUE AT    UNREALIZED
                       EXPIRATION STRIKE  NO. OF   PREMIUMS APRIL 30,  APPRECIATION
        ISSUE            MONTH    PRICE  CONTRACTS RECEIVED   2016    (DEPRECIATION)
---------------------  ---------- ------ --------- -------- --------- --------------
  Brent Crude Futures    Dec-17   $70.00     3     $44,400*  $65,730     $(21,330)
                         ======   ======     =     =======   =======     ========

FUTURES CONTRACTS(a)
-----------------------------------------------------------------------------------------
                                                               VALUE AS OF   UNREALIZED
NUMBER OF                              EXPIRATION    VALUE AT   APRIL 30,   APPRECIATION
CONTRACTS TYPE      DESCRIPTION          MONTH      TRADE DATE    2016     (DEPRECIATION)
--------- ----- -------------------- -------------- ---------- ----------- --------------
   16     Long  Aluminum Futures          June 2016 $  595,739 $  671,900     $ 76,161
   4      Short Aluminum Futures          June 2016    165,400    167,975       (2,575)
   4      Long  Aluminum Futures     September 2016    165,625    168,075        2,450
   16     Short Aluminum Futures      December 2016    661,600    672,200      (10,600)
   66     Long  Brent Crude Futures       July 2016  2,675,920  3,126,420      450,500
   20     Long  Brent Crude Futures  September 2016    705,375    961,800      256,425
   32     Long  Brent Crude Futures   December 2016  1,355,056  1,562,560      207,504
   12     Short Brent Crude Futures   December 2017    690,161    612,120       78,041
   16     Short Brent Crude Futures   December 2018    913,018    845,120       67,898
   15     Long  Coffee Futures        December 2016    697,763    707,344        9,581
   26     Long  Copper Futures            June 2016  3,045,379  3,287,213      241,834
   5      Short Copper Futures            June 2016    571,488    632,156      (60,668)
   43     Long  Corn Futures              July 2016    803,792    842,263       38,471
   27     Long  Corn Futures          December 2016    540,288    533,588       (6,700)
   9      Long  Cotton Futures        December 2016    250,456    282,240       31,784
   5      Long  Gasoil Futures            June 2016    193,330    207,000       13,670
   23     Long  Gasoline Futures          June 2016  1,360,014  1,549,850      189,836
   6      Long  Gasoline Futures          July 2016    400,624    405,317        4,693
   21     Long  Gold Futures              June 2016  2,601,987  2,710,050      108,063
   12     Long  Heating Oil Futures       June 2016    610,356    698,544       88,188
   18     Short Lean Hogs Futures         June 2016    563,748    588,240      (24,492)
   25     Long  Lean Hogs Futures      October 2016    689,452    697,250        7,798
   28     Long  Natural Gas Futures       July 2016    606,853    650,160       43,307
   33     Long  Natural Gas Futures     August 2016    729,235    795,960       66,725
   34     Long  Natural Gas Futures  September 2016    756,421    835,380       78,959
   10     Short Natural Gas Futures    January 2017    291,715    315,700      (23,985)
   26     Long  Nickel Futures            June 2016  1,264,586  1,470,846      206,260
   2      Short Nickel Futures            June 2016    104,964    113,142       (8,178)
   6      Long  Palladium Futures         June 2016    313,433    376,590       63,157
   12     Long  Platinum Futures          July 2016    582,780    647,040       64,260
   20     Long  Silver Futures            July 2016  1,554,050  1,781,900      227,850
   10     Long  Soymeal Futures           July 2016    271,800    334,800       63,000

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA COMMODITY STRATEGY FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016@ -- (UNAUDITED) (CONTINUED)

FUTURES CONTRACTS(a)
--------------------------------------------------------------------------------------
                                                            VALUE AS OF   UNREALIZED
NUMBER OF                           EXPIRATION    VALUE AT   APRIL 30,   APPRECIATION
CONTRACTS TYPE     DESCRIPTION        MONTH      TRADE DATE    2016     (DEPRECIATION)
--------- ----- ------------------ ------------- ---------- ----------- --------------
   2      Short Soybean Futures        July 2016 $   87,479 $  102,975    $  (15,496)
   10     Long  Soybean Futures    November 2016    503,000    503,875           875
   56     Long  Soyoil Futures     December 2016  1,059,606  1,134,000        74,394
   84     Long  Sugar Futures          July 2016  1,322,024  1,535,386       213,362
   8      Long  Wheat Futures          July 2016    184,387    191,400         7,013
   16     Long  Wheat Futures          July 2016    372,750    390,800        18,050
   25     Long  WTI Crude Futures      June 2016    934,144  1,148,000       213,856
   3      Long  WTI Crude Futures  December 2016    131,187    144,660        13,473
   4      Long  WTI Crude Futures  December 2017    200,730    198,640        (2,090)
   3      Long  Zinc Futures            May 2016    137,276    145,050         7,774
   26     Long  Zinc Futures           June 2016  1,124,400  1,257,750       133,350
   6      Short Zinc Futures           June 2016    252,931    290,250       (37,319)
                                                                          ----------
                                                                          $3,176,459
                                                                          ==========

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)+
-------------------------------------------------------------------------------------------------------------------------
                   NOTIONAL                                                                               GROSS UNREALIZED
                    AMOUNT  TERMINATION PAYMENTS RECEIVED (PAID) BY THE TOTAL RETURN RECEIVED OR PAID BY   APPRECIATION/
SWAP COUNTERPARTY  (000'S)     DATE                PORTFOLIO                       PORTFOLIO               (DEPRECIATION)
-----------------  -------- ----------- ------------------------------- --------------------------------- ----------------
 Chase Bank NA         792  09/30/2016              (0.250)%                 S&P GSCI Grains Index              $--
 Goldman Sachs         174  09/30/2016              (0.150)%            S&P GSCI Industrial Metals Index         --
 Chase Bank NA      13,698  09/30/2016              (0.090)%               Bloomberg Commodity Index             --
 Chase Bank NA         930  03/31/2017              (0.090)%               Bloomberg Commodity Index             --
                                                                                                                ---
                                                                                                                $--
                                                                                                                ===

--------
(a)The security is owned by the SunAmerica Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Commodity Strategy Fund.
+ Illiquid security. At April 30, 2016, the aggregate value of these securities was $0, representing 0.0% of net assets.
*  Represents value at trade date

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2016 (see Note 3):

                                   LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                       QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                   --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
U.S. Government Agencies..........      $       --          $ 1,004,825             $--           $ 1,004,825
U.S. Government Treasuries........              --            2,200,861              --             2,200,861
Common Stocks.....................         523,602                   --              --               523,602
Exchange-Traded Funds.............         174,563                   --              --               174,563
Options-Purchased.................          79,261                   --              --                79,261
Short-Term Investment Securities..              --           10,476,746              --            10,476,746
Repurchase Agreements.............              --           26,130,000              --            26,130,000
                                        ----------          -----------             ---           -----------
TOTAL INVESTMENTS AT VALUE........      $  777,426          $39,812,432             $--           $40,589,858
                                        ==========          ===========             ===           ===========
Other Financial Instruments:+
Futures Contracts.................      $3,368,562          $        --             $--           $ 3,368,562
                                        ==========          ===========             ===           ===========

LIABILITIES:
Other Financial Instruments:+
Written Call Options..............      $   15,379          $        --             $--           $    15,379
Written Put Options...............          21,330                   --              --                21,330
Futures Contracts.................         192,103                   --              --               192,103
                                        ----------          -----------             ---           -----------
TOTAL OTHER FINANCIAL INSTRUMENTS.      $  228,812          $        --             $--           $   228,812
                                        ==========          ===========             ===           ===========

--------
@  Consolidated; See Note 2.
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND CONSOLIDATED PORTFOLIO PROFILE -- APRIL 30, 2016@ -- (UNAUDITED)

INDUSTRY ALLOCATION*

  Repurchase Agreements................................................ 97.9%
  Other assets less liabilities (including futures and forward foreign currency contracts) ................................................  2.1
                                                                        ----
  Net Assets...........................................................  100%
                                                                        ====

--------
* Calculated as a percentage of net assets
@ Consolidated; see Note 2.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016@ -- (UNAUDITED)

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT     (NOTE 3)
   ------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 97.9%
     Bank of America Securities LLC Joint Repurchase
      Agreement(1).................................... $7,030,000 $7,030,000
     Bank of America Securities LLC Joint Repurchase
      Agreement(1)(2).................................  2,105,000  2,105,000
     Barclays Capital, Inc. Joint Repurchase
      Agreement(1)....................................  7,045,000  7,045,000
     Barclays Capital, Inc. Joint Repurchase
      Agreement(1)(2).................................  2,115,000  2,115,000
     BNP Paribas SA Joint Repurchase
      Agreement(1)....................................  7,030,000  7,030,000
     BNP Paribas SA Joint Repurchase
      Agreement(1)(2).................................  2,105,000  2,105,000
     Deutsche Bank AG Joint Repurchase
      Agreement(1)....................................  4,660,000  4,660,000
     Deutsche Bank AG Joint Repurchase
      Agreement(1)(2).................................  1,395,000  1,395,000

                                                  PRINCIPAL    VALUE
                SECURITY DESCRIPTION               AMOUNT     (NOTE 3)
       ----------------------------------------------------------------
       REPURCHASE AGREEMENTS (CONTINUED)
         RBS Securities, Inc. Joint Repurchase
          Agreement(1).......................... $4,920,000  $ 4,920,000
         RBS Securities, Inc. Joint Repurchase
          Agreement(1)(2).......................  1,475,000    1,475,000
                                                             -----------
       TOTAL REPURCHASE AGREEMENTS
          (cost $ 39,880,000)...................              39,880,000
                                                             -----------
       TOTAL INVESTMENTS
          (cost $ 39,880,000)(3)................       97.9%  39,880,000
       Other assets less liabilities............        2.1      869,327
                                                 ----------  -----------
       NET ASSETS                                     100.0% $40,749,327
                                                 ==========  ===========

--------
@  Consolidated; see Note 2.
(1)See Note 3 for details of Joint Repurchase Agreements.
(2)The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.
(3)See Note 6 for cost of investments on a tax basis.

FUTURES CONTRACTS
----------------------------------------------------------------------------------------------
                                                                     VALUE AS     UNREALIZED
NUMBER OF                                                VALUE AT  OF APRIL 30,  APPRECIATION
CONTRACTS TYPE       DESCRIPTION       EXPIRATION MONTH TRADE DATE     2016     (DEPRECIATION)
--------- ---- --------------------    ---------------- ---------- ------------ --------------
   25     Long Copper Future(a)           July 2016     $1,345,125  $1,427,188    $  82,063
   73     Long Corn Future(a)             July 2016      1,371,629   1,429,887       58,258
   43     Long EURO-Bund                  June 2016      8,037,189   7,970,513      (66,676)
   10     Long Gold Future(a)             June 2016      1,242,499   1,290,500       48,001
   19     Long KOSPI 200 Index            June 2016      2,056,082   2,045,660      (10,422)
   26     Long Nikkei 225 Index(b)        June 2016      4,225,748   3,852,239     (373,509)
   18     Long Russell 2000 Mini Index    June 2016      2,046,760   2,029,680      (17,080)
   20     Long S&P 500 E-Mini Index       June 2016      1,979,400   2,059,100       79,700
   82     Long Sugar Future(a)            July 2016      1,363,787   1,498,829      135,042
   63     Long US Treasury 10YR Notes     June 2016      8,190,735   8,193,938        3,203
                                                                                  ---------
                                                                                  $ (61,420)
                                                                                  =========

--------
(a)The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.
(b)Foreign equity futures valued using fair value procedures at April 30, 2016. The aggregate appreciation (depreciation) of these futures contracts was ($373,509) representing 0.9% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuations inputs. See
   Note 3 regarding fair value pricing for foreign equity futures contracts.
@  Consolidated; See Note 2

FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------------------------------------------------------
                                                                             DELIVERY   UNREALIZED   UNREALIZED
             COUNTERPARTY               CONTRACT TO DELIVER IN EXCHANGE FOR    DATE    APPRECIATION DEPRECIATION
--------------------------------------- ------------------- --------------- ---------- ------------ ------------
Morgan Stanley & Co. International PLC  BRL    5,000,000    USD  1,416,631  05/03/2016   $     --     $(37,174)
                                        USD    1,339,118    BRL  5,000,000  05/03/2016    114,687           --
                                        USD    1,404,415    BRL  5,000,000  06/02/2016     35,142           --
                                                                                         --------     --------
Net Unrealized Appreciation/(Depreciation)                                               $149,829     $(37,174)
                                                                                         ========     ========

BRL -- Brazillian Real
USD -- United States Dollar

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016@ -- (UNAUDITED) (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2016 (see Note 3):

                                    LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                        QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                    --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Repurchase Agreements..............       $     --           $39,880,000             $--           $39,880,000
                                          --------           -----------             ---           -----------
TOTAL INVESTMENTS AT VALUE.........       $     --           $39,880,000             $--           $39,880,000
                                          ========           ===========             ===           ===========
Other Financial Instruments:+
Futures Contracts..................       $406,267           $        --             $--           $   406,267
Forward Foreign Currency Contracts.             --               149,829              --               149,829
                                          --------           -----------             ---           -----------
TOTAL OTHER FINANCIAL INSTRUMENTS..       $406,267           $   149,829             $--           $   556,096
                                          ========           ===========             ===           ===========

LIABILITIES:
Other Financial Instruments:+
Futures Contracts..................       $ 94,178           $   373,509             $--           $   467,687
Forward Foreign Currency Contracts.             --                37,174              --                37,174
                                          --------           -----------             ---           -----------
TOTAL OTHER FINANCIAL INSTRUMENTS..       $ 94,178           $   410,683             $--           $   504,861
                                          ========           ===========             ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
@  Consolidated; see Note 2.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA GROWTH FUND PORTFOLIO PROFILE -- APRIL 30, 2016 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Retail-Restaurants....................  11.3%
                 Internet Content-Entertainment........   8.6
                 Web Portals/ISP.......................   7.9
                 E-Commerce/Products...................   7.6
                 Retail-Discount.......................   7.0
                 Finance-Credit Card...................   6.8
                 Retail-Building Products..............   6.7
                 Medical-HMO...........................   6.0
                 Medical-Drugs.........................   4.7
                 Resorts/Theme Parks...................   4.6
                 Apparel Manufacturers.................   2.9
                 Auto-Cars/Light Trucks................   2.9
                 Hotels/Motels.........................   2.8
                 Multimedia............................   2.4
                 Professional Sports...................   2.2
                 Insurance-Property/Casualty...........   2.2
                 Commercial Services...................   1.9
                 Diagnostic Kits.......................   1.6
                 Finance-Investment Banker/Broker......   1.4
                 Consulting Services...................   1.3
                 Food-Canned...........................   1.2
                 Distribution/Wholesale................   1.1
                 Retail-Sporting Goods.................   0.8
                 Time Deposits.........................   0.8
                 Enterprise Software/Service...........   0.8
                 Retail-Automobile.....................   0.8
                 Private Equity........................   0.5
                 Auto/Truck Parts & Equipment-Original.   0.5
                                                        -----
                 Total Investments                       99.3
                 Other assets less liabilities.........   0.7
                                                        -----
                 Net Assets............................ 100.0%
                                                        =====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA GROWTH FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED)



                                                          VALUE
                   SECURITY DESCRIPTION         SHARES   (NOTE 3)
            -------------------------------------------------------
            COMMON STOCKS -- 98.5%
            APPAREL MANUFACTURERS -- 2.9%
              Under Armour, Inc.+.............. 178,000 $ 7,262,400
              Under Armour, Inc., Class A+..... 178,000   7,821,320
                                                        -----------
                                                         15,083,720
                                                        -----------
            AUTO-CARS/LIGHT TRUCKS -- 2.9%
              Tesla Motors, Inc.+..............  62,000  14,927,120
                                                        -----------
            AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.5%
              Mobileye NV+.....................  63,000   2,403,450
                                                        -----------
            COMMERCIAL SERVICES -- 1.9%
              CoStar Group, Inc.+..............  49,000   9,668,190
                                                        -----------
            CONSULTING SERVICES -- 1.3%
              Verisk Analytics, Inc.+..........  90,000   6,982,200
                                                        -----------
            DIAGNOSTIC KITS -- 1.6%
              IDEXX Laboratories, Inc.+........  98,000   8,266,300
                                                        -----------
            DISTRIBUTION/WHOLESALE -- 1.1%
              Fastenal Co...................... 120,600   5,642,874
                                                        -----------
            E-COMMERCE/PRODUCTS -- 7.6%
              Alibaba Group Holding, Ltd. ADR+. 511,369  39,344,731
                                                        -----------
            ENTERPRISE SOFTWARE/SERVICE -- 0.8%
              Benefitfocus, Inc.+.............. 110,066   4,171,501
                                                        -----------
            FINANCE-CREDIT CARD -- 6.8%
              Visa, Inc., Class A.............. 459,657  35,503,907
                                                        -----------
            FINANCE-INVESTMENT BANKER/BROKER -- 1.4%
              Charles Schwab Corp.............. 256,500   7,287,165
                                                        -----------
            FOOD-CANNED -- 1.2%
              TreeHouse Foods, Inc.+...........  70,000   6,188,000
                                                        -----------
            HOTELS/MOTELS -- 2.8%
              Hyatt Hotels Corp., Class A+..... 300,000  14,364,000
                                                        -----------
            INSURANCE-PROPERTY/CASUALTY -- 2.2%
              Arch Capital Group, Ltd.+........ 160,000  11,278,400
                                                        -----------
            INTERNET CONTENT-ENTERTAINMENT -- 8.6%
              Facebook, Inc., Class A+......... 381,471  44,853,360
                                                        -----------
            MEDICAL-DRUGS -- 4.7%
              Zoetis, Inc...................... 523,231  24,607,554
                                                        -----------
            MEDICAL-HMO -- 6.0%
              UnitedHealth Group, Inc.......... 236,999  31,208,028
                                                        -----------

                                                    SHARES/
                                                   PRINCIPAL     VALUE
                SECURITY DESCRIPTION                AMOUNT      (NOTE 3)
     --------------------------------------------------------------------
     MULTIMEDIA -- 2.4%
       FactSet Research Systems, Inc.............     83,000  $ 12,512,250
                                                              ------------
     PRIVATE EQUITY -- 0.5%
       Carlyle Group LP..........................    165,091     2,763,623
                                                              ------------
     PROFESSIONAL SPORTS -- 2.2%
       Manchester United PLC, Class A............    675,000    11,535,750
                                                              ------------
     RESORT/THEME PARKS -- 4.6%
       Vail Resorts, Inc.........................    184,000    23,853,760
                                                              ------------
     RETAIL-AUTOMOBILE -- 0.8%
       CarMax, Inc.+.............................     75,000     3,971,250
                                                              ------------
     RETAIL-BUILDING PRODUCTS -- 6.7%
       Home Depot, Inc...........................    260,938    34,936,989
                                                              ------------
     RETAIL-DISCOUNT -- 7.0%
       Dollar Tree, Inc.+........................    456,090    36,354,934
                                                              ------------
     RETAIL-RESTAURANTS -- 11.3%
       Chipotle Mexican Grill, Inc.+.............     78,307    32,964,898
       Starbucks Corp............................    454,043    25,530,838
                                                              ------------
                                                                58,495,736
                                                              ------------
     RETAIL-SPORTING GOODS -- 0.8%
       Dick's Sporting Goods, Inc................     94,788     4,392,476
                                                              ------------
     WEB PORTALS/ISP -- 7.9%
       Alphabet, Inc., Class A+..................     57,561    40,746,281
                                                              ------------
     TOTAL LONG-TERM INVESTMENT SECURITIES
        (cost $418,123,615)......................              511,343,549
                                                              ------------
     SHORT-TERM INVESTMENT SECURITIES -- 0.8%
     TIME DEPOSITS -- 0.8%
       Euro Time Deposit with State Street Bank
        and Trust Co.
        0.01% due 05/02/2016
        (cost $4,299,000)........................ $4,299,000     4,299,000
                                                              ------------
     TOTAL INVESTMENTS
        (cost $422,422,615)(1)...................       99.3%  515,642,549
     Other assets less liabilities...............        0.7     3,375,106
                                                  ----------  ------------
     NET ASSETS                                        100.0% $519,017,655
                                                  ==========  ============

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

ADR -- American Depositary Receipt

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2016 (see Note 3):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                  --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Common Stocks....................     $511,343,549         $       --              $--           $511,343,549
Short-Term Investment Securities.               --          4,299,000               --              4,299,000
                                      ------------         ----------              ---           ------------
TOTAL INVESTMENTS AT VALUE.......     $511,343,549         $4,299,000              $--           $515,642,549
                                      ============         ==========              ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND PORTFOLIO PROFILE -- APRIL 30, 2016 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Medical-HMO............................  11.4%
                 Retail-Restaurants.....................   8.1
                 Diversified Banking Institutions.......   7.1
                 Internet Content-Entertainment.........   6.3
                 Banks-Super Regional...................   6.2
                 Web Portals/ISP........................   5.8
                 Oil Companies-Integrated...............   5.6
                 E-Commerce/Products....................   5.5
                 Cable/Satellite TV.....................   5.5
                 Retail-Discount........................   5.1
                 Finance-Credit Card....................   5.1
                 Medical-Generic Drugs..................   5.0
                 Cruise Lines...........................   4.9
                 Retail-Building Products...............   4.9
                 E-Services/Consulting..................   4.6
                 Building & Construction Products-Misc..   4.6
                 Medical-Drugs..........................   3.5
                 Time Deposits..........................   0.2
                                                         -----
                 Total Investments......................  99.4
                 Other assets less liabilities..........   0.6
                                                         -----
                 Net Assets............................. 100.0%
                                                         =====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED)



                                                              VALUE
                   SECURITY DESCRIPTION             SHARES   (NOTE 3)
        ---------------------------------------------------------------
        COMMON STOCKS -- 99.2%
        BANKS-SUPER REGIONAL -- 6.2%
          US Bancorp............................... 811,600 $34,647,204
                                                            -----------
        BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 4.6%
          Owens Corning............................ 556,500  25,637,955
                                                            -----------
        CABLE/SATELLITE TV -- 5.5%
          Comcast Corp., Class A................... 503,000  30,562,280
                                                            -----------
        CRUISE LINES -- 4.9%
          Carnival Corp............................ 563,000  27,615,150
                                                            -----------
        DIVERSIFIED BANKING INSTITUTIONS -- 7.1%
          Citigroup, Inc........................... 391,044  18,097,516
          JPMorgan Chase & Co...................... 340,753  21,535,590
                                                            -----------
                                                             39,633,106
                                                            -----------
        E-COMMERCE/PRODUCTS -- 5.5%
          Alibaba Group Holding, Ltd. ADR+......... 403,260  31,026,825
                                                            -----------
        E-SERVICES/CONSULTING -- 4.6%
          CDW Corp................................. 671,100  25,837,350
                                                            -----------
        FINANCE-CREDIT CARD -- 5.1%
          Visa, Inc., Class A...................... 366,768  28,329,160
                                                            -----------
        INTERNET CONTENT-ENTERTAINMENT -- 6.3%
          Facebook, Inc., Class A+................. 300,739  35,360,892
                                                            -----------
        MEDICAL-DRUGS -- 3.5%
          Zoetis, Inc.............................. 414,410  19,489,702
                                                            -----------
        MEDICAL-GENERIC DRUGS -- 5.0%
          Teva Pharmaceutical Industries, Ltd. ADR. 517,400  28,172,430
                                                            -----------
        MEDICAL-HMO -- 11.4%
          Aetna, Inc............................... 350,300  39,328,181
          UnitedHealth Group, Inc.................. 187,256  24,657,870
                                                            -----------
                                                             63,986,051
                                                            -----------

                                                      SHARES/
                                                     PRINCIPAL     VALUE
                SECURITY DESCRIPTION                  AMOUNT      (NOTE 3)
   ------------------------------------------------------------------------
   OIL COMPANIES-INTEGRATED -- 5.6%
     Suncor Energy, Inc............................  1,060,000  $ 31,132,200
                                                                ------------
   RETAIL-BUILDING PRODUCTS -- 4.9%
     Home Depot, Inc...............................    205,715    27,543,181
                                                                ------------
   RETAIL-DISCOUNT -- 5.1%
     Dollar Tree, Inc.+............................    360,058    28,700,223
                                                                ------------
   RETAIL-RESTAURANTS -- 8.1%
     Chipotle Mexican Grill, Inc.+.................     59,942    25,233,784
     Starbucks Corp................................    358,770    20,173,637
                                                                ------------
                                                                  45,407,421
                                                                ------------
   WEB PORTALS/ISP -- 5.8%
     Alphabet, Inc., Class A+......................     45,682    32,337,374
                                                                ------------
   TOTAL LONG-TERM INVESTMENT SECURITIES
      (cost $513,105,449)..........................              555,418,504
                                                                ------------
   SHORT-TERM INVESTMENT SECURITIES -- 0.2%
   TIME DEPOSITS -- 0.2%
     Euro Time Deposit with State Street Bank and
      Trust Co.
      0.01% due 05/02/2016
      (cost $1,378,000)............................ $1,378,000     1,378,000
                                                                ------------
   TOTAL INVESTMENTS
      (cost $514,483,449)(1).......................       99.4%  556,796,504
   Other assets less liabilities...................        0.6     3,116,350
                                                    ----------  ------------
   NET ASSETS                                            100.0% $559,912,854
                                                    ==========  ============

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

ADR -- American Depositary Receipt
The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2016 (see Note 3):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                  --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Common Stocks....................     $555,418,504         $       --              $--           $555,418,504
Short-Term Investment Securities.               --          1,378,000               --              1,378,000
                                      ------------         ----------              ---           ------------
TOTAL INVESTMENTS AT VALUE.......     $555,418,504         $1,378,000              $--           $556,796,504
                                      ============         ==========              ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO PROFILE -- APRIL 30, 2016 -- (UNAUDITED)

INDUSTRY ALLOCATION*

            Domestic Fixed Income Investment Companies......  21.4%
            International Fixed Income Investment Companies.   9.1
            Diversified Banking Institutions................   7.5
            Domestic Equity Investment Companies............   6.9
            Real Estate Investment Trusts...................   3.4
            Banks-Super Regional............................   2.9
            Banks-Commercial................................   2.9
            Insurance-Life/Health...........................   2.6
            Telephone-Integrated............................   2.5
            Electric-Integrated.............................   2.2
            Domestic Mixed Allocation Investment Companies..   2.1
            Cellular Telecom................................   2.0
            Insurance-Multi-line............................   1.9
            Time Deposits...................................   1.9
            Insurance-Reinsurance...........................   1.7
            Insurance-Property/Casualty.....................   1.7
            Real Estate Operations & Development............   1.7
            Food-Retail.....................................   1.5
            Electronic Components-Misc......................   1.4
            Tobacco.........................................   1.4
            Computers.......................................   1.3
            Diversified Manufacturing Operations............   1.2
            Oil Companies-Integrated........................   1.1
            Metal-Diversified...............................   1.1
            Metal-Iron......................................   1.0
            Semiconductor Components-Integrated Circuits....   1.0
            Oil Companies-Exploration & Production..........   1.0
            Sovereign Agency................................   1.0
            Telecom Services................................   1.0
            Oil-Field Services..............................   0.9
            Banks-Money Center..............................   0.8
            Steel-Producers.................................   0.6
            Cosmetics & Toiletries..........................   0.6
            Aerospace/Defense...............................   0.6
            Casino Hotels...................................   0.5
            Banks-Special Purpose...........................   0.5
            Transport-Marine................................   0.5
            Distribution/Wholesale..........................   0.5
            Investment Management/Advisor Services..........   0.4
            Diversified Minerals............................   0.4
            Oil Field Machinery & Equipment.................   0.4
            Coal............................................   0.4
            Insurance-Mutual................................   0.4
            Diversified Operations..........................   0.4
            Banks-Fiduciary.................................   0.4
            Finance-Investment Banker/Broker................   0.4
            Computers-Periphery Equipment...................   0.4
            Agricultural Operations.........................   0.3
            Electric-Generation.............................   0.3
            Retail-Apparel/Shoe.............................   0.3
            Electronic Components-Semiconductors............   0.3
            Private Equity..................................   0.2
            E-Commerce/Products.............................   0.2
            Finance-Other Services..........................   0.1
                                                             -----
            Total Investments...............................  99.2
            Other assets less liabilities...................   0.8
                                                             -----
            Net Assets...................................... 100.0%
                                                             =====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED)


                                                                VALUE
                     SECURITY DESCRIPTION              SHARES  (NOTE 3)
         --------------------------------------------------------------
         COMMON STOCKS -- 25.4%
         AEROSPACE/DEFENSE -- 0.6%
           BAE Systems PLC(1).........................  21,464 $149,974
                                                               --------
         CASINO HOTELS -- 0.5%
           Sands China, Ltd.(1).......................  40,000  142,551
                                                               --------
         CELLULAR TELECOM -- 2.0%
           Mobile TeleSystems PJSC ADR................  16,553  153,281
           MTN Group, Ltd.(1).........................   7,914   83,488
           Turkcell Iletisim Hizmetleri AS(1).........  32,728  141,583
           Vodacom Group, Ltd.(1).....................  13,297  154,874
                                                               --------
                                                                533,226
                                                               --------
         COAL -- 0.4%
           China Shenhua Energy Co., Ltd., Class H(1).  67,500  112,636
                                                               --------
         COMPUTERS -- 1.3%
           Asustek Computer, Inc.(1)..................  16,000  140,250
           HP, Inc....................................   9,848  120,835
           Lenovo Group, Ltd.(1)...................... 110,000   86,324
                                                               --------
                                                                347,409
                                                               --------
         COMPUTERS-PERIPHERY EQUIPMENT -- 0.4%
           Innolux Corp.(1)........................... 295,000   91,182
                                                               --------
         COSMETICS & TOILETRIES -- 0.6%
           Unilever PLC(1)............................   3,530  158,298
                                                               --------
         DISTRIBUTION/WHOLESALE -- 0.5%
           Li & Fung, Ltd.(1)......................... 190,000  117,531
                                                               --------
         DIVERSIFIED MINERALS -- 0.4%
           BHP Billiton, Ltd.(1)......................   7,367  115,414
                                                               --------
         DIVERSIFIED OPERATIONS -- 0.4%
           Keppel Corp., Ltd.(1)......................  24,800   98,702
                                                               --------
         ELECTRIC-GENERATION -- 0.3%
           Huaneng Power International, Inc.(1)....... 116,000   82,601
                                                               --------
         ELECTRONIC COMPONENTS-MISC. -- 1.4%
           Garmin, Ltd................................   3,396  144,771
           Hon Hai Precision Industry Co., Ltd.(1)....  50,200  118,852
           Pegatron Corp.(1)..........................  51,000  107,386
                                                               --------
                                                                371,009
                                                               --------
         ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.3%
           MediaTek, Inc.(1)..........................  10,516   74,687
                                                               --------
         FOOD-RETAIL -- 1.5%
           Casino Guichard Perrachon SA(1)............   2,025  120,551
           Wesfarmers, Ltd.(1)........................   4,978  161,343
           Woolworths, Ltd.(1)........................   7,156  119,977
                                                               --------
                                                                401,871
                                                               --------
         INSURANCE-PROPERTY/CASUALTY -- 0.5%
           Powszechny Zaklad Ubezpieczen SA(1)........  12,990  117,660
                                                               --------
         INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.4%
           Aberdeen Asset Management PLC(1)...........  26,501  116,324
                                                               --------
         METAL-DIVERSIFIED -- 1.1%
           MMC Norilsk Nickel PJSC ADR................   9,044  133,580
           Rio Tinto, Ltd.(1).........................   3,752  145,256
                                                               --------
                                                                278,836
                                                               --------

                                                                 VALUE
                   SECURITY DESCRIPTION                SHARES   (NOTE 3)
      -------------------------------------------------------------------
      METAL-IRON -- 1.0%
        Fortescue Metals Group, Ltd.(1)............... 104,170 $  265,626
                                                               ----------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.0%
        CNOOC, Ltd.(1)................................ 107,000    132,641
        Woodside Petroleum, Ltd.(1)...................   5,641    120,208
                                                               ----------
                                                                  252,849
                                                               ----------
      OIL COMPANIES-INTEGRATED -- 1.1%
        Sasol, Ltd.(1)................................   4,153    136,232
        Statoil ASA(1)................................   8,586    150,980
                                                               ----------
                                                                  287,212
                                                               ----------
      OIL FIELD MACHINERY & EQUIPMENT -- 0.4%
        National Oilwell Varco, Inc...................   3,168    114,175
                                                               ----------
      OIL-FIELD SERVICES -- 0.9%
        China Oilfield Services, Ltd.(1)..............  96,000     82,866
        Technip SA(1).................................   2,465    145,121
                                                               ----------
                                                                  227,987
                                                               ----------
      REAL ESTATE OPERATIONS & DEVELOPMENT -- 1.7%
        Country Garden Holdings Co., Ltd.(1).......... 347,000    136,292
        Evergrande Real Estate Group, Ltd.(1)......... 260,000    191,791
        Shimao Property Holdings, Ltd.(1).............  77,627    107,162
                                                               ----------
                                                                  435,245
                                                               ----------
      RETAIL-APPAREL/SHOE -- 0.3%
        Belle International Holdings, Ltd.(1)......... 128,000     77,909
                                                               ----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.0%
        Novatek Microelectronics Corp.(1).............  31,000    108,142
        Siliconware Precision Industries Co., Ltd.(1). 100,000    148,162
                                                               ----------
                                                                  256,304
                                                               ----------
      STEEL-PRODUCERS -- 0.6%
        Eregli Demir ve Celik Fabrikalari TAS(1)......  96,557    161,126
                                                               ----------
      TELECOM SERVICES -- 0.5%
        Tele2 AB, Class B(1)..........................  13,392    127,657
                                                               ----------
      TELEPHONE-INTEGRATED -- 2.4%
        CenturyLink, Inc..............................   5,134    158,897
        Frontier Communications Corp..................  31,358    174,351
        Orange SA(1)..................................   9,657    160,365
        Telefonica Brasil SA (preference shares)......  10,597    130,519
                                                               ----------
                                                                  624,132
                                                               ----------
      TOBACCO -- 1.4%
        British American Tobacco PLC(1)...............   2,783    169,838
        Philip Morris International, Inc..............   1,892    185,643
                                                               ----------
                                                                  355,481
                                                               ----------
      TRANSPORT-MARINE -- 0.5%
        AP Moeller - Maersk A/S, Series B(1)..........      86    121,083
                                                               ----------
      TOTAL COMMON STOCKS
         (cost $7,222,952)............................          6,616,697
                                                               ----------
      PREFERRED SECURITIES -- 15.1%
      AGRICULTURAL OPERATIONS -- 0.3%
        CHS, Inc. FRS
         Series 2
         7.10%........................................   1,680     46,603

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)


                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
           ---------------------------------------------------------
           PREFERRED SECURITIES (CONTINUED)
           AGRICULTURAL OPERATIONS (CONTINUED)
             CHS, Inc.
              Series 4
              7.50%.................................. 1,344  $ 37,216
                                                             --------
                                                               83,819
                                                             --------
           BANKS-COMMERCIAL -- 1.5%
             Barclays Bank PLC
              Series 4
              7.75%.................................. 3,100    81,313
             Barclays Bank PLC
              Series 5
              8.13%.................................. 1,600    42,208
             BB&T Corp.
              5.63%..................................   850    21,803
             First Republic Bank
              5.50%.................................. 1,725    44,160
             ING Groep NV
              7.05%.................................. 1,948    51,271
             ING Groep NV
              7.20%.................................. 3,500    91,770
             Regions Financial Corp. FRS
              Series B
              6.38%.................................. 1,748    48,000
                                                             --------
                                                              380,525
                                                             --------
           BANKS-FIDUCIARY -- 0.4%
             State Street Corp. FRS
              Series G
              5.35%.................................. 3,700    97,273
                                                             --------
           BANKS-MONEY CENTER -- 0.1%
             National Westminster Bank PLC
              Series C
              7.76%.................................. 1,424    36,910
                                                             --------
           BANKS-SPECIAL PURPOSE -- 0.5%
             AgriBank FCB FRS
              6.88%.................................. 1,250   132,773
                                                             --------
           BANKS-SUPER REGIONAL -- 1.4%
             Capital One Financial Corp.
              6.70%..................................   825    22,638
             Fifth Third Bancorp FRS
              Series I
              6.63%.................................. 1,612    47,232
             Huntington Bancshares, Inc.
              6.25%.................................. 2,575    67,800
             PNC Financial Services Group, Inc. FRS
              Series P
              6.13%.................................. 1,350    39,029
             US Bancorp FRS
              Series F
              6.50%..................................   874    25,835
             Wells Fargo & Co.
              5.70%.................................. 2,044    52,469
             Wells Fargo & Co. FRS
              5.85%.................................. 2,175    57,268
             Wells Fargo & Co. FRS
              6.63%.................................. 1,412    41,117
                                                             --------
                                                              353,388
                                                             --------

                                                          VALUE
                     SECURITY DESCRIPTION         SHARES (NOTE 3)
               -------------------------------------------------
               DIVERSIFIED BANKING INSTITUTIONS -- 2.2%
                 Bank of America Corp.
                  Series EE
                  6.00%.......................... 3,500  $ 88,340
                 Bank of America Corp.
                  6.20%.......................... 2,000    51,540
                 Bank of America Corp.
                  Series Y
                  6.50%..........................   911    24,050
                 Citigroup Capital XIII FRS
                  7.01%.......................... 2,067    54,052
                 Citigroup, Inc.
                  Series S
                  6.30%.......................... 1,683    43,522
                 Citigroup, Inc. FRS
                  Series J
                  7.13%.......................... 1,625    45,435
                 HSBC Holdings PLC
                  Series 2
                  8.00%.......................... 1,425    37,763
                 JPMorgan Chase & Co.
                  Series Y
                  6.13%.......................... 2,000    52,220
                 Morgan Stanley FRS
                  Series I
                  6.38%.......................... 4,175   110,721
                 Morgan Stanley FRS
                  Series F
                  6.88%.......................... 2,643    72,524
                                                         --------
                                                          580,167
                                                         --------
               E-COMMERCE/PRODUCTS -- 0.2%
                 eBay, Inc.
                  6.00%.......................... 1,800    46,260
                                                         --------
               ELECTRIC-INTEGRATED -- 1.3%
                 Entergy New Orleans, Inc.
                  5.50%.......................... 1,800    47,160
                 Integrys Holding, Inc. FRS
                  6.00%.......................... 1,428    37,699
                 SCE Trust IV FRS
                  Series J
                  5.38%.......................... 2,700    72,684
                 SCE Trust V FRS
                  5.45%.......................... 2,593    70,063
                 Southern Co.
                  6.25%.......................... 4,600   124,522
                                                         --------
                                                          352,128
                                                         --------
               FINANCE-INVESTMENT BANKER/BROKER -- 0.4%
                 Charles Schwab Corp.
                  5.95%.......................... 3,600    93,492
                                                         --------
               INSURANCE-MULTI-LINE -- 0.6%
                 Aegon NV
                  6.50%.......................... 1,610    42,101
                 Allstate Corp.
                  Series E
                  6.63%.......................... 1,825    50,279
                 American Financial Group, Inc.
                  6.00%.......................... 1,800    46,404

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)


                                                                VALUE
                    SECURITY DESCRIPTION                SHARES (NOTE 3)
        --------------------------------------------------------------
        PREFERRED SECURITIES (CONTINUED)
        INSURANCE-MULTI-LINE (CONTINUED)
          Hartford Financial Services Group, Inc. FRS
           7.88%.......................................   832  $ 26,433
                                                               --------
                                                                165,217
                                                               --------
        INSURANCE-PROPERTY/CASUALTY -- 0.4%
          Hanover Insurance Group, Inc.
           6.35%....................................... 1,600    41,568
          WR Berkley Corp.
           5.90%....................................... 2,600    66,482
                                                               --------
                                                                108,050
                                                               --------
        INSURANCE-REINSURANCE -- 0.9%
          Endurance Specialty Holdings, Ltd.
           Series C
           6.35%....................................... 2,100    56,049
          PartnerRe, Ltd.
           6.50%....................................... 3,045    77,587
          PartnerRe, Ltd.
           7.25%....................................... 3,964   103,500
                                                               --------
                                                                237,136
                                                               --------
        PRIVATE EQUITY -- 0.2%
          KKR & Co. LP
           6.75%....................................... 2,000    51,160
                                                               --------
        REAL ESTATE INVESTMENT TRUSTS -- 3.4%
          CBL & Associates Properties, Inc.
           6.63%....................................... 1,555    38,268
          Cedar Realty Trust, Inc.
           Series B
           7.25%.......................................   700    18,060
          Chesapeake Lodging Trust
           Series A
           7.75%....................................... 1,000    26,450
          CoreSite Realty Corp.
           Series A
           7.25%....................................... 1,400    36,456
          Corporate Office Properties Trust
           Series L
           7.38%....................................... 2,300    59,478
          DDR Corp.
           Series J
           6.50%....................................... 1,000    26,260
          DuPont Fabros Technology, Inc.
           Series B
           7.63%....................................... 1,600    40,720
          Pennsylvania Real Estate Investment Trust
           Series A
           8.25%....................................... 1,450    38,193
          PS Business Parks, Inc.
           Series U
           5.75%....................................... 1,500    38,415
          PS Business Parks, Inc.
           Series T
           6.00%....................................... 1,000    26,300
          PS Business Parks, Inc.
           Series S
           6.45%....................................... 1,800    46,854

                                                               VALUE
                   SECURITY DESCRIPTION              SHARES   (NOTE 3)
        --------------------------------------------------------------
        REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
          Retail Properties of America, Inc.
           Series A
           7.00%....................................   1,500 $   40,155
          Sabra Health Care REIT, Inc.
           Series A
           7.13%....................................   2,000     52,520
          Saul Centers, Inc.
           Series C
           6.88%....................................     820     21,820
          Summit Hotel Properties, Inc.
           Series B
           7.88%....................................     800     20,840
          Taubman Centers, Inc.
           Series K
           6.25%....................................   2,160     56,160
          Urstadt Biddle Properties, Inc.
           Series F
           7.13%....................................   1,600     42,528
          VEREIT, Inc.
           Series F
           6.70%....................................   5,257    135,263
          Vornado Realty Trust
           Series I
           6.63%....................................   2,500     64,700
          Vornado Realty Trust
           Series J
           6.88%....................................     996     25,677
          Wells Fargo Real Estate Investment Corp.
           Series A
           6.38%....................................   1,500     40,995
                                                             ----------
                                                                896,112
                                                             ----------
        SOVEREIGN AGENCY -- 1.0%
          Farm Credit Bank of Texas FRS
           6.75%....................................   1,200    129,187
          Farm Credit Bank of Texas
           10.00%...................................     100    122,875
                                                             ----------
                                                                252,062
                                                             ----------
        TELECOM SERVICES -- 0.3%
          Qwest Corp.
           6.88%....................................   1,456     37,201
          Qwest Corp.
           7.38%....................................   1,400     35,784
                                                             ----------
                                                                 72,985
                                                             ----------
        TOTAL PREFERRED SECURITIES
           (cost $3,708,881)........................          3,939,457
                                                             ----------
        PREFERRED SECURITIES/CAPITAL SECURITIES -- 16.9%
        BANKS-COMMERCIAL -- 1.4%
          CoBank ACB FRS
           Series I
           6.25% due 10/01/2026(2)..................  66,000     68,310
          Rabobank Nederland FRS
           11.00% due 06/30/2019*(2)................ 150,000    182,812
          Zions Bancorporation FRS
           Series J
           7.20% due 09/15/2023(2).................. 100,000    106,000
                                                             ----------
                                                                357,122
                                                             ----------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)


                                                              VALUE
                   SECURITY DESCRIPTION             SHARES   (NOTE 3)
         ------------------------------------------------------------
         PREFERRED SECURITIES/CAPITAL SECURITIES (CONTINUED)
         BANKS-MONEY CENTER -- 0.7%
           Dresdner Funding Trust I
            8.15% due 06/30/2031*.................. 100,000 $  115,938
           HSBC Capital Funding LP FRS
            10.18% due 06/30/2030*(2)..............  50,000     73,438
                                                            ----------
                                                               189,376
                                                            ----------
         BANKS-SUPER REGIONAL -- 1.5%
           PNC Financial Services Group, Inc. FRS
            6.75% due 08/01/2021(2)................ 125,000    138,281
           Wells Fargo & Co. FRS
            Series U
            5.88% due 06/15/2025(2)................ 100,000    106,813
           Wells Fargo & Co. FRS
            Series K
            7.98% due 03/15/2018(2)................ 135,000    140,400
                                                            ----------
                                                               385,494
                                                            ----------
         DIVERSIFIED BANKING INSTITUTIONS -- 5.3%
           Bank of America Corp. FRS
            6.30% due 03/10/2026(2)................ 100,000    104,750
           Bank of America Corp. FRS(2)
            Series Z
            6.50% due 10/23/2024................... 145,000    152,613
           Citigroup, Inc. FRS
            6.13% due 11/15/2020(2)................  75,000     76,219
           Citigroup, Inc. FRS
            Series T
            6.25% due 08/15/2026(2)................  75,000     77,156
           Credit Agricole SA VRS
            8.13% due 12/23/2025*(2)............... 200,000    206,500
           Goldman Sachs Capital I
            6.35% due 02/15/2034...................  21,000     24,149
           JPMorgan Chase & Co. FRS
            Series Z
            5.30% due 05/01/2020(2)................  45,000     45,000
           JPMorgan Chase & Co. FRS
            Series S
            6.75% due 02/01/2024(2)................ 100,000    110,635
           JPMorgan Chase & Co. FRS
            Series 1
            7.90% due 04/30/2018(2)................ 125,000    125,703
           Lloyds Banking Group PLC VRS
            7.50% due 06/07/2024(2)................ 200,000    198,300
           Royal Bank of Scotland Group PLC FRS
            7.65% due 09/30/2031(2)................  45,000     52,425
           UBS Group AG VRS
            7.13% due 02/19/2020(2)................ 200,000    203,000
                                                            ----------
                                                             1,376,450
                                                            ----------
         DIVERSIFIED MANUFACTURING OPERATIONS -- 1.2%
           General Electric Co. FRS
            Series D
            5.00% due 01/21/2021(2)................ 296,000    307,470
                                                            ----------
         ELECTRIC-INTEGRATED -- 0.9%
           Enel SpA VRS
            8.75% due 09/24/2073*.................. 200,000    230,750
                                                            ----------

                                                                    VALUE
                   SECURITY DESCRIPTION                   SHARES   (NOTE 3)
    -----------------------------------------------------------------------
    FINANCE-OTHER SERVICES -- 0.1%
      National Rural Utilities Cooperative Finance
       Corp. FRS
       5.25% due 04/20/2046..............................  36,000 $   36,135
                                                                  ----------
    INSURANCE-LIFE/HEALTH -- 2.6%
      Dai-ichi Life Insurance Co., Ltd. FRS
       7.25% due 07/25/2021*(2)..........................  50,000     59,563
      Meiji Yasuda Life Insurance Co. VRS
       5.20% due 10/20/2045*............................. 200,000    219,522
      Nippon Life Insurance Co. VRS
       4.70% due 01/20/2046*............................. 200,000    214,000
      Prudential Financial, Inc. FRS
       5.63% due 06/15/2043.............................. 112,000    116,734
      Prudential Financial, Inc. FRS
       5.88% due 09/15/2042..............................  74,000     79,975
                                                                  ----------
                                                                     689,794
                                                                  ----------
    INSURANCE-MULTI-LINE -- 1.2%
      MetLife Capital Trust IV
       7.88% due 12/15/2067*............................. 100,000    117,200
      MetLife Capital Trust X
       9.25% due 04/08/2068*............................. 100,000    136,500
      MetLife, Inc. FRS
       5.25% due 06/15/2020(2)...........................  57,000     55,501
                                                                  ----------
                                                                     309,201
                                                                  ----------
    INSURANCE-MUTUAL -- 0.4%
      Liberty Mutual Group, Inc.
       7.80% due 03/07/2087*............................. 100,000    109,250
                                                                  ----------
    INSURANCE-PROPERTY/CASUALTY -- 0.8%
      QBE Insurance Group, Ltd. VRS
       6.75% due 12/02/2044.............................. 200,000    215,000
                                                                  ----------
    INSURANCE-REINSURANCE -- 0.8%
      Aquarius & Investments PLC for
       Swiss Reinsurance Co., Ltd. VRS
       8.25% due 09/01/2018(2)........................... 200,000    217,698
                                                                  ----------
    TOTAL PREFERRED SECURITIES/CAPITAL SECURITIES
       (cost $4,283,329).................................          4,423,740
                                                                  ----------
    REGISTERED INVESTMENT COMPANIES -- 39.5%
    DOMESTIC EQUITY INVESTMENT COMPANIES -- 6.9%
      Eaton Vance Tax-Advantaged Dividend
       Income Fund.......................................  23,036    462,793
      Eaton Vance Tax-Managed Diversified Equity Income
       Fund..............................................  29,790    308,029
      First Trust Energy Income and Growth Fund..........   2,744     67,612
      Gabelli Dividend & Income Trust....................  16,038    301,514
      Gabelli Equity Trust, Inc..........................  27,458    152,117
      John Hancock Tax-Advantaged Dividend
       Income Fund.......................................  18,021    428,900
      Tortoise Energy Infrastructure Corp................   2,361     70,500
                                                                  ----------
                                                                   1,791,465
                                                                  ----------
    DOMESTIC FIXED INCOME INVESTMENT COMPANIES -- 21.4%
      AllianzGI Convertible & Income Fund................  37,561    221,986
      AllianzGI Convertible & Income Fund II.............  31,560    162,850
      BlackRock Corporate High Yield Fund, Inc...........  16,358    168,160
      BlackRock Limited Duration Income Trust............   7,420    110,929
      BlackRock Taxable Municipal Bond Trust.............   4,710    110,355

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)


                                                                   VALUE
                   SECURITY DESCRIPTION                   SHARES  (NOTE 3)
   -------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES (CONTINUED)
   DOMESTIC FIXED INCOME INVESTMENT COMPANIES (CONTINUED)
     Calamos Convertible and High Income Fund............ 13,363 $   137,372
     DoubleLine Income Solutions Fund.................... 13,289     233,886
     Eaton Vance Limited Duration Income Fund............ 13,377     178,717
     Eaton Vance Senior Floating-Rate Trust..............  4,966      64,409
     Flaherty & Crumrine Preferred Securities Income
      Fund, Inc..........................................  9,659     199,265
     Flaherty & Crumrine Total Return Fund, Inc..........  8,259     171,374
     Franklin Limited Duration Income Trust..............  8,224      95,563
     Guggenheim Build America Bonds Managed
      Duration Trust.....................................  4,487     105,444
     John Hancock Preferred Income Fund.................. 11,090     243,980
     MFS Multimarket Income Trust........................ 21,714     128,330
     New America High Income Fund, Inc................... 30,092     254,578
     Nuveen Credit Strategies Income Fund................ 42,694     338,563
     Nuveen Floating Rate Income Fund....................  4,684      48,339
     Nuveen Floating Rate Income Opportunity Fund........ 10,848     110,650
     Nuveen Mortgage Opportunity Term Fund...............  3,271      74,939
     Nuveen Preferred Income Opportunities Fund.......... 39,389     392,708
     Nuveen Short Duration Credit Opportunities Fund..... 10,557     160,994
     PIMCO Corporate & Income Opportunity Fund........... 18,588     258,001
     PIMCO Dynamic Credit Income Fund.................... 20,997     383,615
     PIMCO High Income Fund..............................  3,437      32,377
     PIMCO Income Strategy Fund II....................... 46,105     413,562
     Pioneer Floating Rate Trust......................... 14,589     165,002
     Pioneer High Income Trust........................... 15,641     164,543
     Wells Fargo Income Opportunities Fund............... 24,138     187,311
     Western Asset Global Corporate Defined
      Opportunity Fund, Inc..............................  9,009     150,360
     Western Asset High Yield Defined Opportunity
      Fund, Inc..........................................  8,485     122,269
                                                                 -----------
                                                                   5,590,431
                                                                 -----------
   DOMESTIC MIXED ALLOCATION INVESTMENT COMPANIES -- 2.1%
     Clough Global Opportunities Fund....................  8,757      82,929
     Flaherty & Crumrine Dynamic Preferred and Income
      Fund, Inc.......................................... 19,207     460,200
                                                                 -----------
                                                                     543,129
                                                                 -----------
   INTERNATIONAL FIXED INCOME INVESTMENT COMPANIES -- 9.1%
     AllianceBernstein Global High Income Fund, Inc...... 16,462     196,062
     First Trust Aberdeen Global Opportunity Income Fund. 15,142     167,925
     Legg Mason BW Global Income Opportunities
      Fund, Inc.......................................... 27,086     339,658
     Nuveen Preferred & Income Term Fund................. 15,478     365,436
     PIMCO Dynamic Income Fund........................... 15,924     438,388
     PIMCO Income Opportunity Fund....................... 16,958     371,889
     Stone Harbor Emerging Markets Income Fund...........  7,100      98,335
     Templeton Global Income Fund........................  6,006      39,579
     Wells Fargo Multi-Sector Income Fund................ 17,489     219,837
     Western Asset Global High Income Fund, Inc.......... 15,650     146,484
                                                                 -----------
                                                                   2,383,593
                                                                 -----------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (cost $11,411,893).................................         10,308,618
                                                                 -----------

                                                      PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                 AMOUNT    (NOTE 3)
     ---------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES -- 0.3%
     TELECOM SERVICES -- 0.2%
       Embarq Corp.
        Senior Notes
        8.00% due 06/01/2036......................... $ 40,000  $    40,000
                                                                -----------
     TELEPHONE-INTEGRATED -- 0.1%
       Citizens Communications Co.
        Senior Notes
        9.00% due 08/15/2031.........................   41,000       35,209
                                                                -----------
     TOTAL U.S. CORPORATE BONDS & NOTES
        (cost $81,122)...............................                75,209
                                                                -----------
     FOREIGN CORPORATE BONDS & NOTES -- 0.1%
     INSURANCE-MULTI-LINE -- 0.1%
       AXA SA
        Sub. Notes
        8.60% due 12/15/2030
        (cost $33,749)...............................   25,000       33,507
                                                                -----------
     TOTAL LONG-TERM INVESTMENT SECURITIES
        (cost $26,741,926)...........................            25,397,228
                                                                -----------
     SHORT-TERM INVESTMENT SECURITIES -- 1.9%
     TIME DEPOSITS -- 1.9%
       Euro Time Deposit with State Street Bank and
        Trust Co.
        0.01% due 05/02/2016
        (cost $488,000)..............................  488,000      488,000
                                                                -----------
     TOTAL INVESTMENTS
        (cost $27,229,926)(3)........................     99.2%  25,885,228
     Other assets less liabilities...................      0.8      197,046
                                                      --------  -----------
     NET ASSETS                                          100.0% $26,082,274
                                                      ========  ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $1,665,473 representing 6.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $5,300,645 representing 20.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)Perpetual maturity -- maturity date reflects the next call date.
(3)See Note 6 for cost of investments on a tax basis.

ADR -- American Depositary Receipt
FRS -- Floating Rate Security
VRS -- Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at April 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2016 (see Note 3):

                                         LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                             QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                         --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks...........................      $ 1,316,052         $ 5,300,645**           $--           $ 6,616,697
Preferred Securities:
  Banks-Special Purpose.................               --             132,773              --               132,773
  Insurance-Reinsurance.................           56,049             181,087              --               237,136
  Sovereign Agency......................               --             252,062              --               252,062
  Other industries......................        3,317,486                  --              --             3,317,486
Preferred Securities/Capital Securities.               --           4,423,740              --             4,423,740
Registered Investment Companies.........       10,308,618                  --              --            10,308,618
U.S. Corporate Bonds & Notes............               --              75,209              --                75,209
Foreign Corporate Bonds & Notes.........               --              33,507              --                33,507
Short-Term Investment Securities........               --             488,000              --               488,000
                                              -----------         -----------             ---           -----------
TOTAL INVESTMENTS AT VALUE..............      $14,998,205         $10,887,023             $--           $25,885,228
                                              ===========         ===========             ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board of Trustees. See
   Note 3.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $5,300,645 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. Securities currently valued at $261,960 were transferred from Level 1 to Level 2 due to an exchange price not being available at April 30, 2016. There were no additional material transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO PROFILE -- APRIL 30, 2016 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                Banks-Commercial.......................... 5.8%
                Real Estate Investment Trusts............. 4.5
                Medical-Biomedical/Gene................... 4.3
                Electronic Components-Semiconductors...... 2.9
                Internet Content-Information/News......... 2.5
                Medical-Drugs............................. 2.3
                Human Resources........................... 2.1
                Retail-Restaurants........................ 1.9
                Enterprise Software/Service............... 1.8
                Networking Products....................... 1.8
                Consulting Services....................... 1.8
                Investment Management/Advisor Services.... 1.7
                Savings & Loans/Thrifts................... 1.5
                Telecom Services.......................... 1.5
                Computers-Integrated Systems.............. 1.4
                Auto/Truck Parts & Equipment-Original..... 1.3
                Food-Wholesale/Distribution............... 1.3
                Applications Software..................... 1.3
                Paper & Related Products.................. 1.3
                Exchange-Traded Funds..................... 1.3
                Time Deposits............................. 1.2
                Computer Software......................... 1.2
                Medical Products.......................... 1.2
                Electronic Components-Misc................ 1.2
                Internet Telephone........................ 1.1
                Insurance-Property/Casualty............... 1.1
                Diagnostic Equipment...................... 1.0
                Telecom Equipment-Fiber Optics............ 1.0
                Medical-Outpatient/Home Medical........... 1.0
                Hazardous Waste Disposal.................. 0.9
                Consumer Products-Misc.................... 0.9
                Therapeutics.............................. 0.9
                Building-Residential/Commercial........... 0.9
                Engineering/R&D Services.................. 0.9
                Audio/Video Products...................... 0.9
                Computer Services......................... 0.9
                Medical Instruments....................... 0.8
                Auto/Truck Parts & Equipment-Replacement.. 0.8
                Machinery-General Industrial.............. 0.8
                Communications Software................... 0.8
                Electric-Integrated....................... 0.8
                Wire & Cable Products..................... 0.8
                Computers-Periphery Equipment............. 0.7
                Commercial Services....................... 0.7
                Retail-Apparel/Shoe....................... 0.7
                Non-Hazardous Waste Disposal.............. 0.7
                Steel Pipe & Tube......................... 0.7
                Gas-Distribution.......................... 0.7
                Medical Imaging Systems................... 0.7
                Retirement/Aged Care...................... 0.7
                Wireless Equipment........................ 0.7
                Food-Dairy Products....................... 0.6
                Female Health Care Products............... 0.6
                Building Products-Light Fixtures.......... 0.6
                Physical Therapy/Rehabilitation Centers... 0.6
                B2B/E-Commerce............................ 0.6
                Web Portals/ISP........................... 0.6
                Chemicals-Specialty....................... 0.5
                Beverages-Wine/Spirits.................... 0.5
                Transport-Services........................ 0.5
                Building-Mobile Home/Manufactured Housing. 0.5

               Veterinary Diagnostics....................... 0.5%
               Oil Companies-Exploration & Production....... 0.5
               Chemicals-Diversified........................ 0.5
               Protection/Safety............................ 0.5
               Athletic Equipment........................... 0.5
               Commercial Services-Finance.................. 0.5
               Drug Delivery Systems........................ 0.4
               Aerospace/Defense-Equipment.................. 0.4
               Food-Misc./Diversified....................... 0.4
               Diversified Manufacturing Operations......... 0.4
               Gold Mining.................................. 0.4
               Semiconductor Equipment...................... 0.3
               Transport-Truck.............................. 0.3
               Building & Construction Products-Misc........ 0.3
               Distribution/Wholesale....................... 0.3
               Textile-Apparel.............................. 0.3
               Oil-Field Services........................... 0.3
               Retail-Sporting Goods........................ 0.3
               Insurance Brokers............................ 0.3
               Coffee....................................... 0.3
               Finance-Investment Banker/Broker............. 0.3
               Data Processing/Management................... 0.3
               Schools...................................... 0.3
               Semiconductor Components-Integrated Circuits. 0.3
               Metal Processors & Fabrication............... 0.3
               Medical-HMO.................................. 0.3
               Insurance-Life/Health........................ 0.2
               Disposable Medical Products.................. 0.2
               Medical Laser Systems........................ 0.2
               Finance-Other Services....................... 0.2
               Printing-Commercial.......................... 0.2
               Office Furnishings-Original.................. 0.2
               Resorts/Theme Parks.......................... 0.2
               Aerospace/Defense............................ 0.2
               Transport-Marine............................. 0.2
               Steel-Producers.............................. 0.2
               Footwear & Related Apparel................... 0.2
               Airlines..................................... 0.2
               Retail-Automobile............................ 0.2
               Financial Guarantee Insurance................ 0.2
               Containers-Paper/Plastic..................... 0.2
               Independent Power Producers.................. 0.2
               Finance-Mortgage Loan/Banker................. 0.2
               Water........................................ 0.2
               Retail-Discount.............................. 0.2
               Instruments-Controls......................... 0.2
               E-Commerce/Services.......................... 0.2
               Lasers-System/Components..................... 0.2
               Food-Flour & Grain........................... 0.2
               Home Furnishings............................. 0.2
               Building & Construction-Misc................. 0.1
               Multimedia................................... 0.1
               Building-Heavy Construction.................. 0.1
               Apparel Manufacturers........................ 0.1
               Transactional Software....................... 0.1
               Power Converter/Supply Equipment............. 0.1
               Miscellaneous Manufacturing.................. 0.1
               Telephone-Integrated......................... 0.1
               E-Commerce/Products.......................... 0.1
               Electronic Measurement Instruments........... 0.1
               Research & Development....................... 0.1

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO PROFILE -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)


                   Finance-Consumer Loans............... 0.1%
                   Retail-Convenience Store............. 0.1
                   Chemicals-Plastics................... 0.1
                   Insurance-Reinsurance................ 0.1
                   Energy-Alternate Sources............. 0.1
                   Building Products-Doors & Windows.... 0.1
                   Racetracks........................... 0.1
                   Medical Information Systems.......... 0.1
                   Retail-Misc./Diversified............. 0.1
                   Food-Canned.......................... 0.1
                   Real Estate Management/Services...... 0.1
                   Insurance-Multi-line................. 0.1
                   Instruments-Scientific............... 0.1
                   Real Estate Operations & Development. 0.1
                   Hotels/Motels........................ 0.1
                   E-Marketing/Info..................... 0.1
                   Satellite Telecom.................... 0.1
                   Patient Monitoring Equipment......... 0.1
                   Publishing-Books..................... 0.1
                   Oil Refining & Marketing............. 0.1
                   Web Hosting/Design................... 0.1
                   Telecommunication Equipment.......... 0.1
                   Motion Pictures & Services........... 0.1
                   Computer Aided Design................ 0.1
                   Entertainment Software............... 0.1
                   Television........................... 0.1
                   Security Services.................... 0.1
                   Medical-Nursing Homes................ 0.1
                   Internet Application Software........ 0.1
                   Tobacco.............................. 0.1
                   Linen Supply & Related Items......... 0.1
                   Building Products-Cement............. 0.1
                   Medical-Generic Drugs................ 0.1
                   Filtration/Separation Products....... 0.1
                   Oil Field Machinery & Equipment...... 0.1
                   Food-Retail.......................... 0.1
                   Electric Products-Misc............... 0.1
                   Health Care Cost Containment......... 0.1
                   Retail-Home Furnishings.............. 0.1
                   Batteries/Battery Systems............ 0.1
                   Electronic Parts Distribution........ 0.1
                   Retail-Pawn Shops.................... 0.1

                 Theaters...............................   0.1%
                 Broadcast Services/Program.............   0.1
                 Firearms & Ammunition..................   0.1
                 Storage/Warehousing....................   0.1
                 Building Products-Wood.................   0.1
                 Lighting Products & Systems............   0.1
                 Medical-Wholesale Drug Distribution....   0.1
                 Publishing-Newspapers..................   0.1
                 Rubber/Plastic Products................   0.1
                 Auto Repair Centers....................   0.1
                 Internet Connectivity Services.........   0.1
                 Funeral Services & Related Items.......   0.1
                 Medical-Hospitals......................   0.1
                 Casino Hotels..........................   0.1
                 Metal-Aluminum.........................   0.1
                 Poultry................................   0.1
                 Electronic Design Automation...........   0.1
                 Rubber-Tires...........................   0.1
                 Industrial Audio & Video Products......   0.1
                 Environmental Consulting & Engineering.   0.1
                 Vitamins & Nutrition Products..........   0.1
                 Building-Maintenance & Services........   0.1
                 Identification Systems.................   0.1
                 Finance-Credit Card....................   0.1
                 Transport-Air Freight..................   0.1
                 Property Trust.........................   0.1
                 Transport-Equipment & Leasing..........   0.1
                 Diagnostic Kits........................   0.1
                 Auction Houses/Art Dealers.............   0.1
                 Internet Security......................   0.1
                 Travel Services........................   0.1
                 Publishing-Periodicals.................   0.1
                 Rental Auto/Equipment..................   0.1
                 Silver Mining..........................   0.1
                 Agricultural Operations................   0.1
                                                         -----
                 Total Investments...................... 100.4
                 Liabilities in excess of other assets..  (0.4)
                                                         -----
                 Net Assets............................. 100.0%
                                                         =====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED)

                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 3)
         -------------------------------------------------------------
         COMMON STOCKS -- 97.9%
         ADVANCED MATERIALS -- 0.0%
           Core Molding Technologies, Inc.+...........  101   $  1,185
                                                              --------
         ADVERTISING AGENCIES -- 0.0%
           MDC Partners, Inc., Class A................  576     11,658
                                                              --------
         ADVERTISING SERVICES -- 0.0%
           Marchex, Inc., Class B.....................  431      1,832
           Marin Software, Inc.+......................  396      1,014
           Sizmek, Inc.+..............................  285        755
                                                              --------
                                                                 3,601
                                                              --------
         AEROSPACE/DEFENSE -- 0.2%
           Aerovironment, Inc.+.......................  261      7,538
           Cubic Corp.................................  287     11,930
           Esterline Technologies Corp.+..............  386     26,503
           Kratos Defense & Security Solutions, Inc.+.  600      3,186
           National Presto Industries, Inc............   64      5,580
           Teledyne Technologies, Inc.+...............  462     42,943
                                                              --------
                                                                97,680
                                                              --------
         AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
           AAR Corp...................................  470     11,299
           Aerojet Rocketdyne Holdings, Inc.+.........  829     15,021
           Astronics Corp.+...........................  289     10,679
           Astronics Corp., Class B+..................   37      1,362
           Curtiss-Wright Corp........................  623     47,709
           Ducommun, Inc.+............................  145      2,307
           HEICO Corp.................................  254     15,573
           HEICO Corp., Class A.......................  529     27,074
           Kaman Corp.................................  361     15,194
           KLX, Inc.+.................................  700     23,604
           Moog, Inc., Class A+.......................  478     23,355
                                                              --------
                                                               193,177
                                                              --------
         AGRICULTURAL BIOTECH -- 0.0%
           Arcadia Biosciences, Inc.+.................  106        228
                                                              --------
         AGRICULTURAL CHEMICALS -- 0.0%
           Intrepid Potash, Inc.+.....................  745        954
           Rentech, Inc.+.............................  303      1,051
                                                              --------
                                                                 2,005
                                                              --------
         AGRICULTURAL OPERATIONS -- 0.1%
           Alico, Inc.................................   50      1,445
           Andersons, Inc.............................  376     12,600
           Limoneira Co...............................  152      2,719
           Tejon Ranch Co.+...........................  182      4,099
                                                              --------
                                                                20,863
                                                              --------
         AIRLINES -- 0.2%
           Allegiant Travel Co........................  177     28,421
           Hawaiian Holdings, Inc.+...................  632     26,588
           Republic Airways Holdings, Inc.+...........  674        617
           SkyWest, Inc...............................  685     16,098
           Virgin America, Inc.+......................  333     18,545
                                                              --------
                                                                90,269
                                                              --------
         APPAREL MANUFACTURERS -- 0.1%
           Columbia Sportswear Co.....................  380     22,257
           G-III Apparel Group, Ltd.+.................  529     23,937
           Oxford Industries, Inc.....................  194     12,885

                                                          VALUE
                     SECURITY DESCRIPTION         SHARES (NOTE 3)
              ---------------------------------------------------
              APPAREL MANUFACTURERS (CONTINUED)
                Sequential Brands Group, Inc.+...    469 $  2,603
                Superior Uniform Group, Inc......     98    1,864
                Vince Holding Corp.+.............    203    1,255
                                                         --------
                                                           64,801
                                                         --------
              APPLIANCES -- 0.0%
                iRobot Corp.+....................    393   14,690
                                                         --------
              APPLICATIONS SOFTWARE -- 1.3%
                Appfolio, Inc.+..................     75      941
                Brightcove, Inc.+................    431    2,608
                Callidus Software, Inc.+......... 15,657  286,523
                Cvent, Inc.+.....................    310   10,958
                Demandware, Inc.+................    443   20,413
                Ebix, Inc........................    354   17,034
                Epiq Systems, Inc................    428    6,322
                Five9, Inc.+.....................    314    2,905
                HubSpot, Inc.+...................    249   11,028
                Imperva, Inc.+...................    352   16,361
                inContact, Inc.+.................    815    7,588
                Jive Software, Inc.+.............    618    2,515
                MINDBODY, Inc., Class A+.........     94    1,279
                New Relic, Inc.+.................     76    1,959
                Park City Group, Inc.+...........    141    1,340
                Paycom Software, Inc.+...........    419   16,010
                PDF Solutions, Inc.+.............  9,357  125,852
                Progress Software Corp.+.........    670   17,098
                RealPage, Inc.+..................    700   15,393
                SciQuest, Inc.+..................    366    5,058
                Tangoe, Inc.+....................    517    4,560
                Verint Systems, Inc.+............    814   27,546
                                                         --------
                                                          601,291
                                                         --------
              ATHLETIC EQUIPMENT -- 0.5%
                Black Diamond, Inc.+.............    301    1,279
                Nautilus, Inc.+.................. 12,519  220,835
                Performance Sports Group Ltd+....    601    2,230
                                                         --------
                                                          224,344
                                                         --------
              AUCTION HOUSES/ART DEALERS -- 0.1%
                Sotheby's........................    825   22,473
                                                         --------
              AUDIO/VIDEO PRODUCTS -- 0.9%
                Daktronics, Inc..................    510    4,437
                DTS, Inc.+.......................    234    5,106
                Skullcandy, Inc.+................    290      989
                TiVo, Inc.+......................  1,288   12,854
                Universal Electronics, Inc.+.....  5,648  375,084
                VOXX International Corp.+........    262    1,176
                                                         --------
                                                          399,646
                                                         --------
              AUTO REPAIR CENTERS -- 0.1%
                Monro Muffler Brake, Inc.........    421   29,142
                                                         --------
              AUTO-HEAVY DUTY TRUCKS -- 0.0%
                Blue Bird Corp.+.................     66      713
                Navistar International Corp.+....    676   10,201
                                                         --------
                                                           10,914
                                                         --------
              AUTO-TRUCK TRAILERS -- 0.0%
                Wabash National Corp.+...........    901   12,839
                                                         --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
       -----------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 1.3%
         Accuride Corp.+................................    515 $    834
         American Axle & Manufacturing Holdings, Inc.+..  1,006   15,603
         Cooper-Standard Holding, Inc.+.................    179   13,803
         Dana Holding Corp..............................  1,998   25,834
         Federal-Mogul Holdings Corp.+..................    402    3,715
         Gentherm, Inc.+................................    476   17,488
         Horizon Global Corp.+.......................... 20,180  247,609
         Meritor, Inc.+.................................  1,295   11,008
         Metaldyne Performance Group, Inc...............    152    2,421
         Miller Industries, Inc.........................    149    3,168
         Modine Manufacturing Co.+......................    635    6,864
         Strattec Security Corp.........................     47    2,486
         Superior Industries International, Inc.........    310    8,097
         Tenneco, Inc.+.................................    757   40,348
         Titan International, Inc.......................    573    3,799
         Tower International, Inc.......................  8,857  203,268
                                                                --------
                                                                 606,345
                                                                --------
       AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 0.8%
         Commercial Vehicle Group, Inc.+................    398    1,023
         Dorman Products, Inc.+.........................    354   19,042
         Douglas Dynamics, Inc..........................  6,031  138,170
         Motorcar Parts of America, Inc.+...............  6,317  202,586
         Standard Motor Products, Inc...................    264    9,375
                                                                --------
                                                                 370,196
                                                                --------
       B2B/E-COMMERCE -- 0.6%
         ePlus, Inc.+...................................  3,253  261,509
         TechTarget, Inc.+..............................    259    2,010
                                                                --------
                                                                 263,519
                                                                --------
       BANKS-COMMERCIAL -- 5.8%
         1st Source Corp................................    216    7,439
         Access National Corp...........................     96    1,887
         Allegiance Bancshares, Inc.+...................     29      610
         American National Bankshares, Inc..............    116    3,101
         Ameris Bancorp.................................    426   13,376
         Ames National Corp.............................    122    3,146
         Arrow Financial Corp...........................    147    4,140
         BancFirst Corp.................................     96    5,988
         Bancorp, Inc.+.................................    446    2,529
         BancorpSouth, Inc..............................  1,258   29,550
         Bank of Marin Bancorp..........................     78    3,824
         Bank of the Ozarks, Inc........................  1,017   42,002
         Banner Corp....................................    277   11,850
         Bar Harbor Bankshares..........................     78    2,707
         BB&T Corp......................................    595   21,051
         BBCN Bancorp, Inc..............................  1,055   16,479
         Blue Hills Bancorp, Inc........................    371    5,409
         BNC Bancorp....................................    387    8,653
         Bridge Bancorp, Inc............................    186    5,662
         Bryn Mawr Bank Corp............................  4,575  130,022
         C1 Financial, Inc.+............................     78    1,913
         Camden National Corp...........................     98    4,264
         Capital Bank Financial Corp., Class A..........    275    8,313
         Capital City Bank Group, Inc...................    142    2,104
         Cardinal Financial Corp........................    426    9,427
         Cascade Bancorp+...............................    409    2,474

                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
          -----------------------------------------------------------
          BANKS-COMMERCIAL (CONTINUED)
            Cass Information Systems, Inc............    152 $  7,519
            Cathay General Bancorp, Class B..........  1,061   32,382
            CenterState Banks, Inc...................    602    9,807
            Central Pacific Financial Corp...........    304    7,095
            Century Bancorp, Inc., Class A...........     45    1,913
            Chemical Financial Corp..................    446   17,153
            Citizens & Northern Corp.................    161    3,251
            City Holding Co..........................    201    9,873
            CNB Financial Corp.......................    191    3,417
            CoBiz Financial, Inc.....................    481    5,825
            Columbia Banking System, Inc.............    765   22,560
            Community Bank System, Inc...............    540   21,368
            Community Trust Bancorp, Inc.............    208    7,461
            CommunityOne Bancorp+....................    162    2,138
            ConnectOne Bancorp, Inc..................    396    6,815
            CU Bancorp+..............................    222    5,115
            Customers Bancorp, Inc.+.................    354    9,197
            CVB Financial Corp.......................  1,380   23,708
            Eagle Bancorp, Inc.+.....................    396   20,077
            Enterprise Bancorp, Inc..................    101    2,437
            Enterprise Financial Services Corp.......    264    7,226
            Equity Bancshares, Inc.+.................     30      629
            Farmers Capital Bank Corp................     99    2,783
            FCB Financial Holdings, Inc.+............    370   12,932
            Fidelity Southern Corp...................    221    3,571
            Financial Institutions, Inc..............    186    5,208
            First BanCorp+...........................  1,544    6,022
            First Bancorp............................    261    5,324
            First Bancorp, Inc.......................    142    2,819
            First Busey Corp.........................    319    6,520
            First Business Financial Services, Inc...    115    2,911
            First Citizens BancShares, Inc., Class A.    102   26,010
            First Commonwealth Financial Corp........  1,180   10,832
            First Community Bancshares, Inc..........    223    4,641
            First Connecticut Bancorp, Inc...........    212    3,653
            First Financial Bancorp..................    818   15,951
            First Financial Bankshares, Inc..........    835   27,037
            First Financial Corp.....................    145    5,137
            First Foundation, Inc.+.................. 12,962  292,293
            First Interstate BancSystem, Inc.........    260    7,046
            First Merchants Corp.....................    500   12,825
            First Midwest Bancorp, Inc...............  1,034   19,108
            First NBC Bank Holding Co.+..............    201    4,370
            First of Long Island Corp................    161    4,928
            FirstMerit Corp..........................  2,200   48,752
            FNB Corp.................................  2,690   35,562
            Franklin Financial Network, Inc.+........     71    2,154
            Fulton Financial Corp....................  2,345   32,807
            German American Bancorp, Inc.............    175    5,640
            Glacier Bancorp, Inc.....................  1,002   25,942
            Great Southern Bancorp, Inc..............    138    5,225
            Great Western Bancorp, Inc...............    548   17,273
            Green Bancorp, Inc.+.....................    134    1,093
            Guaranty Bancorp.........................    196    3,218
            Hampton Roads Bankshares, Inc.+..........    455      801
            Hancock Holding Co.......................  1,033   26,827
            Hanmi Financial Corp.....................    423    9,780
            Heartland Financial USA, Inc.............    236    7,908

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
            --------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            BANKS-COMMERCIAL (CONTINUED)
              Heritage Commerce Corp................    278 $  2,902
              Heritage Financial Corp...............    401    7,398
              Heritage Oaks Bancorp.................    311    2,597
              Hilltop Holdings, Inc.+...............  1,010   20,059
              Home BancShares, Inc..................    758   32,586
              Horizon Bancorp.......................    121    2,952
              IBERIABANK Corp.......................    506   29,849
              Independent Bank Corp.................    346   16,272
              Independent Bank Corp.................    304    4,606
              International Bancshares Corp.........    719   18,831
              Kearny Financial Corp.................  1,241   15,661
              Lakeland Bancorp, Inc.................    502    5,567
              Lakeland Financial Corp...............    220   10,404
              LegacyTexas Financial Group, Inc......    631   15,560
              Live Oak Bancshares, Inc..............     62      976
              MainSource Financial Group, Inc.......    287    6,271
              MB Financial, Inc.....................    979   34,030
              Mercantile Bank Corp..................    223    5,379
              Merchants Bancshares, Inc.............     65    1,979
              MidWestOne Financial Group, Inc.......    104    2,949
              National Bankshares, Inc..............     91    3,275
              National Commerce Corp.+..............     79    1,891
              NBT Bancorp, Inc......................    583   16,522
              OFG Bancorp...........................    590    5,210
              Old National Bancorp..................  1,552   20,797
              Old Second Bancorp, Inc...............    390    2,792
              Opus Bank.............................    137    4,948
              Pacific Continental Corp..............    258    4,298
              Park National Corp....................    172   15,790
              Park Sterling Corp....................    596    4,351
              Peapack Gladstone Financial Corp......    204    3,905
              Penns Woods Bancorp, Inc..............     63    2,622
              Peoples Bancorp, Inc..................    243    5,222
              Peoples Financial Services Corp.......    100    3,942
              Pinnacle Financial Partners, Inc......    475   23,356
              Preferred Bank........................ 11,078  351,837
              PrivateBancorp, Inc...................  1,029   42,817
              Prosperity Bancshares, Inc............    912   48,126
              QCR Holdings, Inc.....................    155    3,994
              Renasant Corp.........................    533   18,303
              Republic Bancorp, Inc., Class A.......    131    3,578
              S&T Bancorp, Inc......................    461   11,834
              Sandy Spring Bancorp, Inc.............    327    9,349
              Seacoast Banking Corp. of Florida+....    315    5,109
              ServisFirst Bancshares, Inc...........    295   14,538
              Sierra Bancorp........................    156    2,747
              Simmons First National Corp., Class A.    396   18,493
              South State Corp......................    321   22,464
              Southside Bancshares, Inc.............    335    9,785
              Southwest Bancorp, Inc................    252    4,045
              State Bank Financial Corp.............    473    9,876
              Stock Yards Bancorp, Inc..............    196    7,926
              Stonegate Bank........................    146    4,599
              Suffolk Bancorp.......................    155    3,718
              Sun Bancorp, Inc./NJ+.................    126    2,708
              Talmer Bancorp, Inc., Class A.........    669   12,979
              Texas Capital Bancshares, Inc.+.......    607   27,813

                                                                VALUE
                    SECURITY DESCRIPTION               SHARES  (NOTE 3)
       -----------------------------------------------------------------
       BANKS-COMMERCIAL (CONTINUED)
         Tompkins Financial Corp......................   197  $   12,872
         Towne Bank...................................   604      12,684
         TriCo Bancshares.............................   301       8,103
         TriState Capital Holdings, Inc.+.............   281       3,754
         Triumph Bancorp, Inc.+.......................   196       3,114
         TrustCo Bank Corp. NY........................ 1,260       8,077
         Trustmark Corp...............................   896      21,961
         UMB Financial Corp...........................   522      29,102
         Umpqua Holdings Corp......................... 2,877      45,543
         Union Bankshares Corp........................   598      15,793
         United Bankshares, Inc.......................   920      35,595
         United Community Banks, Inc..................   666      13,407
         Univest Corp. of Pennsylvania................   260       5,132
         Valley National Bancorp...................... 3,086      29,194
         Washington Trust Bancorp, Inc................   196       7,180
         Webster Financial Corp....................... 1,187      43,492
         WesBanco, Inc................................   510      16,386
         West Bancorporation, Inc.....................   212       3,954
         Westamerica Bancorporation...................   338      16,467
         Western Alliance Bancorp+.................... 1,126      41,189
         Wilshire Bancorp, Inc........................   936      10,081
         Wintrust Financial Corp......................   629      32,721
         Yadkin Financial Corp........................   570      14,261
                                                              ----------
                                                               2,702,238
                                                              ----------
       BANKS-FIDUCIARY -- 0.0%
         Boston Private Financial Holdings, Inc....... 1,102      13,466
                                                              ----------
       BANKS-MORTGAGE -- 0.0%
         Walker & Dunlop, Inc.+.......................   351       7,740
                                                              ----------
       BANKS-SUPER REGIONAL -- 0.0%
         Independent Bank Group, Inc..................   128       4,685
         National Bank Holdings Corp., Class A........   399       7,976
                                                              ----------
                                                                  12,661
                                                              ----------
       BATTERIES/BATTERY SYSTEMS -- 0.1%
         EnerSys......................................   580      33,855
                                                              ----------
       BEVERAGES-NON-ALCOHOLIC -- 0.0%
         Coca-Cola Bottling Co. Consolidated..........    61       9,721
         National Beverage Corp.+.....................   151       7,058
                                                              ----------
                                                                  16,779
                                                              ----------
       BEVERAGES-WINE/SPIRITS -- 0.5%
         MGP Ingredients, Inc......................... 9,151     241,769
                                                              ----------
       BICYCLE MANUFACTURING -- 0.0%
         Fox Factory Holding Corp.+...................   223       3,860
                                                              ----------
       BREWERY -- 0.0%
         Boston Beer Co., Inc., Class A+..............   119      18,574
         Craft Brew Alliance, Inc.+...................   135       1,150
                                                              ----------
                                                                  19,724
                                                              ----------
       BROADCAST SERVICES/PROGRAM -- 0.1%
         Crown Media Holdings, Inc., Class A+.........   459       2,327
         Hemisphere Media Group, Inc.+................   133       1,591
         Nexstar Broadcasting Group, Inc., Class A....   414      21,251
         World Wrestling Entertainment, Inc., Class A.   399       6,639
                                                              ----------
                                                                  31,808
                                                              ----------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
        ---------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.3%
          Builders FirstSource, Inc.+..................    615 $  6,820
          Drew Industries, Inc.........................    319   20,681
          Gibraltar Industries, Inc.+..................    410   10,845
          Louisiana-Pacific Corp.+.....................  1,862   31,654
          NCI Building Systems, Inc.+..................    360    5,307
          Nortek, Inc.+................................    127    5,989
          Patrick Industries, Inc.+....................    168    7,703
          Ply Gem Holdings, Inc.+......................    286    4,190
          Quanex Building Products Corp................    448    8,440
          Simpson Manufacturing Co., Inc...............    558   20,981
          Summit Materials, Inc., Class A+.............    417    8,715
          Trex Co., Inc.+..............................    425   20,166
                                                               --------
                                                                151,491
                                                               --------
        BUILDING & CONSTRUCTION-MISC. -- 0.1%
          Aegion Corp.+................................    485   10,297
          Comfort Systems USA, Inc.....................    495   14,597
          Dycom Industries, Inc.+......................    451   31,841
          Hill International, Inc.+....................    485    2,056
          MYR Group, Inc.+.............................    276    7,041
                                                               --------
                                                                 65,832
                                                               --------
        BUILDING PRODUCTS-AIR & HEATING -- 0.0%
          AAON, Inc....................................    542   14,374
                                                               --------
        BUILDING PRODUCTS-CEMENT -- 0.1%
          Continental Building Products, Inc.+.........    418    8,197
          Headwaters, Inc.+............................    978   19,570
          US Concrete, Inc.+...........................    193   11,919
                                                               --------
                                                                 39,686
                                                               --------
        BUILDING PRODUCTS-DOORS & WINDOWS -- 0.1%
          Apogee Enterprises, Inc......................    387   16,037
          Griffon Corp.................................    417    6,593
          Masonite International Corp.+................    400   27,064
          PGT, Inc.+...................................    633    6,628
                                                               --------
                                                                 56,322
                                                               --------
        BUILDING PRODUCTS-LIGHT FIXTURES -- 0.6%
          LSI Industries, Inc.......................... 21,481  271,735
                                                               --------
        BUILDING PRODUCTS-WOOD -- 0.1%
          Boise Cascade Co.+...........................    524   10,936
          Universal Forest Products, Inc...............    266   20,389
                                                               --------
                                                                 31,325
                                                               --------
        BUILDING-HEAVY CONSTRUCTION -- 0.1%
          Granite Construction, Inc....................    521   23,231
          MasTec, Inc.+................................    885   20,054
          Orion Marine Group, Inc.+....................    370    2,161
          Primoris Services Corp.......................    514   12,023
          Tutor Perini Corp.+..........................    498    7,878
                                                               --------
                                                                 65,347
                                                               --------
        BUILDING-MAINTENANCE & SERVICES -- 0.1%
          ABM Industries, Inc..........................    743   23,902
                                                               --------
        BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.5%
          Cavco Industries, Inc.+......................  2,645  231,940
          Winnebago Industries, Inc....................    356    7,704
                                                               --------
                                                                239,644
                                                               --------

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
            --------------------------------------------------------
            BUILDING-RESIDENTIAL/COMMERCIAL -- 0.9%
              AV Homes, Inc.+.......................   163  $  1,875
              Beazer Homes USA, Inc.+...............   427     3,510
              CalAtlantic Group, Inc................ 1,019    32,985
              Century Communities, Inc.+............   201     3,465
              Green Brick Partners, Inc.+...........   284     2,093
              Hovnanian Enterprises, Inc., Class A+. 1,583     2,644
              Installed Building Products, Inc.+.... 9,802   260,537
              KB Home............................... 1,083    14,696
              LGI Homes, Inc.+......................   184     5,154
              M/I Homes, Inc.+......................   325     6,532
              MDC Holdings, Inc.....................   518    12,748
              Meritage Homes Corp.+.................   525    17,866
              New Home Co., Inc.+...................   118     1,313
              Taylor Morrison Home Corp., Class A+..   431     6,206
              TRI Pointe Group, Inc.+............... 2,105    24,418
              WCI Communities, Inc.+................   204     3,260
              William Lyon Homes, Class A+..........   258     3,638
                                                            --------
                                                             402,940
                                                            --------
            CASINO HOTELS -- 0.1%
              Boyd Gaming Corp.+.................... 1,059    19,740
              Caesars Entertainment Corp.+..........   735     5,020
              Monarch Casino & Resort, Inc.+........   134     2,546
                                                            --------
                                                              27,306
                                                            --------
            CASINO SERVICES -- 0.0%
              Eldorado Resorts, Inc.+...............   373     4,890
              Scientific Games Corp., Class A+......   666     6,607
                                                            --------
                                                              11,497
                                                            --------
            CELLULAR TELECOM -- 0.0%
              Leap Wireless CVR+(1)(2)..............   881         0
              NTELOS Holdings Corp.+................   230     2,128
                                                            --------
                                                               2,128
                                                            --------
            CHEMICALS-DIVERSIFIED -- 0.5%
              Aceto Corp............................ 5,599   125,586
              Axiall Corp...........................   932    21,949
              Innophos Holdings, Inc................   257     9,499
              Innospec, Inc.........................   321    15,523
              Koppers Holdings, Inc.+...............   272     6,835
              Olin Corp............................. 2,161    47,088
                                                            --------
                                                             226,480
                                                            --------
            CHEMICALS-FIBERS -- 0.0%
              Rayonier Advanced Materials, Inc......   538     5,515
                                                            --------
            CHEMICALS-OTHER -- 0.0%
              American Vanguard Corp.+..............   386     6,388
                                                            --------
            CHEMICALS-PLASTICS -- 0.1%
              A. Schulman, Inc......................   388    10,821
              Landec Corp.+.........................   356     4,005
              PolyOne Corp.......................... 1,165    41,917
                                                            --------
                                                              56,743
                                                            --------
            CHEMICALS-SPECIALTY -- 0.5%
              Balchem Corp..........................   411    25,219
              Calgon Carbon Corp....................   699    11,457
              Chemtura Corp.+.......................   892    24,842
              Ferro Corp.+..........................   968    12,332

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 3)
            -------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            CHEMICALS-SPECIALTY (CONTINUED)
              H.B. Fuller Co.......................    669 $ 29,918
              Hawkins, Inc.........................    140    5,478
              KMG Chemicals, Inc...................    127    3,009
              Kraton Performance Polymers, Inc.+...    416    9,447
              Minerals Technologies, Inc...........    460   27,554
              Oil-Dri Corp. of America.............     65    2,168
              OMNOVA Solutions, Inc.+..............    620    4,433
              Quaker Chemical Corp.................    176   15,675
              Sensient Technologies Corp...........    611   41,090
              Stepan Co............................    255   15,629
              Tronox, Ltd., Class A................    843    6,137
              Univar, Inc.+........................    528    9,187
              Valhi, Inc...........................    252      496
                                                           --------
                                                            244,071
                                                           --------
            CIRCUIT BOARDS -- 0.0%
              Multi-Fineline Electronix, Inc.+.....    119    2,737
              Park Electrochemical Corp............    270    4,404
              TTM Technologies, Inc.+..............    783    5,105
                                                           --------
                                                             12,246
                                                           --------
            COAL -- 0.0%
              Cloud Peak Energy, Inc.+.............    809    1,788
              Hallador Energy Co...................    144      672
              SunCoke Energy, Inc..................    865    6,427
              Westmoreland Coal Co.+...............    236    1,683
                                                           --------
                                                             10,570
                                                           --------
            COATINGS/PAINT -- 0.0%
              Kronos Worldwide, Inc................    277    1,842
                                                           --------
            COFFEE -- 0.3%
              Farmer Bros. Co.+....................  4,232  127,849
                                                           --------
            COMMERCIAL SERVICES -- 0.7%
              Care.com, Inc.+......................    253    1,882
              Collectors Universe, Inc.............     94    1,635
              Healthcare Services Group, Inc.......    948   35,882
              HMS Holdings Corp.+..................  1,175   19,846
              Medifast, Inc........................    144    4,540
              National Research Corp., Class A.....    129    1,856
              Nutrisystem, Inc..................... 10,863  239,203
              PFSweb, Inc.+........................    159    2,242
              RPX Corp.+...........................    720    7,978
              ServiceSource International, Inc.+...    781    3,147
              SP Plus Corp.+.......................    222    4,946
              Team, Inc.+..........................    382   10,975
              Weight Watchers International, Inc.+.    366    4,740
                                                           --------
                                                            338,872
                                                           --------
            COMMERCIAL SERVICES-FINANCE -- 0.5%
              Cardtronics, Inc.+...................    595   23,455
              CBIZ, Inc.+..........................    656    6,678
              CPI Card Group, Inc..................    222    1,760
              Euronet Worldwide, Inc.+.............    678   52,274
              Everi Holdings, Inc.+................    873    1,467
              EVERTEC, Inc.........................    873   11,759
              Green Dot Corp., Class A+............    608   13,516
              LendingTree, Inc.+...................     77    6,889
              Liberty Tax, Inc.....................  6,318   75,500

                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
          -----------------------------------------------------------
          COMMERCIAL SERVICES-FINANCE (CONTINUED)
            MoneyGram International, Inc.+...........    387 $  2,380
            Travelport Worldwide, Ltd................  1,401   19,544
                                                             --------
                                                              215,222
                                                             --------
          COMMUNICATIONS SOFTWARE -- 0.8%
            BroadSoft, Inc.+.........................  8,906  348,803
            Digi International, Inc.+................    330    3,488
            pdvWireless, Inc.+.......................    171    6,905
            Seachange International, Inc.+...........    442    1,649
            Xura, Inc.+..............................    300    6,717
                                                             --------
                                                              367,562
                                                             --------
          COMPUTER AIDED DESIGN -- 0.1%
            Aspen Technology, Inc.+..................  1,116   42,441
                                                             --------
          COMPUTER DATA SECURITY -- 0.0%
            Qualys, Inc.+............................    329    8,284
            Varonis Systems, Inc.+...................    118    2,260
                                                             --------
                                                               10,544
                                                             --------
          COMPUTER GRAPHICS -- 0.0%
            Monotype Imaging Holdings, Inc...........    531   11,698
                                                             --------
          COMPUTER SERVICES -- 0.9%
            Barracuda Networks, Inc.+................    106    1,868
            CACI International, Inc., Class A+.......    319   30,672
            Carbonite, Inc.+.........................    239    1,802
            Ciber, Inc.+.............................  1,046    2,427
            Convergys Corp...........................  1,288   34,132
            Engility Holdings, Inc.+.................    237    4,662
            EPAM Systems, Inc.+......................    639   46,602
            ExlService Holdings, Inc.+...............    441   21,340
            Fleetmatics Group PLC+...................    506   18,342
            Globant SA+..............................    202    7,169
            Insight Enterprises, Inc.+...............    514   12,701
            KEYW Holding Corp.+......................    444    3,059
            LivePerson, Inc.+........................    757    4,580
            Luxoft Holding, Inc.+....................    242   13,990
            Manhattan Associates, Inc.+..............    965   58,421
            MAXIMUS, Inc.............................    862   45,600
            Science Applications International Corp..    610   32,385
            Sykes Enterprises, Inc.+.................    517   15,071
            Syntel, Inc.+............................    416   17,692
            TeleTech Holdings, Inc...................    215    5,975
            Unisys Corp.+............................    662    5,104
            Virtusa Corp.+...........................    393   13,967
                                                             --------
                                                              397,561
                                                             --------
          COMPUTER SOFTWARE -- 1.2%
            Apigee Corp.+............................     66      640
            Avid Technology, Inc.+...................    428    2,388
            Blackbaud, Inc...........................    612   37,803
            Code Rebel Corp.+........................     13       37
            Cornerstone OnDemand, Inc.+..............    715   24,560
            Envestnet, Inc.+.........................    511   16,035
            Guidance Software, Inc.+.................    252    1,285
            j2 Global, Inc...........................    630   40,018
            Planet Payment, Inc.+.................... 61,888  248,171
            Simulations Plus, Inc.................... 20,524  165,424
            Workiva, Inc.+...........................     96    1,143
                                                             --------
                                                              537,504
                                                             --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
            --------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMPUTERS -- 0.0%
              Silicon Graphics International Corp.+.    461 $  2,065
                                                            --------
            COMPUTERS-INTEGRATED SYSTEMS -- 1.4%
              Agilysys, Inc.+.......................    202    2,157
              Cray, Inc.+...........................    541   20,488
              Diebold, Inc..........................    860   22,592
              Mercury Systems, Inc.+................ 11,759  247,174
              MTS Systems Corp......................    196   11,019
              NetScout Systems, Inc.+...............  1,218   27,113
              Radisys Corp.+........................ 64,487  287,612
              Silver Spring Networks, Inc.+.........    483    6,786
              Super Micro Computer, Inc.+...........    488   13,132
                                                            --------
                                                             638,073
                                                            --------
            COMPUTERS-MEMORY DEVICES -- 0.0%
              Datalink Corp.+.......................    272    2,184
              Imation Corp.+........................    465      730
              Nimble Storage, Inc.+.................    671    4,952
              Pure Storage, Inc., Class A+..........    379    5,514
              Quantum Corp.+........................  2,859    1,316
              Violin Memory, Inc.+..................  1,205      426
                                                            --------
                                                              15,122
                                                            --------
            COMPUTERS-OTHER -- 0.0%
              ExOne Co.+............................    138    1,825
              Stratasys, Ltd.+......................    675   16,517
                                                            --------
                                                              18,342
                                                            --------
            COMPUTERS-PERIPHERY EQUIPMENT -- 0.7%
              Electronics For Imaging, Inc.+........    621   24,741
              Immersion Corp.+......................    371    2,712
              Mitek Systems, Inc.+.................. 42,744  316,305
                                                            --------
                                                             343,758
                                                            --------
            COMPUTERS-VOICE RECOGNITION -- 0.0%
              Vocera Communications, Inc.+..........    341    3,997
                                                            --------
            CONSULTING SERVICES -- 1.8%
              Advisory Board Co.+...................    562   17,782
              CEB, Inc..............................    444   27,390
              CRA International, Inc.+.............. 15,325  332,553
              Forrester Research, Inc...............  3,623  121,805
              Franklin Covey Co.+...................    162    2,668
              FTI Consulting, Inc.+.................    551   22,205
              Hackett Group, Inc....................    316    4,702
              Huron Consulting Group, Inc.+.........    307   17,072
              ICF International, Inc.+..............    258   10,158
              Information Services Group, Inc.+..... 58,578  240,170
              Navigant Consulting, Inc.+............    639   10,198
              Pendrell Corp.+.......................  2,205    1,135
              Vectrus, Inc.+........................    139    2,997
                                                            --------
                                                             810,835
                                                            --------
            CONSUMER PRODUCTS-MISC. -- 0.9%
              Central Garden & Pet Co.+............. 20,436  332,494
              Central Garden & Pet Co., Class A+....    561    9,139
              CSS Industries, Inc...................    123    3,439
              Helen of Troy, Ltd.+..................    373   37,124
              Tumi Holdings, Inc.+..................    744   19,850
              WD-40 Co..............................    193   19,744
                                                            --------
                                                             421,790
                                                            --------

                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
       -----------------------------------------------------------------
       CONTAINERS-METAL/GLASS -- 0.0%
         Greif, Inc., Class A...........................    407 $ 14,123
                                                                --------
       CONTAINERS-PAPER/PLASTIC -- 0.2%
         AEP Industries, Inc............................     52    3,205
         Berry Plastics Group, Inc.+....................  1,567   56,443
         KapStone Paper and Packaging Corp..............  1,129   17,940
         Multi Packaging Solutions International, Ltd.+.    249    4,138
                                                                --------
                                                                  81,726
                                                                --------
       COSMETICS & TOILETRIES -- 0.0%
         Elizabeth Arden, Inc.+.........................    346    3,540
         Inter Parfums, Inc.............................    224    6,859
         Revlon, Inc., Class A+.........................    152    5,537
                                                                --------
                                                                  15,936
                                                                --------
       DATA PROCESSING/MANAGEMENT -- 0.3%
         Acxiom Corp.+..................................  1,037   22,783
         Amber Road, Inc.+..............................    234    1,149
         CommVault Systems, Inc.+.......................    599   26,218
         CSG Systems International, Inc.................    434   19,261
         Fair Isaac Corp................................    406   43,324
         Pegasystems, Inc...............................    474   12,509
                                                                --------
                                                                 125,244
                                                                --------
       DECISION SUPPORT SOFTWARE -- 0.0%
         Castlight Health, Inc., Class B+...............    446    1,606
         Interactive Intelligence Group, Inc.+..........    229    8,512
         QAD, Inc., Class A.............................    135    2,647
                                                                --------
                                                                  12,765
                                                                --------
       DIAGNOSTIC EQUIPMENT -- 1.0%
         Accelerate Diagnostics, Inc.+..................    285    3,577
         BioTelemetry, Inc.+............................ 27,192  427,730
         Cepheid+.......................................    940   26,827
         GenMark Diagnostics, Inc.+.....................    558    3,298
         Genomic Health, Inc.+..........................    236    6,202
         Oxford Immunotec Global PLC+...................    267    2,793
                                                                --------
                                                                 470,427
                                                                --------
       DIAGNOSTIC KITS -- 0.1%
         Meridian Bioscience, Inc.......................    553   10,568
         OraSure Technologies, Inc.+....................    748    5,371
         Quidel Corp.+..................................    381    6,591
                                                                --------
                                                                  22,530
                                                                --------
       DIRECT MARKETING -- 0.0%
         EVINE Live, Inc.+..............................    662    1,019
         Harte-Hanks, Inc...............................    639    1,163
                                                                --------
                                                                   2,182
                                                                --------
       DISPOSABLE MEDICAL PRODUCTS -- 0.2%
         ICU Medical, Inc.+.............................    186   18,477
         Merit Medical Systems, Inc.+...................    583   11,806
         STERIS PLC.....................................  1,114   78,726
         Utah Medical Products, Inc.....................     49    3,278
                                                                --------
                                                                 112,287
                                                                --------
       DISTRIBUTION/WHOLESALE -- 0.3%
         Beacon Roofing Supply, Inc.+...................    657   28,074
         Core-Mark Holding Co., Inc.....................    306   24,988
         Essendant, Inc.................................    508   15,641

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                                  VALUE
                     SECURITY DESCRIPTION                 SHARES (NOTE 3)
      -------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      DISTRIBUTION/WHOLESALE (CONTINUED)
        H&E Equipment Services, Inc......................   413  $  8,355
        Pool Corp........................................   571    49,911
        ScanSource, Inc.+................................   348    14,157
        Systemax, Inc.+..................................   149     1,348
        Titan Machinery, Inc.+...........................   229     2,977
        Veritiv Corp.+...................................   107     4,389
                                                                 --------
                                                                  149,840
                                                                 --------
      DIVERSIFIED FINANCIAL SERVICES -- 0.0%
        On Deck Capital, Inc.+...........................   153     1,320
                                                                 --------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.4%
        Actuant Corp., Class A...........................   789    21,074
        AZZ, Inc.........................................   341    18,728
        Barnes Group, Inc................................   726    23,588
        Chase Corp.......................................    91     5,122
        EnPro Industries, Inc............................   302    17,691
        Fabrinet+........................................   469    14,994
        Federal Signal Corp..............................   828    11,335
        GP Strategies Corp.+.............................   172     4,015
        Handy & Harman, Ltd.+............................    34       933
        Harsco Corp...................................... 1,063     7,537
        LSB Industries, Inc.+............................   261     3,435
        Lydall, Inc.+....................................   224     8,241
        NL Industries, Inc.+.............................    90       276
        Park-Ohio Holdings Corp..........................   116     2,952
        Raven Industries, Inc............................   501     8,061
        Standex International Corp.......................   170    13,037
        Tredegar Corp....................................   331     5,283
                                                                 --------
                                                                  166,302
                                                                 --------
      DIVERSIFIED MINERALS -- 0.0%
        United States Lime & Minerals, Inc...............    26     1,393
        US Silica Holdings, Inc..........................   708    18,089
                                                                 --------
                                                                   19,482
                                                                 --------
      DIVERSIFIED OPERATIONS -- 0.0%
        HRG Group, Inc.+................................. 1,043    15,019
        Resource America, Inc., Class A..................   211     1,334
                                                                 --------
                                                                   16,353
                                                                 --------
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.0%
        Civeo Corp.+..................................... 1,424     2,164
        Viad Corp........................................   265     7,884
        Volt Information Sciences, Inc.+.................   126       946
                                                                 --------
                                                                   10,994
                                                                 --------
      DRUG DELIVERY SYSTEMS -- 0.4%
        Antares Pharma, Inc.+............................ 2,053     2,258
        BioDelivery Sciences International, Inc.+........   614     2,075
        Catalent, Inc.+.................................. 1,109    32,749
        Depomed, Inc.+...................................   796    13,834
        Heron Therapeutics, Inc.+........................ 5,224   112,003
        Nektar Therapeutics+............................. 1,745    27,362
        Revance Therapeutics, Inc.+......................   240     4,411
                                                                 --------
                                                                  194,692
                                                                 --------
      E-COMMERCE/PRODUCTS -- 0.1%
        1-800-flowers.com, Inc., Class A+................   331     2,598
        Blue Nile, Inc...................................   157     4,047

                                                          VALUE
                     SECURITY DESCRIPTION         SHARES (NOTE 3)
              ---------------------------------------------------
              E-COMMERCE/PRODUCTS (CONTINUED)
                Chegg, Inc.+..................... 1,012  $ 4,594
                Etsy, Inc.+......................   265    2,327
                FTD Cos., Inc.+..................   241    6,702
                Lands' End, Inc.+................   217    5,280
                Overstock.com, Inc.+.............   158    2,305
                Shutterfly, Inc.+................   461   21,197
                Wayfair, Inc., Class A+..........   266   10,042
                                                         -------
                                                          59,092
                                                         -------
              E-COMMERCE/SERVICES -- 0.2%
                Angie's List, Inc.+..............   580    5,075
                ChannelAdvisor Corp.+............   287    3,576
                GrubHub, Inc.+...................   997   26,141
                Quotient Technology, Inc.+.......   809    9,401
                RetailMeNot, Inc.+...............   510    4,299
                Stamps.com, Inc.+................   189   15,566
                TrueCar, Inc.+...................   649    4,439
                United Online, Inc.+.............   194    2,101
                                                         -------
                                                          70,598
                                                         -------
              E-MARKETING/INFO -- 0.1%
                comScore, Inc.+..................   648   19,842
                Liquidity Services, Inc.+........   318    1,774
                Marketo, Inc.+...................   461   10,137
                New Media Investment Group, Inc..   592    9,502
                QuinStreet, Inc.+................   471    1,658
                Rocket Fuel, Inc.+...............   350    1,001
                Rubicon Project, Inc.+...........   341    6,605
                                                         -------
                                                          50,519
                                                         -------
              E-SERVICES/CONSULTING -- 0.0%
                Perficient, Inc.+................   469    9,793
                                                         -------
              EDUCATIONAL SOFTWARE -- 0.0%
                2U, Inc.+........................   345    9,670
                Instructure, Inc.+...............    62    1,249
                                                         -------
                                                          10,919
                                                         -------
              ELECTRIC PRODUCTS-MISC. -- 0.1%
                Graham Corp......................   134    2,480
                Littelfuse, Inc..................   299   34,828
                                                         -------
                                                          37,308
                                                         -------
              ELECTRIC-DISTRIBUTION -- 0.0%
                EnerNOC, Inc.+...................   359    2,448
                Genie Energy, Ltd................   165    1,216
                Spark Energy, Inc., Class A......    39    1,006
                                                         -------
                                                           4,670
                                                         -------
              ELECTRIC-GENERATION -- 0.0%
                Atlantic Power Corp.............. 1,617    4,301
                Talen Energy Corp.+.............. 1,107   12,908
                                                         -------
                                                          17,209
                                                         -------
              ELECTRIC-INTEGRATED -- 0.8%
                ALLETE, Inc......................   646   36,299
                Ameresco, Inc., Class A+.........   266    1,189
                Avista Corp......................   826   33,098
                Black Hills Corp.................   667   40,413
                El Paso Electric Co..............   536   24,174
                Empire District Electric Co......   577   19,427

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                                VALUE
                    SECURITY DESCRIPTION               SHARES  (NOTE 3)
       -----------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       ELECTRIC-INTEGRATED (CONTINUED)
         IDACORP, Inc.................................    668 $   48,584
         MGE Energy, Inc..............................    459     22,881
         NorthWestern Corp............................    613     34,843
         Otter Tail Corp..............................    497     14,373
         PNM Resources, Inc...........................  1,056     33,454
         Portland General Electric Co.................  1,147     45,559
         Unitil Corp..................................    184      7,272
                                                              ----------
                                                                 361,566
                                                              ----------
       ELECTRONIC COMPONENTS-MISC. -- 1.2%
         AVX Corp.....................................    613      8,104
         Bel Fuse, Inc., Class B......................    137      2,283
         Benchmark Electronics, Inc.+.................    695     13,497
         CTS Corp.....................................    440      7,291
         GSI Group, Inc.+.............................    456      6,635
         Kimball Electronics, Inc.+...................    386      4,223
         Knowles Corp.+...............................  1,128     15,081
         Methode Electronics, Inc.....................    508     15,103
         NVE Corp.....................................     64      3,672
         OSI Systems, Inc.+...........................    262     13,333
         Plexus Corp.+................................    446     18,625
         Rogers Corp.+................................    247     14,168
         Sanmina Corp.+...............................  1,025     24,241
         Sparton Corp.+...............................    131      2,811
         Stoneridge, Inc.+............................ 15,511    221,187
         Vishay Intertechnology, Inc..................  1,798     21,864
         Vishay Precision Group, Inc.+................    166      2,483
         ZAGG, Inc.+.................................. 16,992    136,106
                                                              ----------
                                                                 530,707
                                                              ----------
       ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.9%
         Advanced Micro Devices, Inc.+................  8,443     29,973
         Alpha & Omega Semiconductor, Ltd.+...........    290      3,767
         Ambarella, Inc.+.............................    416     17,098
         Amkor Technology, Inc.+......................  1,312      7,492
         Applied Micro Circuits Corp.+................  1,074      6,702
         Cavium, Inc.+................................    724     35,744
         CEVA, Inc.+.................................. 13,589    313,362
         Diodes, Inc.+................................    497      9,254
         DSP Group, Inc.+............................. 33,653    319,703
         EMCORE Corp.+................................    328      1,870
         Fairchild Semiconductor International, Inc.+.  1,524     30,480
         Inphi Corp.+................................. 10,829    321,296
         Intersil Corp., Class A......................  1,749     20,446
         InvenSense, Inc.+............................  1,027      7,887
         IXYS Corp....................................    328      3,542
         Kopin Corp.+.................................    881      1,462
         Lattice Semiconductor Corp.+.................  1,550      8,634
         Microsemi Corp.+.............................  1,422     48,049
         Monolithic Power Systems, Inc................    516     32,209
         QLogic Corp.+................................  1,157     15,145
         Rambus, Inc.+................................  1,533     17,813
         Rovi Corp.+..................................  1,082     19,065
         Semtech Corp.+...............................    880     19,043
         Silicon Laboratories, Inc.+..................    566     26,489
         Synaptics, Inc.+.............................    487     34,845
                                                              ----------
                                                               1,351,370
                                                              ----------

                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
          -----------------------------------------------------------
          ELECTRONIC DESIGN AUTOMATION -- 0.1%
            Mentor Graphics Corp.....................  1,327 $ 26,487
                                                             --------
          ELECTRONIC MEASUREMENT INSTRUMENTS -- 0.1%
            Badger Meter, Inc........................    192   13,695
            ESCO Technologies, Inc...................    345   13,276
            FARO Technologies, Inc.+.................    230    6,679
            Itron, Inc.+.............................    510   20,971
            Mesa Laboratories, Inc...................     38    3,830
                                                             --------
                                                               58,451
                                                             --------
          ELECTRONIC PARTS DISTRIBUTION -- 0.1%
            Tech Data Corp.+.........................    485   33,315
                                                             --------
          ELECTRONIC SECURITY DEVICES -- 0.0%
            American Science & Engineering, Inc......     97    2,779
            TASER International, Inc.+...............    708   12,928
                                                             --------
                                                               15,707
                                                             --------
          ENERGY-ALTERNATE SOURCES -- 0.1%
            Clean Energy Fuels Corp.+................    945    2,703
            Enphase Energy, Inc.+....................    366      919
            FuelCell Energy, Inc.+...................    277    1,651
            FutureFuel Corp..........................    324    3,642
            Green Plains, Inc........................    503    9,104
            Pacific Ethanol, Inc.+...................    327    1,547
            Pattern Energy Group, Inc................    731   15,351
            Plug Power, Inc.+........................  2,301    4,740
            Renewable Energy Group, Inc.+............    582    5,657
            REX American Resources Corp.+............     76    4,132
            Solazyme, Inc.+..........................  1,063    2,487
            Sunrun, Inc.+............................    235    1,852
            TerraForm Global, Inc....................    564    1,641
            Vivint Solar, Inc.+......................    274      915
                                                             --------
                                                               56,341
                                                             --------
          ENGINEERING/R&D SERVICES -- 0.9%
            Argan, Inc...............................  9,772  334,007
            EMCOR Group, Inc.........................    820   39,754
            Exponent, Inc............................    344   17,145
            Mistras Group, Inc.+.....................    222    5,410
            NV5 Global, Inc.+........................     66    1,639
            VSE Corp.................................     54    3,350
                                                             --------
                                                              401,305
                                                             --------
          ENGINES-INTERNAL COMBUSTION -- 0.0%
            Briggs & Stratton Corp...................    591   12,511
            Power Solutions International, Inc.+.....     61      790
                                                             --------
                                                               13,301
                                                             --------
          ENTERPRISE SOFTWARE/SERVICE -- 1.8%
            Actua Corp.+.............................    538    5,100
            American Software, Inc., Class A......... 19,218  175,652
            Benefitfocus, Inc.+......................    104    3,942
            Evolent Health, Inc.+....................    172    2,066
            Guidewire Software, Inc.+................    917   52,241
            Hortonworks, Inc.+.......................    100    1,157
            ManTech International Corp., Class A.....    321   10,850
            MicroStrategy, Inc., Class A+............    122   21,877
            MobileIron, Inc.+........................    515    1,972
            Model N, Inc.+...........................    276    2,948
            Omnicell, Inc.+..........................    480   15,293

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
        ---------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        ENTERPRISE SOFTWARE/SERVICE (CONTINUED)
          OPOWER, Inc.+................................    346 $  2,733
          Proofpoint, Inc.+............................    515   30,004
          PROS Holdings, Inc.+.........................    316    3,716
          Qlik Technologies, Inc.+.....................  1,196   36,825
          Sapiens International Corp. NV............... 23,147  272,672
          SPS Commerce, Inc.+..........................  1,841   93,762
          SYNNEX Corp..................................    381   31,459
          TubeMogul, Inc.+.............................    184    2,385
          Tyler Technologies, Inc.+....................    440   64,420
          Xactly Corp.+................................     97      782
                                                               --------
                                                                831,856
                                                               --------
        ENTERTAINMENT SOFTWARE -- 0.1%
          Glu Mobile, Inc.+............................  1,597    4,264
          Take-Two Interactive Software, Inc.+.........  1,108   37,871
                                                               --------
                                                                 42,135
                                                               --------
        ENVIRONMENTAL CONSULTING & ENGINEERING -- 0.1%
          Tetra Tech, Inc..............................    800   23,520
          TRC Cos., Inc.+..............................    226    1,935
                                                               --------
                                                                 25,455
                                                               --------
        ENVIRONMENTAL MONITORING & DETECTION -- 0.0%
          MSA Safety, Inc..............................    388   18,659
                                                               --------
        EXTENDED SERVICE CONTRACTS -- 0.0%
          James River Group Holdings, Ltd..............    144    4,458
                                                               --------
        FEMALE HEALTH CARE PRODUCTS -- 0.6%
          Juniper Pharmaceuticals, Inc.+............... 40,545  275,301
                                                               --------
        FILTRATION/SEPARATION PRODUCTS -- 0.1%
          CLARCOR, Inc.................................    665   39,082
                                                               --------
        FINANCE-COMMERCIAL -- 0.0%
          NewStar Financial, Inc.+.....................    319    3,069
                                                               --------
        FINANCE-CONSUMER LOANS -- 0.1%
          Encore Capital Group, Inc.+..................    345    9,712
          Enova International, Inc.+...................    345    3,039
          Nelnet, Inc., Class A........................    314   13,160
          Ocwen Financial Corp.+.......................  1,425    3,220
          PRA Group, Inc.+.............................    640   21,235
          Regional Management Corp.+...................    142    2,346
          World Acceptance Corp.+......................     99    4,296
                                                               --------
                                                                 57,008
                                                               --------
        FINANCE-CREDIT CARD -- 0.1%
          Blackhawk Network Holdings, Inc.+............    721   23,166
                                                               --------
        FINANCE-INVESTMENT BANKER/BROKER -- 0.3%
          Cowen Group, Inc., Class A+..................  1,478    5,151
          Diamond Hill Investment Group, Inc...........     39    6,835
          Evercore Partners, Inc., Class A.............    459   23,703
          GAIN Capital Holdings, Inc...................    427    2,925
          Greenhill & Co., Inc.........................    388    8,544
          Houlihan Lokey, Inc..........................    158    3,983
          INTL. FCStone, Inc.+.........................    198    5,405
          Investment Technology Group, Inc.............    454    8,862
          KCG Holdings, Inc., Class A+.................    444    6,083
          Ladenburg Thalmann Financial Services, Inc.+.  1,398    3,747
          Moelis & Co..................................    233    6,550

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
         --------------------------------------------------------------
         FINANCE-INVESTMENT BANKER/BROKER (CONTINUED)
           Oppenheimer Holdings, Inc., Class A.........    137 $  2,093
           Piper Jaffray Cos.+.........................    197    8,217
           Stifel Financial Corp.+.....................    900   29,619
           Virtu Financial, Inc., Class A..............    251    5,233
                                                               --------
                                                                126,950
                                                               --------
         FINANCE-LEASING COMPANIES -- 0.0%
           Aircastle, Ltd..............................    827   17,946
           Marlin Business Services Corp...............    115    1,701
                                                               --------
                                                                 19,647
                                                               --------
         FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
           Arlington Asset Investment Corp., Class A...    303    3,921
           Ellie Mae, Inc.+............................    389   32,520
           Federal Agricultural Mtg. Corp., Class C....    138    5,614
           FNFV Group+.................................  1,062   11,438
           Impac Mortgage Holdings, Inc.+..............    114    1,619
           Nationstar Mtg. Holdings, Inc.+.............    521    6,038
           PennyMac Financial Services, Inc., Class A+.    175    2,229
           PHH Corp.+..................................    658    8,442
           Stonegate Mtg. Corp.+.......................    193    1,114
           Walter Investment Management Corp.+.........    500    3,625
                                                               --------
                                                                 76,560
                                                               --------
         FINANCE-OTHER SERVICES -- 0.2%
           BGC Partners, Inc., Class A.................  2,431   22,073
           JG Wentworth Co.+...........................    192      221
           MarketAxess Holdings, Inc...................    488   59,907
           WageWorks, Inc.+............................    473   25,476
                                                               --------
                                                                107,677
                                                               --------
         FINANCIAL GUARANTEE INSURANCE -- 0.2%
           MBIA, Inc.+.................................  1,784   13,915
           MGIC Investment Corp.+......................  4,446   32,144
           NMI Holdings, Inc., Class A+................    661    4,158
           Radian Group, Inc...........................  2,505   32,039
                                                               --------
                                                                 82,256
                                                               --------
         FIREARMS & AMMUNITION -- 0.1%
           Smith & Wesson Holding Corp.+...............    712   15,543
           Sturm Ruger & Co., Inc......................    248   15,879
                                                               --------
                                                                 31,422
                                                               --------
         FOOD-CANNED -- 0.1%
           Seneca Foods Corp., Class A+................    106    3,455
           TreeHouse Foods, Inc.+......................    560   49,504
                                                               --------
                                                                 52,959
                                                               --------
         FOOD-CONFECTIONERY -- 0.0%
           Amplify Snack Brands, Inc.+.................    194    2,989
           Tootsie Roll Industries, Inc................    254    9,053
                                                               --------
                                                                 12,042
                                                               --------
         FOOD-DAIRY PRODUCTS -- 0.6%
           Dean Foods Co...............................  1,252   21,572
           Lifeway Foods, Inc.+........................ 27,052  262,404
                                                               --------
                                                                283,976
                                                               --------
         FOOD-FLOUR & GRAIN -- 0.2%
           Post Holdings, Inc.+........................    806   57,903
           Seaboard Corp.+.............................      4   12,012
                                                               --------
                                                                 69,915
                                                               --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
           ---------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           FOOD-MISC./DIVERSIFIED -- 0.4%
             B&G Foods, Inc.........................    768 $ 31,649
             Cal-Maine Foods, Inc...................    414   21,015
             Darling Ingredients, Inc.+.............  2,192   31,762
             Inventure Foods, Inc.+.................    259    1,854
             J&J Snack Foods Corp...................    196   19,822
             John B. Sanfilippo & Son, Inc..........    109    6,031
             Lancaster Colony Corp..................    246   28,659
             Senomyx, Inc.+.........................    580    1,421
             Snyder's-Lance, Inc....................    918   29,348
                                                            --------
                                                             171,561
                                                            --------
           FOOD-RETAIL -- 0.1%
             Fairway Group Holdings Corp.+..........    272       59
             Ingles Markets, Inc., Class A..........    176    6,348
             Smart & Final Stores, Inc.+............    322    5,126
             SUPERVALU, Inc.+.......................  3,474   17,474
             Village Super Market, Inc., Class A....     94    2,294
             Weis Markets, Inc......................    145    6,600
                                                            --------
                                                              37,901
                                                            --------
           FOOD-WHOLESALE/DISTRIBUTION -- 1.3%
             Calavo Growers, Inc....................  4,415  252,405
             Chefs' Warehouse, Inc.+................ 15,029  289,609
             Fresh Del Monte Produce, Inc...........    442   19,121
             Performance Food Group Co.+............    212    5,486
             SpartanNash Co.........................    498   13,795
             United Natural Foods, Inc.+............    664   23,685
                                                            --------
                                                             604,101
                                                            --------
           FOOTWEAR & RELATED APPAREL -- 0.2%
             Crocs, Inc.+...........................  1,022    8,534
             Deckers Outdoor Corp.+.................    428   24,743
             Iconix Brand Group, Inc.+..............    632    5,359
             Steven Madden, Ltd.+...................    747   26,152
             Weyco Group, Inc.......................     86    2,411
             Wolverine World Wide, Inc..............  1,369   25,943
                                                            --------
                                                              93,142
                                                            --------
           FORESTRY -- 0.0%
             Deltic Timber Corp.....................    144    9,000
                                                            --------
           FUNERAL SERVICES & RELATED ITEMS -- 0.1%
             Carriage Services, Inc.................    196    4,788
             Matthews International Corp., Class A..    437   23,004
                                                            --------
                                                              27,792
                                                            --------
           GAMBLING (NON-HOTEL) -- 0.0%
             Caesars Acquisition Co., Class A+......    613    4,640
             Isle of Capri Casinos, Inc.+...........    292    4,351
             Pinnacle Entertainment, Inc.+..........    802    8,854
                                                            --------
                                                              17,845
                                                            --------
           GAS-DISTRIBUTION -- 0.7%
             Chesapeake Utilities Corp..............    201   11,964
             New Jersey Resources Corp..............  1,122   40,033
             Northwest Natural Gas Co...............    362   18,658
             ONE Gas, Inc...........................    696   40,695
             Piedmont Natural Gas Co., Inc..........  1,032   61,714
             South Jersey Industries, Inc...........    908   25,342

                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 3)
            -------------------------------------------------------
            GAS-DISTRIBUTION (CONTINUED)
              Southwest Gas Corp...................    620 $ 40,244
              Spire, Inc...........................    574   36,713
              WGL Holdings, Inc....................    651   44,196
                                                           --------
                                                            319,559
                                                           --------
            GOLD MINING -- 0.4%
              Gold Resource Corp................... 49,490  162,822
                                                           --------
            GOLF -- 0.0%
              Callaway Golf Co.....................  1,035    9,667
                                                           --------
            HAZARDOUS WASTE DISPOSAL -- 0.9%
              Heritage-Crystal Clean, Inc.+........ 24,266  252,366
              Sharps Compliance Corp.+............. 34,494  156,603
              US Ecology, Inc......................    287   12,924
                                                           --------
                                                            421,893
                                                           --------
            HEALTH CARE COST CONTAINMENT -- 0.1%
              CorVel Corp.+........................    114    5,153
              ExamWorks Group, Inc.+...............    549   19,791
              HealthEquity, Inc.+..................    481   12,097
                                                           --------
                                                             37,041
                                                           --------
            HEALTHCARE SAFETY DEVICES -- 0.0%
              Tandem Diabetes Care, Inc.+..........    234    2,604
              Unilife Corp.+.......................  1,536      845
                                                           --------
                                                              3,449
                                                           --------
            HEART MONITORS -- 0.0%
              HeartWare International, Inc.+.......    228    7,606
                                                           --------
            HOME FURNISHINGS -- 0.2%
              American Woodmark Corp.+.............    170   12,383
              Bassett Furniture Industries, Inc....    142    4,191
              Ethan Allen Interiors, Inc...........    336   11,438
              Flexsteel Industries, Inc............     78    3,189
              Hooker Furniture Corp................    143    3,546
              La-Z-Boy, Inc........................    678   17,540
              Select Comfort Corp.+................    693   17,103
                                                           --------
                                                             69,390
                                                           --------
            HOTELS/MOTELS -- 0.1%
              Belmond, Ltd., Class A+..............  1,286   11,780
              Diamond Resorts International, Inc.+.    552   11,708
              Interval Leisure Group, Inc.+........    519    7,328
              La Quinta Holdings, Inc.+............  1,242   15,860
              Marcus Corp..........................    242    4,683
              Morgans Hotel Group Co.+.............    359      535
                                                           --------
                                                             51,894
                                                           --------
            HOUSEWARES -- 0.0%
              Libbey, Inc..........................    289    5,375
              Lifetime Brands, Inc.................    142    2,452
              NACCO Industries, Inc., Class A......     53    3,155
                                                           --------
                                                             10,982
                                                           --------
            HUMAN RESOURCES -- 2.1%
              AMN Healthcare Services, Inc.+.......    630   22,371
              Barrett Business Services, Inc.......     94    2,915
              CDI Corp.............................    189    1,351
              Cross Country Healthcare, Inc.+...... 24,147  300,147
              Edgewater Technology, Inc.+.......... 17,889  152,057

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
         --------------------------------------------------------------
         COMMON STOCKS (CONTINUED)
         HUMAN RESOURCES (CONTINUED)
           General Employment Enterprises, Inc.+....... 18,662 $ 80,993
           Heidrick & Struggles International, Inc.....    242    4,775
           Insperity, Inc..............................    256   13,509
           Kelly Services, Inc., Class A...............    393    7,377
           Kforce, Inc.................................    327    6,216
           Korn/Ferry International....................    669   18,157
           Monster Worldwide, Inc.+....................  1,207    3,862
           On Assignment, Inc.+........................    686   24,737
           Patriot National, Inc.+.....................    109      907
           Paylocity Holding Corp.+....................    204    7,807
           Resources Connection, Inc...................    498    7,355
           Team Health Holdings, Inc.+.................    955   39,948
           TriNet Group, Inc.+.........................    545    9,058
           TrueBlue, Inc.+.............................    556   10,392
           Willdan Group, Inc.+........................ 22,684  243,853
                                                               --------
                                                                957,787
                                                               --------
         IDENTIFICATION SYSTEMS -- 0.1%
           Brady Corp., Class A........................    633   16,768
           Checkpoint Systems, Inc.+...................    557    5,637
           Imprivata, Inc.+............................    120    1,454
                                                               --------
                                                                 23,859
                                                               --------
         IMPORT/EXPORT -- 0.0%
           Castle Brands, Inc.+........................    883      789
                                                               --------
         INDEPENDENT POWER PRODUCERS -- 0.2%
           Abengoa Yield PLC...........................    650   11,720
           Dynegy, Inc.+...............................  1,580   27,855
           NRG Yield, Inc., Class A....................    458    6,930
           NRG Yield, Inc., Class C....................    823   13,316
           Ormat Technologies, Inc.....................    493   21,396
                                                               --------
                                                                 81,217
                                                               --------
         INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.1%
           IMAX Corp.+.................................    800   25,600
                                                               --------
         INDUSTRIAL AUTOMATED/ROBOTIC -- 0.0%
           Hurco Cos., Inc.............................     86    2,785
                                                               --------
         INSTRUMENTS-CONTROLS -- 0.2%
           Allied Motion Technologies, Inc.............     82    1,767
           Control4 Corp.+.............................    275    2,038
           Watts Water Technologies, Inc., Class A.....    373   20,839
           Woodward, Inc...............................    853   46,241
                                                               --------
                                                                 70,885
                                                               --------
         INSTRUMENTS-SCIENTIFIC -- 0.1%
           FEI Co......................................    544   48,427
           Fluidigm Corp.+.............................    381    3,650
                                                               --------
                                                                 52,077
                                                               --------
         INSURANCE BROKERS -- 0.3%
           Crawford & Co., Class B..................... 20,006  134,840
           eHealth, Inc.+..............................    236    2,641
                                                               --------
                                                                137,481
                                                               --------
         INSURANCE-LIFE/HEALTH -- 0.2%
           American Equity Investment Life Holding Co..  1,060   14,840
           CNO Financial Group, Inc....................  2,429   44,621
           FBL Financial Group, Inc., Class A..........    127    7,680

                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 3)
         -------------------------------------------------------------
         INSURANCE-LIFE/HEALTH (CONTINUED)
           Fidelity & Guaranty Life...................    148 $  3,913
           Independence Holding Co....................     92    1,414
           National Western Life Group, Inc., Class A.     28    6,067
           Primerica, Inc.............................    628   31,124
           Trupanion, Inc.+...........................    216    2,693
                                                              --------
                                                               112,352
                                                              --------
         INSURANCE-MULTI-LINE -- 0.1%
           Citizens, Inc.+............................    651    5,306
           Horace Mann Educators Corp.................    545   16,949
           Kemper Corp................................    577   17,864
           United Fire Group, Inc.....................    268   12,012
                                                              --------
                                                                52,131
                                                              --------
         INSURANCE-PROPERTY/CASUALTY -- 1.1%
           Ambac Financial Group, Inc.................    596    9,673
           AMERISAFE, Inc.............................    251   13,524
           Atlas Financial Holdings, Inc.+............    137    2,407
           Baldwin & Lyons, Inc., Class B.............    124    3,031
           Donegal Group, Inc., Class A...............    113    1,730
           EMC Insurance Group, Inc...................     96    2,540
           Employers Holdings, Inc....................    422   12,534
           Enstar Group, Ltd.+........................    119   18,854
           Federated National Holding Co..............    187    3,562
           First American Financial Corp..............  1,414   50,932
           Global Indemnity PLC+......................    109    3,428
           Hallmark Financial Services, Inc.+.........    186    2,100
           HCI Group, Inc.............................    113    3,386
           Heritage Insurance Holdings, Inc...........    328    4,359
           Infinity Property & Casualty Corp..........    152   12,184
           Kingstone Cos., Inc........................ 22,376  208,097
           National General Holdings Corp.............    519   10,479
           National Interstate Corp...................     94    2,894
           Navigators Group, Inc.+....................    140   11,566
           OneBeacon Insurance Group, Ltd., Class A...    301    3,732
           RLI Corp...................................    573   35,629
           Safety Insurance Group, Inc................    199   11,265
           Selective Insurance Group, Inc.............    756   26,241
           State Auto Financial Corp..................    198    4,061
           Stewart Information Services Corp..........    304   10,585
           Third Point Reinsurance, Ltd.+.............  1,120   12,746
           United Insurance Holdings Corp.............    227    3,702
           Universal Insurance Holdings, Inc..........    424    7,467
                                                              --------
                                                               492,708
                                                              --------
         INSURANCE-REINSURANCE -- 0.1%
           Argo Group International Holdings, Ltd.....    369   20,284
           Essent Group, Ltd.+........................    737   15,049
           Greenlight Capital Re, Ltd., Class A+......    383    8,246
           Maiden Holdings, Ltd.......................    670    8,194
           State National Cos., Inc...................    413    4,659
                                                              --------
                                                                56,432
                                                              --------
         INTERNET APPLICATION SOFTWARE -- 0.1%
           Bazaarvoice, Inc...........................    809    2,710
           Box, Inc., Class A+........................    171    2,211
           Connecture, Inc.+..........................     87      201
           Intralinks Holdings, Inc.+.................    533    4,749
           Lionbridge Technologies, Inc.+.............    853    4,257

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                                VALUE
                    SECURITY DESCRIPTION               SHARES  (NOTE 3)
       -----------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       INTERNET APPLICATION SOFTWARE (CONTINUED)
         RealNetworks, Inc.+..........................    307 $    1,400
         Textura Corp.+...............................    262      6,914
         VirnetX Holding Corp.+.......................    600      2,694
         Zendesk, Inc.+...............................    712     16,091
                                                              ----------
                                                                  41,227
                                                              ----------
       INTERNET CONNECTIVITY SERVICES -- 0.1%
         Boingo Wireless, Inc.+.......................    485      3,729
         Cogent Communications Holdings, Inc..........    611     23,646
         Internap Corp.+..............................    729      1,662
                                                              ----------
                                                                  29,037
                                                              ----------
       INTERNET CONTENT-ENTERTAINMENT -- 0.0%
         Global Eagle Entertainment, Inc.+............    615      4,926
         Limelight Networks, Inc.+....................    807      1,413
         Shutterstock, Inc.+..........................    260     10,665
                                                              ----------
                                                                  17,004
                                                              ----------
       INTERNET CONTENT-INFORMATION/NEWS -- 2.5%
         Autobytel, Inc.+............................. 17,970    298,302
         Bankrate, Inc.+..............................    884      8,080
         DHI Group, Inc.+............................. 15,504    110,233
         HealthStream, Inc.+..........................    334      7,555
         MaxPoint Interactive, Inc.+..................     23        181
         Reis, Inc.................................... 15,709    395,396
         Travelzoo, Inc.+.............................     91        694
         WebMD Health Corp.+..........................    500     31,370
         XO Group, Inc.+.............................. 16,633    293,739
                                                              ----------
                                                               1,145,550
                                                              ----------
       INTERNET INCUBATORS -- 0.0%
         ModusLink Global Solutions, Inc.+............    500        730
                                                              ----------
       INTERNET SECURITY -- 0.1%
         AVG Technologies NV+.........................    542     10,732
         Corindus Vascular Robotics, Inc.+............    298        313
         Rapid7, Inc.+................................    105      1,315
         VASCO Data Security International, Inc.+.....    389      6,741
         Zix Corp.+...................................    762      2,842
                                                              ----------
                                                                  21,943
                                                              ----------
       INTERNET TELEPHONE -- 1.1%
         8x8, Inc.+................................... 27,826    315,547
         RingCentral, Inc.+........................... 10,696    204,080
                                                              ----------
                                                                 519,627
                                                              ----------
       INVESTMENT COMPANIES -- 0.0%
         Acacia Research Corp.........................    676      3,258
         Real Industry, Inc.+.........................    325      2,873
         Tiptree Financial, Inc., Class A.............    397      2,196
                                                              ----------
                                                                   8,327
                                                              ----------
       INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 1.7%
         Altisource Asset Management Corp.+...........     11        184
         Altisource Portfolio Solutions SA+...........    187      5,851
         Ashford, Inc.+...............................     13        592
         Associated Capital Group, Inc.+..............     83      2,529
         Calamos Asset Management, Inc., Class A......    236      1,945
         Cohen & Steers, Inc..........................    268     10,524

                                                                   VALUE
                     SECURITY DESCRIPTION                  SHARES (NOTE 3)
      --------------------------------------------------------------------
      INVESTMENT MANAGEMENT/ADVISOR SERVICES (CONTINUED)
        Financial Engines, Inc............................    687 $ 22,128
        GAMCO Investors, Inc., Class A....................     83    3,284
        Janus Capital Group, Inc..........................  1,949   28,455
        Medley Management, Inc............................     78      510
        OM Asset Management PLC...........................    326    4,375
        Pzena Investment Management, Inc., Class A........ 32,354  293,127
        Silvercrest Asset Management Group, Inc., Class A. 28,213  367,898
        Virtus Investment Partners, Inc...................     90    7,040
        Westwood Holdings Group, Inc......................    102    5,870
        WisdomTree Investments, Inc.......................  1,514   16,488
        ZAIS Group Holdings, Inc.+........................     49      134
                                                                  --------
                                                                   770,934
                                                                  --------
      LASERS-SYSTEM/COMPONENTS -- 0.2%
        Applied Optoelectronics, Inc.+....................    197    2,206
        Coherent, Inc.+...................................    315   29,421
        II-VI, Inc.+......................................    695   14,505
        Newport Corp.+....................................    527   12,116
        Rofin-Sinar Technologies, Inc.+...................    373   12,007
                                                                  --------
                                                                    70,255
                                                                  --------
      LEISURE GAMES -- 0.0%
        Intrawest Resorts Holdings, Inc.+.................    238    2,056
                                                                  --------
      LEISURE PRODUCTS -- 0.0%
        Escalade, Inc.....................................    131    1,563
        Johnson Outdoors, Inc., Class A...................     66    1,592
        Marine Products Corp..............................    141    1,155
                                                                  --------
                                                                     4,310
                                                                  --------
      LIGHTING PRODUCTS & SYSTEMS -- 0.1%
        Universal Display Corp.+..........................    533   31,079
                                                                  --------
      LINEN SUPPLY & RELATED ITEMS -- 0.1%
        G&K Services, Inc., Class A.......................    265   18,722
        UniFirst Corp.....................................    196   21,243
                                                                  --------
                                                                    39,965
                                                                  --------
      MACHINE TOOLS & RELATED PRODUCTS -- 0.0%
        Milacron Holdings Corp.+..........................    194    3,323
                                                                  --------
      MACHINERY-CONSTRUCTION & MINING -- 0.0%
        Astec Industries, Inc.............................    250   12,100
        Hyster-Yale Materials Handling, Inc...............    125    7,656
                                                                  --------
                                                                    19,756
                                                                  --------
      MACHINERY-ELECTRICAL -- 0.0%
        Franklin Electric Co., Inc........................    631   19,933
                                                                  --------
      MACHINERY-FARMING -- 0.0%
        Alamo Group, Inc..................................    127    7,168
        Lindsay Corp......................................    156   11,928
                                                                  --------
                                                                    19,096
                                                                  --------
      MACHINERY-GENERAL INDUSTRIAL -- 0.8%
        Albany International Corp., Class A...............    375   15,109
        Altra Industrial Motion Corp......................    350   10,045
        Applied Industrial Technologies, Inc..............    533   24,427
        Chart Industries, Inc.+...........................    405   10,425
        DXP Enterprises, Inc.+............................    166    3,627
        Kadant, Inc.......................................  6,106  289,119
        Tennant Co........................................    243   12,979

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
           ---------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           MACHINERY-GENERAL INDUSTRIAL (CONTINUED)
             Twin Disc, Inc.........................    110 $  1,457
             Xerium Technologies, Inc.+.............    145      767
                                                            --------
                                                             367,955
                                                            --------
           MACHINERY-MATERIAL HANDLING -- 0.0%
             Columbus McKinnon Corp.................    266    4,392
                                                            --------
           MACHINERY-PUMPS -- 0.0%
             Gorman-Rupp Co.........................    252    7,129
             NN, Inc................................    353    5,309
                                                            --------
                                                              12,438
                                                            --------
           MARINE SERVICES -- 0.0%
             Great Lakes Dredge & Dock Corp.+.......    801    3,661
                                                            --------
           MEDICAL IMAGING SYSTEMS -- 0.7%
             Analogic Corp..........................    164   12,954
             Digirad Corp........................... 52,033  303,353
             EndoChoice Holdings, Inc.+.............     85      469
             iRadimed Corp.+........................     36      589
             Lantheus Holdings, Inc.+...............    163      336
                                                            --------
                                                             317,701
                                                            --------
           MEDICAL INFORMATION SYSTEMS -- 0.1%
             Computer Programs & Systems, Inc.......    149    7,648
             Everyday Health, Inc.+.................    286    1,659
             Medidata Solutions, Inc.+..............    723   31,545
             Press Ganey Holdings, Inc.+............    135    4,113
             Quality Systems, Inc...................    663    9,335
                                                            --------
                                                              54,300
                                                            --------
           MEDICAL INSTRUMENTS -- 0.8%
             Abaxis, Inc............................    298   13,505
             AngioDynamics, Inc.+...................    334    4,091
             AtriCure, Inc.+........................    375    5,962
             Cardiovascular Systems, Inc.+..........    420    5,872
             CONMED Corp............................    366   15,160
             CryoLife, Inc..........................    337    4,179
             Endologix, Inc.+.......................    894   10,022
             Entellus Medical, Inc.+................     70    1,018
             Integra LifeSciences Holdings Corp.+...    370   26,203
             Invuity, Inc.+.........................     62      422
             LivaNova PLC+..........................    581   30,636
             Natus Medical, Inc.+...................    437   13,927
             Navidea Biopharmaceuticals, Inc.+......  2,000    2,760
             NuVasive, Inc.+........................    641   33,935
             Spectranetics Corp.+...................    562    9,554
             SurModics, Inc.+.......................  9,868  198,544
             TransEnterix, Inc.+....................    460      690
             Vascular Solutions, Inc.+..............    229    8,004
                                                            --------
                                                             384,484
                                                            --------
           MEDICAL LABS & TESTING SERVICES -- 0.0%
             Invitae Corp.+.........................     96      916
             Natera, Inc.+..........................    132    1,296
             Teladoc, Inc.+.........................    124    1,507
                                                            --------
                                                               3,719
                                                            --------

                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 3)
             ------------------------------------------------------
             MEDICAL LASER SYSTEMS -- 0.2%
               Cutera, Inc.+.......................    192 $  2,239
               Cynosure, Inc., Class A+............    293   14,339
               IRIDEX Corp.+.......................  8,345   95,550
                                                           --------
                                                            112,128
                                                           --------
             MEDICAL PRODUCTS -- 1.2%
               ABIOMED, Inc.+......................    553   53,718
               Accuray, Inc.+......................  1,048    5,617
               Atrion Corp.........................     19    7,549
               Cantel Medical Corp.................    456   30,547
               Cerus Corp.+........................  1,266    7,925
               ConforMIS, Inc.+....................    136    1,685
               Exactech, Inc.+.....................    134    3,047
               Glaukos Corp.+......................     91    1,714
               Globus Medical, Inc., Class A+......    910   22,786
               Greatbatch, Inc.+...................    338   11,762
               Haemonetics Corp.+..................    685   22,215
               Halyard Health, Inc.+...............    616   17,347
               Hanger, Inc.+.......................    467    3,218
               Intersect ENT, Inc.+................    216    4,331
               Invacare Corp.......................    429    4,822
               InVivo Therapeutics Holdings Corp.+.    352    2,112
               K2M Group Holdings, Inc.+...........    233    3,789
               LDR Holding Corp.+..................    307    8,274
               LeMaitre Vascular, Inc..............    157    2,603
               Luminex Corp.+......................    570   11,457
               Medgenics, Inc.+....................    223    1,064
               MiMedx Group, Inc.+.................  1,442   10,858
               Misonix, Inc.+...................... 23,255  138,832
               NanoString Technologies, Inc.+......    168    2,675
               Nevro Corp.+........................    218   14,660
               Novocure, Ltd.+.....................    111    1,432
               Nuvectra Corp.+.....................    112      941
               NxStage Medical, Inc.+..............    839   13,525
               Orthofix International NV+..........    249   10,896
               Penumbra, Inc.+.....................     61    3,325
               Rockwell Medical, Inc.+.............    667    6,170
               SeaSpine Holdings Corp.+............    113    1,686
               Sientra, Inc.+......................     88      715
               T2 Biosystems, Inc.+................    119    1,091
               West Pharmaceutical Services, Inc...    945   67,284
               Wright Medical Group NV+............  1,182   22,198
               Zeltiq Aesthetics, Inc.+............    427   12,767
                                                           --------
                                                            536,637
                                                           --------
             MEDICAL-BIOMEDICAL/GENE -- 4.3%
               Abeona Therapeutics, Inc.+..........    136      370
               Acceleron Pharma, Inc.+.............    288    8,626
               Achillion Pharmaceuticals, Inc.+....  1,560   13,338
               Acorda Therapeutics, Inc.+..........    567   14,657
               Aduro Biotech, Inc.+................    109    1,412
               Advaxis, Inc.+......................    402    3,112
               Aegerion Pharmaceuticals, Inc.+.....    332      946
               Affimed NV+.........................    202      818
               Agenus, Inc.+.......................  1,013    3,566
               Alder Biopharmaceuticals, Inc.+.....    308    8,177
               AMAG Pharmaceuticals, Inc.+.........    453   12,014
               ANI Pharmaceuticals, Inc.+..........  5,203  236,580

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 3)
             ------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDICAL-BIOMEDICAL/GENE (CONTINUED)
               Applied Genetic Technologies Corp.+.    116 $  1,822
               Aratana Therapeutics, Inc.+.........    393    2,362
               Ardelyx, Inc.+......................    220    1,762
               Arena Pharmaceuticals, Inc.+........  3,213    5,526
               ARIAD Pharmaceuticals, Inc.+........  2,221   15,947
               Arrowhead Pharmaceuticals, Inc.+....    788    4,563
               Assembly Biosciences, Inc.+.........    190    1,140
               Asterias Biotherapeutics, Inc.+.....    138      592
               Atara Biotherapeutics, Inc.+........    221    3,980
               Avalanche Biotechnologies, Inc.+....    259    1,461
               Bellicum Pharmaceuticals, Inc.+.....    108    1,095
               BioCryst Pharmaceuticals, Inc.+.....    961    3,133
               BioTime, Inc.+......................    690    2,015
               Blueprint Medicines Corp.+..........    123    1,867
               Cambrex Corp.+......................    414   19,971
               Celldex Therapeutics, Inc.+.........  1,307    5,228
               Cellular Biomedicine Group, Inc.+...    130    2,245
               ChemoCentryx, Inc.+.................    370      888
               Coherus Biosciences, Inc.+..........    312    5,875
               Corium International, Inc.+.........    115      515
               CTI BioPharma Corp.+................  2,779    1,400
               Curis, Inc.+........................  1,476    2,952
               Cytokinetics, Inc.+.................    459    3,736
               CytomX Therapeutics, Inc.+..........    101    1,305
               CytRx Corp.+........................    739    2,409
               Dermira, Inc.+......................    204    5,159
               Dimension Therapeutics, Inc.+.......     75      533
               Dynavax Technologies Corp.+.........    481    7,893
               Edge Therapeutics, Inc.+............    111      914
               Emergent BioSolutions, Inc.+........  8,250  317,790
               Endocyte, Inc.+.....................    498    1,942
               Epizyme, Inc.+......................    385    4,012
               Esperion Therapeutics, Inc.+........    173    2,835
               Exact Sciences Corp.+...............  1,257    8,824
               Exelixis, Inc.+.....................  2,953   13,613
               Fibrocell Science, Inc.+............    326      900
               Five Prime Therapeutics, Inc.+......  3,732  177,606
               Foundation Medicine, Inc.+..........    157    2,504
               Galena Biopharma, Inc.+.............  2,146    2,962
               Genocea Biosciences, Inc.+..........    246    1,082
               Geron Corp.+........................  2,099    6,192
               Halozyme Therapeutics, Inc.+........  1,407   14,844
               Harvard Bioscience, Inc.+........... 86,808  257,820
               Idera Pharmaceuticals, Inc.+........  1,134    1,882
               ImmunoGen, Inc.+....................  1,143    7,830
               Immunomedics, Inc.+.................  1,279    4,540
               Infinity Pharmaceuticals, Inc.+.....    650    3,770
               Innoviva, Inc.......................  1,129   13,932
               Inovio Pharmaceuticals, Inc.+.......    952    9,977
               Insmed, Inc.+.......................    815    9,902
               Karyopharm Therapeutics, Inc.+......    306    2,846
               Kite Pharma, Inc.+..................    382   17,679
               Lexicon Pharmaceuticals, Inc.+......    551    7,609
               Ligand Pharmaceuticals, Inc.+.......    232   28,042
               Lion Biotechnologies, Inc.+.........    597    3,385
               Loxo Oncology, Inc.+................    103    2,374
               MacroGenics, Inc.+..................    413    8,491
               Medicines Co.+......................    879   31,284

                                                              VALUE
                    SECURITY DESCRIPTION             SHARES  (NOTE 3)
         -------------------------------------------------------------
         MEDICAL-BIOMEDICAL/GENE (CONTINUED)
           Merrimack Pharmaceuticals, Inc.+.........  1,460 $   10,337
           Momenta Pharmaceuticals, Inc.+...........    810      7,703
           Myriad Genetics, Inc.+...................    920     33,120
           NeoGenomics, Inc.+....................... 44,866    365,209
           NewLink Genetics Corp.+..................    275      4,458
           Nivalis Therapeutics, Inc.+..............     67        283
           Novavax, Inc.+...........................  3,557     18,639
           Omeros Corp.+............................    501      6,638
           Oncocyte Corp.+..........................     34        176
           OncoMed Pharmaceuticals, Inc.+...........    223      2,765
           Oncothyreon, Inc.+.......................  1,357      1,764
           Organovo Holdings, Inc.+.................  1,081      2,940
           Otonomy, Inc.+...........................    196      2,795
           OvaScience, Inc.+........................    311      2,606
           Pacific Biosciences of California, Inc.+.    803      7,749
           Paratek Pharmaceuticals, Inc.+...........    161      2,193
           PDL BioPharma, Inc.......................  2,178      8,211
           Peregrine Pharmaceuticals, Inc.+.........  2,499        885
           Pfenex, Inc.+............................    216      1,763
           Prothena Corp. PLC+......................    414     17,881
           PTC Therapeutics, Inc.+..................    448      3,324
           REGENXBIO, Inc.+.........................     96      1,000
           Repligen Corp.+..........................    435     11,588
           Retrophin, Inc.+.........................    463      6,380
           Rigel Pharmaceuticals, Inc.+.............  1,168      3,305
           RTI Surgical, Inc.+......................    761      3,036
           Sage Therapeutics, Inc.+.................    182      6,860
           Sangamo BioSciences, Inc.+...............    922      5,809
           Second Sight Medical Products, Inc.+.....    157        743
           Sequenom, Inc.+..........................  1,566      2,005
           Spark Therapeutics, Inc.+................    105      3,768
           Spectrum Pharmaceuticals, Inc.+..........    889      6,303
           Stemline Therapeutics, Inc.+.............    206      1,133
           Theravance Biopharma, Inc.+..............    337      6,993
           Tobira Therapeutics, Inc.+...............     31        244
           Tokai Pharmaceuticals, Inc.+.............    125        916
           Trovagene, Inc.+.........................    324      1,303
           Ultragenyx Pharmaceutical, Inc.+.........    504     34,081
           Veracyte, Inc.+..........................    178      1,032
           Verastem, Inc.+..........................    428        706
           Versartis, Inc.+.........................    298      2,700
           XBiotech, Inc.+..........................     52        663
           XOMA Corp.+..............................  1,209        990
           ZIOPHARM Oncology, Inc.+.................  1,522     11,963
                                                            ----------
                                                             1,993,333
                                                            ----------
         MEDICAL-DRUGS -- 2.3%
           ACADIA Pharmaceuticals, Inc.+............  1,045     33,753
           Aclaris Therapeutics, Inc.+..............     77      1,423
           Adamas Pharmaceuticals, Inc.+............    137      2,313
           Aerie Pharmaceuticals, Inc.+.............    272      4,314
           Agile Therapeutics, Inc.+................    137        793
           Aimmune Therapeutics, Inc.+..............    147      1,904
           Alimera Sciences, Inc.+..................    403        895
           Amicus Therapeutics, Inc.+...............  1,520     11,354
           Anacor Pharmaceuticals, Inc.+............    538     33,754
           Anthera Pharmaceuticals, Inc.+...........    475      1,757
           Aralez Pharmaceuticals, Inc.+............    384      1,501
           Array BioPharma, Inc.+...................  1,872      5,972

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
           ----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           MEDICAL-DRUGS (CONTINUED)
             BioSpecifics Technologies Corp.+........     65 $  2,311
             Carbylan Therapeutics, Inc.+............    162      119
             Catalyst Pharmaceuticals, Inc.+.........    998      679
             Cempra, Inc.+...........................    421    7,128
             Chiasma, Inc.+..........................     97      327
             Chimerix, Inc.+.........................    548    3,277
             Cidara Therapeutics, Inc.+..............     63      843
             Clovis Oncology, Inc.+..................    365    5,077
             Collegium Pharmaceutical, Inc.+.........     88    1,677
             Corcept Therapeutics, Inc.+.............    821    3,916
             Dicerna Pharmaceuticals, Inc.+..........    199      919
             Durata Therapeutics CVR+(1)(2)..........    228        0
             Durect Corp.+...........................  1,491    1,998
             Eagle Pharmaceuticals, Inc.+............    114    4,316
             Enanta Pharmaceuticals, Inc.+...........    211    6,161
             FibroGen, Inc.+.........................    634   11,412
             Foamix Pharmaceuticals, Ltd.+...........    299    1,887
             Global Blood Therapeutics, Inc.+........     91    1,835
             Ignyta, Inc.+...........................    242    1,675
             Immune Design Corp.+....................    149    2,032
             Insys Therapeutics, Inc.+...............    312    4,521
             Intra-Cellular Therapies, Inc.+.........    350   12,012
             Ironwood Pharmaceuticals, Inc.+.........  1,671   17,462
             Keryx Biopharmaceuticals, Inc.+.........  1,374    7,475
             Lannett Co., Inc.+......................    351    6,732
             MyoKardia, Inc.+........................     84      961
             NantKwest, Inc.+........................     87      721
             Neos Therapeutics, Inc.+................     72      653
             Ocular Therapeutix, Inc.+...............    172    2,112
             Ophthotech Corp.+.......................    314   14,676
             Orexigen Therapeutics, Inc.+............  1,357      607
             Pacira Pharmaceuticals, Inc.+...........    483   26,135
             Pernix Therapeutics Holdings, Inc.+.....    577      433
             PharMerica Corp.+.......................    403    9,527
             PRA Health Sciences, Inc.+..............    262   12,432
             Prestige Brands Holdings, Inc.+.........    693   39,349
             Progenics Pharmaceuticals, Inc.+........ 49,318  261,879
             Radius Health, Inc.+....................    433   15,415
             Raptor Pharmaceutical Corp.+............  1,067    5,239
             Regulus Therapeutics, Inc.+.............    374    2,184
             Relypsa, Inc.+..........................    432    7,819
             Sagent Pharmaceuticals, Inc.+...........    293    3,411
             SciClone Pharmaceuticals, Inc.+.........    657    8,672
             Sorrento Therapeutics, Inc.+............    375    2,572
             Sucampo Pharmaceuticals, Inc., Class A+.  7,855   84,677
             Supernus Pharmaceuticals, Inc.+......... 16,456  282,385
             Synergy Pharmaceuticals, Inc.+..........  1,327    4,167
             Synta Pharmaceuticals Corp.+............  1,205      482
             TESARO, Inc.+...........................    308   12,764
             Tetraphase Pharmaceuticals, Inc.+.......    479    2,682
             TG Therapeutics, Inc.+..................    468    4,263
             TherapeuticsMD, Inc.+...................  1,687   13,918
             Trevena, Inc.+..........................    418    3,256
             Vanda Pharmaceuticals, Inc.+............    554    4,931
             VIVUS, Inc.+............................  1,377    2,272
             vTv Therapeutics, Inc., Class A+........     81      510
             XenoPort, Inc.+.........................    779    3,428
             Zogenix, Inc.+..........................    323    3,311

                                                               VALUE
                    SECURITY DESCRIPTION              SHARES  (NOTE 3)
         --------------------------------------------------------------
         MEDICAL-DRUGS (CONTINUED)
           Zynerba Pharmaceuticals, Inc.+............    46  $      375
                                                             ----------
                                                              1,043,742
                                                             ----------
         MEDICAL-GENERIC DRUGS -- 0.1%
           Amphastar Pharmaceuticals, Inc.+..........   421       5,178
           Impax Laboratories, Inc.+.................   939      31,316
           Teligent, Inc.+...........................   549       3,030
                                                             ----------
                                                                 39,524
                                                             ----------
         MEDICAL-HMO -- 0.3%
           Magellan Health, Inc.+....................   326      22,970
           Molina Healthcare, Inc.+..................   514      26,604
           Triple-S Management Corp., Class B+.......   319       8,307
           Universal American Corp...................   661       4,918
           WellCare Health Plans, Inc.+..............   583      52,464
                                                             ----------
                                                                115,263
                                                             ----------
         MEDICAL-HOSPITALS -- 0.1%
           Adeptus Health, Inc., Class A+............    81       5,518
           Select Medical Holdings Corp.+............ 1,392      18,625
           Surgery Partners, Inc.+...................   204       3,323
                                                             ----------
                                                                 27,466
                                                             ----------
         MEDICAL-NURSING HOMES -- 0.1%
           Ensign Group, Inc.........................   674      15,206
           Genesis Healthcare, Inc.+.................   485       1,222
           Kindred Healthcare, Inc................... 1,107      16,339
           National HealthCare Corp..................   133       8,572
                                                             ----------
                                                                 41,339
                                                             ----------
         MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.0%
           Addus HomeCare Corp.+.....................    84       1,554
           Air Methods Corp.+........................   520      19,230
           Almost Family, Inc.+......................    95       3,991
           Amedisys, Inc.+...........................   373      19,206
           Amsurg Corp.+.............................   707      57,253
           Chemed Corp...............................   226      29,330
           Civitas Solutions, Inc.+..................   155       3,106
           LHC Group, Inc.+..........................   172       6,939
           Nobilis Health Corp.+.....................   423       1,785
           Providence Service Corp.+................. 6,210     309,506
                                                             ----------
                                                                451,900
                                                             ----------
         MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.1%
           Owens & Minor, Inc........................   837      30,458
                                                             ----------
         METAL PROCESSORS & FABRICATION -- 0.3%
           CIRCOR International, Inc.................   227      12,814
           Global Brass & Copper Holdings, Inc.......   285       7,724
           Haynes International, Inc.................   164       6,155
           LB Foster Co., Class A....................   137       2,696
           Mueller Industries, Inc...................   756      23,859
           RBC Bearings, Inc.+.......................   310      22,723
           Rexnord Corp.+............................ 1,351      29,452
           Sun Hydraulics Corp.......................   301      10,649
                                                             ----------
                                                                116,072
                                                             ----------
         METAL PRODUCTS-DISTRIBUTION -- 0.0%
           Lawson Products, Inc.+....................    77       1,509
           Olympic Steel, Inc........................   120       2,714
                                                             ----------
                                                                  4,223
                                                             ----------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                               VALUE
                    SECURITY DESCRIPTION              SHARES  (NOTE 3)
         -------------------------------------------------------------
         COMMON STOCKS (CONTINUED)
         METAL-ALUMINUM -- 0.1%
           Century Aluminum Co.+.....................     653 $  5,760
           Kaiser Aluminum Corp......................     227   21,526
                                                              --------
                                                                27,286
                                                              --------
         METAL-DIVERSIFIED -- 0.0%
           Ferroglobe PLC............................     862    8,784
                                                              --------
         METAL-IRON -- 0.0%
           Cliffs Natural Resources, Inc.+...........   2,034   10,719
                                                              --------
         MISCELLANEOUS MANUFACTURING -- 0.1%
           American Railcar Industries, Inc..........     114    4,675
           FreightCar America, Inc...................     162    2,778
           Hillenbrand, Inc..........................     835   25,309
           John Bean Technologies Corp...............     387   20,178
           TriMas Corp.+.............................     600   10,860
                                                              --------
                                                                63,800
                                                              --------
         MOTION PICTURES & SERVICES -- 0.1%
           DreamWorks Animation SKG, Inc., Class A+..   1,008   40,239
           Eros International PLC+...................     374    5,004
                                                              --------
                                                                45,243
                                                              --------
         MRI/MEDICAL DIAGNOSTIC IMAGING -- 0.0%
           Alliance HealthCare Services, Inc.+.......      66      474
           RadNet, Inc.+.............................     456    2,303
           Surgical Care Affiliates, Inc.+...........     285   13,780
                                                              --------
                                                                16,557
                                                              --------
         MULTIMEDIA -- 0.1%
           E.W. Scripps Co., Class A+................     784   11,901
           Entravision Communications Corp., Class A.     845    6,718
           Media General, Inc.+......................   1,272   22,044
           Meredith Corp.............................     486   24,936
                                                              --------
                                                                65,599
                                                              --------
         NETWORKING PRODUCTS -- 1.8%
           A10 Networks, Inc.+.......................     449    2,681
           Anixter International, Inc.+..............     379   23,612
           Black Box Corp............................     203    2,968
           Calix, Inc.+..............................     589    4,082
           Extreme Networks, Inc.+................... 105,061  368,764
           Gigamon, Inc.+............................   9,373  305,466
           Infinera Corp.+...........................   1,720   20,451
           Infoblox, Inc.+...........................     751   12,564
           Ixia+.....................................     804    8,137
           LogMeIn, Inc.+............................     327   19,522
           NeoPhotonics Corp.+.......................     369    4,424
           NETGEAR, Inc.+............................     421   17,850
           Polycom, Inc.+............................   1,792   21,414
           Ruckus Wireless, Inc.+....................     999   13,726
                                                              --------
                                                               825,661
                                                              --------
         NON-FERROUS METALS -- 0.0%
           Energy Fuels, Inc.+.......................     579    1,361
           Materion Corp.............................     267    7,740
           Uranium Energy Corp.+.....................   1,220      989
                                                              --------
                                                                10,090
                                                              --------
         NON-HAZARDOUS WASTE DISPOSAL -- 0.7%
           Casella Waste Systems, Inc., Class A+.....  46,047  329,697
                                                              --------

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
        ---------------------------------------------------------------
        OFFICE AUTOMATION & EQUIPMENT -- 0.0%
          Eastman Kodak Co.+...........................   232  $  2,742
                                                               --------
        OFFICE FURNISHINGS-ORIGINAL -- 0.2%
          Herman Miller, Inc...........................   790    23,834
          HNI Corp.....................................   590    25,795
          Interface, Inc...............................   877    14,927
          Kimball International, Inc., Class B.........   456     5,308
          Knoll, Inc...................................   647    15,107
          Steelcase, Inc., Class A..................... 1,104    16,847
                                                               --------
                                                                101,818
                                                               --------
        OFFICE SUPPLIES & FORMS -- 0.0%
          ACCO Brands Corp.+........................... 1,458    13,909
                                                               --------
        OIL & GAS DRILLING -- 0.0%
          Atwood Oceanics, Inc.........................   857     8,279
          North Atlantic Drilling, Ltd.+...............    94       355
          Parker Drilling Co.+......................... 1,622     4,963
                                                               --------
                                                                 13,597
                                                               --------
        OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.5%
          Abraxas Petroleum Corp.+..................... 1,247     1,895
          Approach Resources, Inc.+....................   479     1,404
          Bill Barrett Corp.+..........................   664     5,285
          Bonanza Creek Energy, Inc....................   658     2,553
          Callon Petroleum Co.+........................ 1,051    11,046
          Carrizo Oil & Gas, Inc.+.....................   765    27,058
          Clayton Williams Energy, Inc.+...............    78     1,414
          Contango Oil & Gas Co.+......................   231     2,906
          Earthstone Energy, Inc.+.....................    16       221
          Eclipse Resources Corp.+.....................   637     1,548
          Erin Energy Corp.+...........................   183       366
          Evolution Petroleum Corp.....................   326     1,806
          EXCO Resources, Inc.+........................ 2,095     3,184
          Fairmount Santrol Holdings, Inc.+............   848     3,392
          Gastar Exploration, Inc.+.................... 1,076     2,141
          Halcon Resources Corp.+......................   975     1,190
          Isramco, Inc.+...............................    11     1,025
          Jones Energy, Inc., Class A+.................   383     1,838
          Matador Resources Co.+.......................   971    20,925
          Northern Oil and Gas, Inc.+..................   817     4,461
          Oasis Petroleum, Inc.+....................... 1,847    17,897
          Panhandle Oil and Gas, Inc., Class A.........   219     4,137
          Parsley Energy, Inc., Class A+............... 1,205    28,221
          PDC Energy, Inc.+............................   531    33,342
          Penn Virginia Corp.+.........................   950       143
          Rex Energy Corp.+............................   637       643
          Ring Energy, Inc.+...........................   275     1,980
          RSP Permian, Inc.+...........................   856    26,202
          Sanchez Energy Corp.+........................   699     6,284
          Seventy Seven Energy, Inc.+..................   746       142
          Stone Energy Corp.+..........................   759       744
          Synergy Resources Corp.+..................... 1,381     9,971
          TransAtlantic Petroleum, Ltd.+...............   342       373
          Triangle Petroleum Corp.+....................   617       277
          Ultra Petroleum Corp......................... 2,033       635
          Unit Corp.+..................................   669     8,470
          W&T Offshore, Inc.+..........................   463     1,116
                                                               --------
                                                                236,235
                                                               --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
           ---------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           OIL FIELD MACHINERY & EQUIPMENT -- 0.1%
             Exterran Corp.+........................   459  $  7,023
             Flotek Industries, Inc.+...............   709     6,700
             Forum Energy Technologies, Inc.+.......   787    13,174
             Natural Gas Services Group, Inc.+......   168     3,862
             Thermon Group Holdings, Inc.+..........   425     7,965
                                                            --------
                                                              38,724
                                                            --------
           OIL REFINING & MARKETING -- 0.1%
             Adams Resources & Energy, Inc..........    27     1,087
             Alon USA Energy, Inc...................   413     4,336
             Delek US Holdings, Inc.................   761    12,092
             Par Pacific Holdings, Inc.+............   212     4,051
             Trecora Resources+.....................   268     3,069
             Western Refining, Inc..................   931    24,914
                                                            --------
                                                              49,549
                                                            --------
           OIL-FIELD SERVICES -- 0.3%
             Archrock, Inc..........................   920     9,062
             Basic Energy Services, Inc.+...........   564     1,805
             Bristow Group, Inc.....................   461    10,566
             C&J Energy Services, Ltd.+.............   748     1,085
             CARBO Ceramics, Inc....................   260     3,861
             Era Group, Inc.+.......................   273     2,602
             Gulfmark Offshore, Inc., Class A+......   340     2,305
             Helix Energy Solutions Group, Inc.+.... 1,405    12,125
             Independence Contract Drilling, Inc.+..   219       872
             Key Energy Services, Inc.+............. 1,765       933
             Matrix Service Co.+....................   354     6,669
             McDermott International, Inc.+......... 3,166    14,374
             MRC Global, Inc.+...................... 1,366    19,097
             Newpark Resources, Inc.+............... 1,116     5,212
             Oil States International, Inc.+........   684    23,694
             PHI, Inc.+.............................   165     3,699
             Pioneer Energy Services Corp.+.........   854     2,656
             SEACOR Holdings, Inc.+.................   241    14,163
             Tesco Corp.............................   516     4,881
             TETRA Technologies, Inc.+.............. 1,056     7,603
                                                            --------
                                                             147,264
                                                            --------
           OPTICAL RECOGNITION EQUIPMENT -- 0.0%
             Digimarc Corp.+........................   101     3,015
                                                            --------
           OPTICAL SUPPLIES -- 0.0%
             STAAR Surgical Co.+....................   515     3,971
                                                            --------
           PAPER & RELATED PRODUCTS -- 1.3%
             Clearwater Paper Corp.+................   232    13,860
             Neenah Paper, Inc...................... 4,299   279,822
             Orchids Paper Products Co.............. 8,699   266,798
             P.H. Glatfelter Co.....................   573    13,139
             Schweitzer-Mauduit International, Inc..   404    13,893
                                                            --------
                                                             587,512
                                                            --------
           PATIENT MONITORING EQUIPMENT -- 0.1%
             Insulet Corp.+.........................   752    25,041
             Masimo Corp.+..........................   579    25,100
                                                            --------
                                                              50,141
                                                            --------
           PHARMACY SERVICES -- 0.0%
             BioScrip, Inc.+........................   911     2,405

                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
        ----------------------------------------------------------------
        PHARMACY SERVICES (CONTINUED)
          Diplomat Pharmacy, Inc.+......................   479  $ 14,509
          Vitae Pharmaceuticals, Inc.+..................   175     1,258
                                                                --------
                                                                  18,172
                                                                --------
        PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.6%
          AAC Holdings, Inc.+...........................   105     2,162
          HealthSouth Corp.............................. 1,199    49,711
          U.S. Physical Therapy, Inc.................... 4,355   217,140
                                                                --------
                                                                 269,013
                                                                --------
        PHYSICIANS PRACTICE MANAGEMENT -- 0.0%
          Healthways, Inc.+.............................   411     4,788
                                                                --------
        PIPELINES -- 0.0%
          SemGroup Corp., Class A.......................   581    17,813
                                                                --------
        PLATINUM -- 0.0%
          Stillwater Mining Co.+........................ 1,601    19,532
                                                                --------
        POLLUTION CONTROL -- 0.0%
          CECO Environmental Corp.......................   376     2,482
                                                                --------
        POULTRY -- 0.1%
          Sanderson Farms, Inc..........................   296    27,155
                                                                --------
        POWER CONVERTER/SUPPLY EQUIPMENT -- 0.1%
          Advanced Energy Industries, Inc.+.............   541    17,501
          Generac Holdings, Inc.+.......................   917    34,956
          Powell Industries, Inc........................   120     3,734
          PowerSecure International, Inc.+..............   297     5,560
          Vicor Corp.+..................................   218     2,091
                                                                --------
                                                                  63,842
                                                                --------
        PRECIOUS METALS -- 0.0%
          Coeur Mining, Inc.+........................... 1,804    14,612
                                                                --------
        PRINTING-COMMERCIAL -- 0.2%
          ARC Document Solutions, Inc.+.................   540     2,225
          Cimpress NV+..................................   429    37,696
          Deluxe Corp...................................   653    40,995
          Ennis, Inc....................................   342     6,683
          Multi-Color Corp..............................   166     9,932
          Quad/Graphics, Inc............................   380     4,769
                                                                --------
                                                                 102,300
                                                                --------
        PRIVATE EQUITY -- 0.0%
          Fifth Street Asset Management, Inc............    77       275
                                                                --------
        PROPERTY TRUST -- 0.1%
          Xenia Hotels & Resorts, Inc................... 1,482    22,793
                                                                --------
        PROTECTION/SAFETY -- 0.5%
          Landauer, Inc................................. 6,509   226,123
                                                                --------
        PUBLISHING-BOOKS -- 0.1%
          Houghton Mifflin Harcourt Co.+................ 1,792    36,754
          Scholastic Corp...............................   353    12,842
                                                                --------
                                                                  49,596
                                                                --------
        PUBLISHING-NEWSPAPERS -- 0.1%
          Daily Journal Corp.+..........................    13     2,553
          New York Times Co., Class A................... 1,824    23,384
          Tribune Publishing Co.........................   348     3,943
                                                                --------
                                                                  29,880
                                                                --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
         --------------------------------------------------------------
         COMMON STOCKS (CONTINUED)
         PUBLISHING-PERIODICALS -- 0.1%
           Time, Inc................................... 1,453  $21,359
                                                               -------
         RACETRACKS -- 0.1%
           Churchill Downs, Inc........................   167   22,408
           Empire Resorts, Inc.+.......................    40      665
           International Speedway Corp., Class A.......   369   12,358
           Penn National Gaming, Inc.+................. 1,059   17,082
           Speedway Motorsports, Inc...................   155    2,715
                                                               -------
                                                                55,228
                                                               -------
         RADIO -- 0.0%
           Cumulus Media, Inc., Class A+............... 1,892      703
           Entercom Communications Corp., Class A+.....   336    3,810
           Saga Communications, Inc., Class A..........    47    1,976
           Townsquare Media, Inc.+.....................    90      958
                                                               -------
                                                                 7,447
                                                               -------
         REAL ESTATE INVESTMENT TRUSTS -- 4.5%
           Acadia Realty Trust.........................   912   30,734
           AG Mtg. Investment Trust, Inc...............   376    5,035
           Agree Realty Corp...........................   263   10,199
           Alexander's, Inc............................    26    9,949
           Altisource Residential Corp.................   759    8,820
           American Assets Trust, Inc..................   493   19,557
           American Capital Mortgage Investment Corp...   678   10,055
           American Homes 4 Rent, Class A..............   483    7,641
           Anworth Mtg. Asset Corp..................... 1,391    6,566
           Apollo Commercial Real Estate Finance, Inc..   775   12,346
           Apollo Residential Mortgage, Inc............   425    5,763
           Ares Commercial Real Estate Corp............   359    4,308
           Armada Hoffler Properties, Inc..............   337    3,943
           ARMOUR Residential REIT, Inc................   524   11,151
           Ashford Hospitality Prime, Inc..............   361    4,040
           Ashford Hospitality Trust, Inc.............. 1,106    6,183
           Bluerock Residential Growth REIT, Inc.......   249    2,724
           Capstead Mtg. Corp.......................... 1,272   12,364
           CareTrust REIT, Inc.........................   625    7,950
           CatchMark Timber Trust, Inc., Class A.......   524    5,560
           Cedar Realty Trust, Inc..................... 1,128    7,806
           Chatham Lodging Trust.......................   507   10,804
           Chesapeake Lodging Trust....................   790   19,458
           Colony Capital, Inc......................... 1,482   26,202
           Colony Starwood Homes.......................   506   12,331
           CorEnergy Infrastructure Trust, Inc.........   123    2,619
           CoreSite Realty Corp........................   323   24,202
           Cousins Properties, Inc..................... 2,874   29,746
           CubeSmart................................... 2,181   64,579
           CyrusOne, Inc...............................   864   38,128
           CYS Investments, Inc........................ 2,099   17,023
           DCT Industrial Trust, Inc................... 1,166   47,071
           DiamondRock Hospitality Co.................. 2,664   23,736
           DuPont Fabros Technology, Inc...............   838   33,369
           Dynex Capital, Inc..........................   631    4,102
           Easterly Government Properties, Inc.........   181    3,339
           EastGroup Properties, Inc...................   428   25,573
           Education Realty Trust, Inc.................   732   29,112
           EPR Properties..............................   749   49,344
           Equity One, Inc.............................   973   27,536
           FelCor Lodging Trust, Inc................... 1,901   13,611

                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
       -----------------------------------------------------------------
       REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
         First Industrial Realty Trust, Inc............. 1,445  $33,148
         First Potomac Realty Trust.....................   779    6,551
         Franklin Street Properties Corp................ 1,194   12,680
         Gaming and Leisure Properties, Inc.............   682   22,353
         GEO Group, Inc.................................   974   31,197
         Getty Realty Corp..............................   339    6,672
         Gladstone Commercial Corp......................   275    4,628
         Government Properties Income Trust.............   933   17,652
         Gramercy Property Trust........................ 5,494   46,534
         Great Ajax Corp................................    57      776
         Hannon Armstrong Sustainable Infrastructure
          Capital, Inc..................................   498    9,661
         Hatteras Financial Corp........................ 1,285   20,419
         Healthcare Realty Trust, Inc................... 1,332   40,333
         Hersha Hospitality Trust.......................   599   11,555
         Highwoods Properties, Inc...................... 1,235   57,712
         Hudson Pacific Properties, Inc.................   987   28,870
         Independence Realty Trust, Inc.................   427    3,062
         InfraREIT, Inc.................................   290    4,808
         Invesco Mtg. Capital, Inc...................... 1,634   20,997
         Investors Real Estate Trust.................... 1,627    9,795
         iStar, Inc.+................................... 1,135   11,123
         Kite Realty Group Trust........................ 1,108   30,171
         Ladder Capital Corp., Class A..................   592    7,051
         LaSalle Hotel Properties....................... 1,480   35,372
         Lexington Realty Trust......................... 2,727   23,943
         LTC Properties, Inc............................   471   21,850
         Mack-Cali Realty Corp.......................... 1,182   30,212
         Medical Properties Trust, Inc.................. 3,049   40,582
         Monmouth Real Estate Investment Corp...........   786    9,039
         Monogram Residential Trust, Inc................ 2,210   22,387
         National Health Investors, Inc.................   498   33,909
         National Storage Affiliates Trust..............   303    5,915
         New Residential Investment Corp................ 3,010   36,421
         New Senior Investment Group, Inc............... 1,132   12,226
         New York Mortgage Trust, Inc................... 1,451    7,545
         New York REIT, Inc............................. 2,156   21,193
         NexPoint Residential Trust, Inc................   254    3,571
         One Liberty Properties, Inc....................   165    3,864
         Orchid Island Capital, Inc.....................   242    2,343
         Parkway Properties, Inc........................ 1,123   18,473
         Pebblebrook Hotel Trust........................   935   25,843
         Pennsylvania Real Estate Investment Trust......   917   21,036
         PennyMac Mortgage Investment Trust.............   989   13,441
         Physicians Realty Trust........................ 1,130   20,487
         Potlatch Corp..................................   539   18,984
         Preferred Apartment Communities, Inc., Class A.   294    3,628
         PS Business Parks, Inc.........................   258   24,706
         QTS Realty Trust, Inc., Class A................   363   17,576
         RAIT Financial Trust........................... 1,100    3,344
         Ramco-Gershenson Properties Trust.............. 1,050   18,595
         Redwood Trust, Inc............................. 1,118   14,489
         Resource Capital Corp..........................   445    5,287
         Retail Opportunity Investments Corp............ 1,247   24,528
         Rexford Industrial Realty, Inc.................   734   13,777
         RLJ Lodging Trust.............................. 1,733   36,514
         Rouse Properties, Inc..........................   485    8,958
         Ryman Hospitality Properties, Inc..............   577   29,733
         Sabra Health Care REIT, Inc....................   849   17,905

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                               VALUE
                    SECURITY DESCRIPTION              SHARES  (NOTE 3)
        ---------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
          Saul Centers, Inc..........................   128  $    6,807
          Select Income REIT.........................   831      19,238
          Silver Bay Realty Trust Corp...............   482       7,037
          Sovran Self Storage, Inc...................   471      50,030
          STAG Industrial, Inc.......................   864      17,245
          STORE Capital Corp.........................   513      13,169
          Summit Hotel Properties, Inc............... 1,158      13,201
          Sun Communities, Inc.......................   658      44,658
          Sunstone Hotel Investors, Inc.............. 2,855      36,573
          Terreno Realty Corp........................   570      12,979
          UMH Properties, Inc........................   295       2,891
          United Development Funding IV(1)(2)........   406           0
          Universal Health Realty Income Trust.......   165       9,009
          Urban Edge Properties...................... 1,178      30,557
          Urstadt Biddle Properties, Inc., Class A...   368       7,566
          Washington Real Estate Investment Trust....   904      25,918
          Western Asset Mortgage Capital Corp........   555       5,533
          Whitestone REIT............................   308       4,136
                                                             ----------
                                                              2,086,550
                                                             ----------
        REAL ESTATE MANAGEMENT/SERVICES -- 0.1%
          HFF, Inc., Class A.........................   501      15,947
          Kennedy-Wilson Holdings, Inc............... 1,232      26,624
          Marcus & Millichap, Inc.+..................   180       4,514
          RE/MAX Holdings, Inc., Class A.............   156       5,741
                                                             ----------
                                                                 52,826
                                                             ----------
        REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.1%
          Alexander & Baldwin, Inc...................   648      24,779
          BBX Capital Corp., Class A+................    35         540
          Consolidated-Tomoka Land Co................    57       2,810
          Forestar Group, Inc.+......................   446       6,021
          FRP Holdings, Inc.+........................    91       3,320
          RMR Group, Inc., Class A...................    93       2,318
          St. Joe Co.+...............................   723      12,182
                                                             ----------
                                                                 51,970
                                                             ----------
        RECREATIONAL CENTERS -- 0.0%
          ClubCorp Holdings, Inc.....................   582       7,770
          Planet Fitness, Inc., Class A+.............   200       3,072
                                                             ----------
                                                                 10,842
                                                             ----------
        RECREATIONAL VEHICLES -- 0.0%
          Arctic Cat, Inc............................   171       2,844
          Malibu Boats, Inc., Class A+...............   236       4,154
          MCBC Holdings, Inc.+.......................    87       1,167
                                                             ----------
                                                                  8,165
                                                             ----------
        RECYCLING -- 0.0%
          Fenix Parts, Inc.+.........................   182         917
                                                             ----------
        RENTAL AUTO/EQUIPMENT -- 0.1%
          Electro Rent Corp..........................   220       2,202
          McGrath RentCorp...........................   309       7,534
          Neff Corp.+................................   138       1,180
          Rent-A-Center, Inc.........................   703      10,334
                                                             ----------
                                                                 21,250
                                                             ----------
        RESEARCH & DEVELOPMENT -- 0.1%
          Albany Molecular Research, Inc.+...........   330       4,967

                                                           VALUE
                     SECURITY DESCRIPTION          SHARES (NOTE 3)
             -----------------------------------------------------
             RESEARCH & DEVELOPMENT (CONTINUED)
               INC Research Holdings, Inc.+.......   171  $  8,230
               PAREXEL International Corp.+.......   721    44,053
                                                          --------
                                                            57,250
                                                          --------
             RESORTS/THEME PARKS -- 0.2%
               Marriott Vacations Worldwide Corp..   342    21,423
               SeaWorld Entertainment, Inc........   907    18,076
               Vail Resorts, Inc..................   476    61,709
                                                          --------
                                                           101,208
                                                          --------
             RESPIRATORY PRODUCTS -- 0.0%
               Inogen, Inc.+......................   209    10,212
                                                          --------
             RETAIL-APPAREL/SHOE -- 0.7%
               Abercrombie & Fitch Co., Class A...   922    24,645
               American Eagle Outfitters, Inc..... 2,559    36,619
               Ascena Retail Group, Inc.+......... 2,277    20,060
               bebe stores, Inc.+.................   378       213
               Boot Barn Holdings, Inc.+..........   157     1,288
               Buckle, Inc........................   375    10,853
               Burlington Stores, Inc.+...........   987    56,229
               Caleres, Inc.......................   580    14,622
               Cato Corp., Class A................   348    12,733
               Chico's FAS, Inc................... 1,902    23,984
               Children's Place, Inc..............   273    21,270
               Christopher & Banks Corp.+.........   493     1,282
               Destination XL Group, Inc.+........   476     2,556
               Duluth Holdings, Inc.+.............    89     2,117
               Express, Inc.+..................... 1,121    20,380
               Finish Line, Inc., Class A.........   611    12,067
               Francesca's Holdings Corp.+........   561     9,313
               Genesco, Inc.+.....................   318    21,999
               Guess?, Inc........................   821    15,065
               Shoe Carnival, Inc.................   197     5,049
               Stein Mart, Inc....................   389     2,816
               Tailored Brands, Inc...............   640    11,149
               Tilly's, Inc., Class A+............   148       931
               Vera Bradley, Inc.+................   281     4,929
               Winmark Corp.......................    28     2,666
                                                          --------
                                                           334,835
                                                          --------
             RETAIL-APPLIANCES -- 0.0%
               Conn's, Inc.+......................   317     4,356
                                                          --------
             RETAIL-AUTOMOBILE -- 0.2%
               America's Car-Mart, Inc.+..........   113     3,002
               Asbury Automotive Group, Inc.+.....   332    20,126
               Group 1 Automotive, Inc............   309    20,345
               Lithia Motors, Inc., Class A.......   301    24,989
               Rush Enterprises, Inc., Class A+...   469     9,235
               Sonic Automotive, Inc., Class A....   436     8,179
                                                          --------
                                                            85,876
                                                          --------
             RETAIL-BEDDING -- 0.0%
               Mattress Firm Holding Corp.+.......   271    10,574
                                                          --------
             RETAIL-BOOKSTORES -- 0.0%
               Barnes & Noble Education, Inc.+....   424     3,969
               Barnes & Noble, Inc................   672     7,896
                                                          --------
                                                            11,865
                                                          --------
             RETAIL-BUILDING PRODUCTS -- 0.0%
               BMC Stock Holdings, Inc.+..........   493     8,652

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
           ----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           RETAIL-BUILDING PRODUCTS (CONTINUED)
             Lumber Liquidators Holdings, Inc.+......   359  $ 5,353
             Tile Shop Holdings, Inc.+...............   359    6,404
                                                             -------
                                                              20,409
                                                             -------
           RETAIL-COMPUTER EQUIPMENT -- 0.0%
             PC Connection, Inc......................   141    3,352
                                                             -------
           RETAIL-CONVENIENCE STORE -- 0.1%
             Casey's General Stores, Inc.............   507   56,784
                                                             -------
           RETAIL-DISCOUNT -- 0.2%
             Big Lots, Inc...........................   648   29,717
             Citi Trends, Inc........................   205    3,682
             Fred's, Inc., Class A...................   493    7,232
             HSN, Inc................................   431   22,856
             Ollie's Bargain Outlet Holdings, Inc.+..   134    3,544
             Tuesday Morning Corp.+..................   583    5,061
                                                             -------
                                                              72,092
                                                             -------
           RETAIL-HAIR SALONS -- 0.0%
             Regis Corp.+............................   468    6,398
                                                             -------
           RETAIL-HOME FURNISHINGS -- 0.1%
             Haverty Furniture Cos., Inc.............   270    5,041
             Kirkland's, Inc.........................   229    3,760
             Pier 1 Imports, Inc..................... 1,196    8,241
             Restoration Hardware Holdings, Inc......   437   18,909
                                                             -------
                                                              35,951
                                                             -------
           RETAIL-JEWELRY -- 0.0%
             Movado Group, Inc.......................   212    5,981
                                                             -------
           RETAIL-LEISURE PRODUCTS -- 0.0%
             MarineMax, Inc.+........................   337    6,406
             Party City Holdco, Inc.+................   333    4,772
             West Marine, Inc.+......................   237    2,375
                                                             -------
                                                              13,553
                                                             -------
           RETAIL-MISC./DIVERSIFIED -- 0.1%
             Container Store Group, Inc.+............   209    1,484
             Five Below, Inc.+.......................   722   30,107
             PriceSmart, Inc.........................   257   22,241
                                                             -------
                                                              53,832
                                                             -------
           RETAIL-PAWN SHOPS -- 0.1%
             Cash America International, Inc.........   333   12,308
             EZCORP, Inc., Class A+..................   686    3,396
             First Cash Financial Services, Inc......   373   17,057
                                                             -------
                                                              32,761
                                                             -------
           RETAIL-PET FOOD & SUPPLIES -- 0.0%
             Freshpet, Inc.+.........................   275    2,277
             PetMed Express, Inc.....................   268    4,904
                                                             -------
                                                               7,181
                                                             -------
           RETAIL-REGIONAL DEPARTMENT STORES -- 0.0%
             Stage Stores, Inc.......................   423    3,113
                                                             -------
           RETAIL-RESTAURANTS -- 1.9%
             Biglari Holdings, Inc.+.................    22    8,227
             BJ's Restaurants, Inc.+.................   285   12,711
             Bloomin' Brands, Inc.................... 1,645   30,761

                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
        ----------------------------------------------------------------
        RETAIL-RESTAURANTS (CONTINUED)
          Bob Evans Farms, Inc..........................    270 $ 12,296
          Bojangles', Inc.+.............................    109    1,922
          Bravo Brio Restaurant Group, Inc.+............    200    1,474
          Buffalo Wild Wings, Inc.+.....................    248   33,148
          Carrols Restaurant Group, Inc.+...............    470    6,538
          Cheesecake Factory, Inc.......................    646   32,952
          Chuy's Holdings, Inc.+........................    218    6,658
          Cracker Barrel Old Country Store, Inc.........    254   37,188
          Dave & Buster's Entertainment, Inc.+..........    302   11,687
          Del Frisco's Restaurant Group, Inc.+..........    313    4,986
          Denny's Corp.+................................ 23,843  235,807
          DineEquity, Inc...............................    223   19,178
          El Pollo Loco Holdings, Inc.+.................    178    2,348
          Fiesta Restaurant Group, Inc.+................    354   11,367
          Fogo De Chao, Inc.+...........................     67    1,118
          Habit Restaurants, Inc.+......................    152    2,546
          J Alexander's Holdings, Inc.+.................    183    1,885
          Jack in the Box, Inc..........................    488   32,964
          Jamba, Inc.+..................................    183    2,377
          Kona Grill, Inc.+.............................    111    1,479
          Krispy Kreme Doughnuts, Inc.+.................    860   14,973
          Noodles & Co.+................................    167    1,862
          Papa John's International, Inc................    383   21,674
          Papa Murphy's Holdings, Inc.+.................    120    1,507
          Popeyes Louisiana Kitchen, Inc.+..............    306   16,451
          Potbelly Corp.+...............................    288    4,104
          Red Robin Gourmet Burgers, Inc.+..............    186   12,064
          Ruby Tuesday, Inc.+...........................    823    3,621
          Ruth's Hospitality Group, Inc................. 13,542  215,047
          Shake Shack, Inc.+............................     76    2,775
          Sonic Corp....................................    689   23,681
          Texas Roadhouse, Inc..........................    913   37,177
          Wingstop, Inc.+...............................     87    2,170
          Zoe's Kitchen, Inc.+..........................    255    9,560
                                                                --------
                                                                 878,283
                                                                --------
        RETAIL-SPORTING GOODS -- 0.3%
          Big 5 Sporting Goods Corp.....................    241    2,914
          Hibbett Sports, Inc.+.........................    296   10,685
          Sportsman's Warehouse Holdings, Inc.+......... 10,797  122,870
          Zumiez, Inc.+.................................    260    4,363
                                                                --------
                                                                 140,832
                                                                --------
        RETAIL-TOY STORES -- 0.0%
          Build-A-Bear Workshop, Inc.+..................    187    2,463
                                                                --------
        RETAIL-VIDEO RENTALS -- 0.0%
          Outerwall, Inc................................    227    9,377
                                                                --------
        RETAIL-VITAMINS & NUTRITION SUPPLEMENTS -- 0.0%
          Flex Pharma, Inc.+............................     71      778
          Vitamin Shoppe, Inc.+.........................    393   10,757
                                                                --------
                                                                  11,535
                                                                --------
        RETIREMENT/AGED CARE -- 0.7%
          Capital Senior Living Corp.+.................. 15,570  312,334
          Five Star Quality Care, Inc.+.................    573    1,398
                                                                --------
                                                                 313,732
                                                                --------
        RUBBER-TIRES -- 0.1%
          Cooper Tire & Rubber Co.......................    763   26,354
                                                                --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 3)
             ------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             RUBBER/PLASTIC PRODUCTS -- 0.1%
               Myers Industries, Inc...............   323  $  4,354
               Proto Labs, Inc.+...................   308    18,428
               Trinseo SA+.........................   152     6,504
                                                           --------
                                                             29,286
                                                           --------
             SATELLITE TELECOM -- 0.1%
               DigitalGlobe, Inc.+.................   961    21,296
               Globalstar, Inc.+................... 6,320    12,324
               Intelsat SA+........................   372     1,469
               Iridium Communications, Inc.+....... 1,089     8,788
               Loral Space & Communications, Inc.+.   173     6,346
                                                           --------
                                                             50,223
                                                           --------
             SAVINGS & LOANS/THRIFTS -- 1.5%
               Anchor BanCorp Wisconsin, Inc.+.....   101     4,834
               Astoria Financial Corp.............. 1,194    17,958
               Banc of California, Inc.............   480     9,768
               Bank Mutual Corp....................   617     4,985
               BankFinancial Corp..................   243     3,003
               Bear State Financial, Inc...........   176     1,732
               Beneficial Bancorp, Inc.+........... 1,098    15,251
               Berkshire Hills Bancorp, Inc........   391    10,612
               BofI Holding, Inc.+.................   813    16,561
               Brookline Bancorp, Inc..............   930    10,583
               BSB Bancorp, Inc.+..................   106     2,520
               Capitol Federal Financial, Inc...... 1,866    24,799
               Charter Financial Corp..............   219     2,744
               Clifton Bancorp, Inc................   360     5,357
               Dime Community Bancshares, Inc......   412     7,461
               EverBank Financial Corp............. 1,256    18,940
               First Defiance Financial Corp.......   122     4,829
               Flagstar Bancorp, Inc.+.............   272     6,438
               Flushing Financial Corp.............   390     7,781
               Fox Chase Bancorp, Inc..............   155     3,055
               Hingham Institution for Savings.....    16     2,048
               HomeStreet, Inc.+...................   292     6,293
               HomeTrust Bancshares, Inc.+.........   268     4,971
               Investors Bancorp, Inc.............. 4,578    52,876
               Meridian Bancorp, Inc...............   728    10,643
               Meta Financial Group, Inc........... 5,980   296,728
               Northfield Bancorp, Inc.............   621     9,849
               Northwest Bancshares, Inc........... 1,253    17,567
               OceanFirst Financial Corp...........   176     3,428
               Oritani Financial Corp..............   583    10,103
               Pacific Premier Bancorp, Inc.+......   285     6,629
               Provident Financial Services, Inc...   870    17,383
               Sterling Bancorp.................... 1,590    25,981
               Territorial Bancorp, Inc............   113     2,964
               United Community Financial Corp.....   652     3,873
               United Financial Bancorp, Inc.......   656     8,515
               Washington Federal, Inc............. 1,258    30,557
               Waterstone Financial, Inc...........   350     4,907
               WSFS Financial Corp.................   397    13,554
                                                           --------
                                                            708,080
                                                           --------
             SCHOOLS -- 0.3%
               American Public Education, Inc.+....   227     5,257
               Apollo Education Group, Inc.+....... 1,252     9,766

                                                                   VALUE
                     SECURITY DESCRIPTION                  SHARES (NOTE 3)
     ---------------------------------------------------------------------
     SCHOOLS (CONTINUED)
       Bridgepoint Education, Inc.+.......................   223  $  2,127
       Bright Horizons Family Solutions, Inc.+............   496    32,547
       Cambium Learning Group, Inc.+......................   172       783
       Capella Education Co...............................   161     8,905
       Career Education Corp.+............................   900     4,806
       DeVry Education Group, Inc.........................   845    14,661
       Grand Canyon Education, Inc.+......................   624    27,287
       K12, Inc.+.........................................   447     5,494
       Strayer Education, Inc.+...........................   144     7,148
       Universal Technical Institute, Inc.................   279     1,102
                                                                  --------
                                                                   119,883
                                                                  --------
     SECURITY SERVICES -- 0.1%
       Alarm.com Holdings, Inc.+..........................   106     2,418
       Ascent Capital Group, Inc., Class A+...............   176     2,652
       Brink's Co.........................................   645    21,827
       LifeLock, Inc.+.................................... 1,252    14,573
                                                                  --------
                                                                    41,470
                                                                  --------
     SEISMIC DATA COLLECTION -- 0.0%
       Geospace Technologies Corp.+.......................   174     2,846
       ION Geophysical Corp.+.............................   124     1,136
                                                                  --------
                                                                     3,982
                                                                  --------
     SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.3%
       Cirrus Logic, Inc.+................................   840    30,324
       Exar Corp.+........................................   521     3,178
       Integrated Device Technology, Inc.+................ 1,942    37,442
       M/A-COM Technology Solutions Holdings, Inc.+.......   311    12,717
       MaxLinear, Inc., Class A+..........................   685    11,474
       Power Integrations, Inc............................   390    18,817
       Sigma Designs, Inc.+...............................   469     2,969
                                                                  --------
                                                                   116,921
                                                                  --------
     SEMICONDUCTOR EQUIPMENT -- 0.3%
       Axcelis Technologies, Inc.+........................ 1,506     4,307
       Brooks Automation, Inc.............................   895     8,467
       Cabot Microelectronics Corp........................   328    13,740
       Cascade Microtech, Inc.+...........................   180     3,764
       Cohu, Inc..........................................   343     3,965
       Entegris, Inc.+.................................... 1,861    24,733
       FormFactor, Inc.+..................................   763     5,875
       Mattson Technology, Inc.+..........................   993     3,624
       MKS Instruments, Inc...............................   708    25,389
       Nanometrics, Inc.+.................................   317     5,661
       Photronics, Inc.+..................................   881     9,321
       Rudolph Technologies, Inc.+........................   423     5,867
       Tessera Technologies, Inc..........................   697    20,018
       Ultra Clean Holdings, Inc.+........................   419     2,384
       Ultratech, Inc.+...................................   366     7,938
       Veeco Instruments, Inc.+...........................   536     9,868
       Xcerra Corp.+......................................   723     4,266
                                                                  --------
                                                                   159,187
                                                                  --------
     SILVER MINING -- 0.1%
       Hecla Mining Co.................................... 4,916    21,188
                                                                  --------
     SOFTWARE TOOLS -- 0.0%
       Digital Turbine, Inc.+.............................   645       555
                                                                  --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
        ---------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        STEEL PIPE & TUBE -- 0.7%
          Advanced Drainage Systems, Inc............... 12,496 $288,908
          Mueller Water Products, Inc., Class A........  2,135   22,951
          Northwest Pipe Co.+..........................    126    1,360
          Omega Flex, Inc..............................     38    1,252
          TimkenSteel Corp.............................    529    6,739
                                                               --------
                                                                321,210
                                                               --------
        STEEL-PRODUCERS -- 0.2%
          AK Steel Holding Corp.+......................  2,359   11,040
          Carpenter Technology Corp....................    669   23,689
          Commercial Metals Co.........................  1,535   27,507
          Ryerson Holding Corp.+.......................    144    1,279
          Schnitzer Steel Industries, Inc., Class A....    351    7,238
          Worthington Industries, Inc..................    636   24,009
                                                               --------
                                                                 94,762
                                                               --------
        STORAGE/WAREHOUSING -- 0.1%
          Mobile Mini, Inc.............................    608   19,608
          Wesco Aircraft Holdings, Inc.+...............    818   11,804
                                                               --------
                                                                 31,412
                                                               --------
        SUPRANATIONAL BANKS -- 0.0%
          Banco Latinoamericano de Comercio Exterior
           SA, Class E.................................    398   10,292
                                                               --------
        TELECOM EQUIPMENT-FIBER OPTICS -- 1.0%
          Alliance Fiber Optic Products, Inc.+.........    192    3,556
          Ciena Corp.+.................................  1,637   27,551
          Clearfield, Inc.+............................ 20,838  386,753
          Finisar Corp.+...............................  1,379   22,698
          Harmonic, Inc.+..............................  1,175    4,066
          KVH Industries, Inc.+........................    212    2,069
          Oclaro, Inc.+................................  1,297    6,550
                                                               --------
                                                                453,243
                                                               --------
        TELECOM SERVICES -- 1.5%
          Consolidated Communications Holdings, Inc....    669   15,815
          EarthLink Holdings Corp......................  1,367    7,942
          FairPoint Communications, Inc.+..............    275    3,646
          GTT Communications, Inc.+....................    324    5,178
          Hawaiian Telcom Holdco, Inc.+................    142    3,270
          HC2 Holdings, Inc.+..........................    261    1,007
          Inteliquent, Inc............................. 18,339  304,244
          Lumos Networks Corp.+........................    301    3,838
          NeuStar, Inc., Class A+......................    734   17,242
          ORBCOMM, Inc.+...............................    793    7,859
          RigNet, Inc.+................................    159    2,719
          Spok Holdings, Inc...........................    288    4,893
          Straight Path Communications, Inc., Class B+.    123    4,502
          Vonage Holdings Corp.+....................... 66,444  310,293
          West Corp....................................    692   14,830
                                                               --------
                                                                707,278
                                                               --------
        TELECOMMUNICATION EQUIPMENT -- 0.1%
          ADTRAN, Inc..................................    652   12,597
          Comtech Telecommunications Corp..............    215    5,203
          Plantronics, Inc.............................    457   17,572
          Preformed Line Products Co...................     34    1,427
          ShoreTel, Inc.+..............................    856    5,239

                                                                   VALUE
                     SECURITY DESCRIPTION                  SHARES (NOTE 3)
     ---------------------------------------------------------------------
     TELECOMMUNICATION EQUIPMENT (CONTINUED)
       Sonus Networks, Inc.+..............................   656  $  5,418
                                                                  --------
                                                                    47,456
                                                                  --------
     TELEPHONE-INTEGRATED -- 0.1%
       Atlantic Tele-Network, Inc.........................   135     9,708
       Cincinnati Bell, Inc.+............................. 2,783    10,631
       General Communication, Inc., Class A+..............   463     7,825
       IDT Corp., Class B.................................   221     3,390
       Shenandoah Telecommunications Co...................   638    18,304
       Windstream Holdings, Inc........................... 1,338    11,614
                                                                  --------
                                                                    61,472
                                                                  --------
     TELEVISION -- 0.1%
       Central European Media Enterprises, Ltd., Class A+.   977     2,599
       Gray Television, Inc.+.............................   838    10,768
       Sinclair Broadcast Group, Inc., Class A............   879    28,190
                                                                  --------
                                                                    41,557
                                                                  --------
     TEXTILE-APPAREL -- 0.3%
       Cherokee, Inc.+.................................... 9,036   141,323
       Perry Ellis International, Inc.+...................   161     3,067
       Unifi, Inc.+.......................................   196     5,049
                                                                  --------
                                                                   149,439
                                                                  --------
     TEXTILE-PRODUCTS -- 0.0%
       Culp, Inc..........................................   136     3,569
                                                                  --------
     THEATERS -- 0.1%
       AMC Entertainment Holdings, Inc., Class A..........   280     7,890
       Carmike Cinemas, Inc.+.............................   325     9,747
       National CineMedia, Inc............................   815    11,573
       Reading International, Inc., Class A+..............   219     2,841
                                                                  --------
                                                                    32,051
                                                                  --------
     THERAPEUTICS -- 0.9%
       Akebia Therapeutics, Inc.+.........................   323     3,033
       Anika Therapeutics, Inc.+.......................... 6,412   292,772
       aTyr Pharma, Inc.+.................................    79       281
       Axovant Sciences, Ltd.+............................   186     2,418
       Calithera Biosciences, Inc.+.......................   145       773
       Cara Therapeutics, Inc.+...........................   261     1,592
       Catabasis Pharmaceuticals, Inc.+...................    60       265
       Concert Pharmaceuticals, Inc.+.....................   203     2,830
       CorMedix, Inc.+....................................   411     1,718
       Dyax Corp. CVR+(1)(2).............................. 1,907     2,117
       Flexion Therapeutics, Inc.+........................   183     1,903
       La Jolla Pharmaceutical Co.+.......................   181     3,350
       MannKind Corp.+.................................... 3,275     4,421
       Mirati Therapeutics, Inc.+.........................   131     2,714
       Neurocrine Biosciences, Inc.+...................... 1,119    51,004
       Northwest Biotherapeutics, Inc.+...................   620       868
       Osiris Therapeutics, Inc...........................   252     1,414
       Portola Pharmaceuticals, Inc.+.....................   654    15,539
       Proteon Therapeutics, Inc.+........................   102       995
       Sarepta Therapeutics, Inc.+........................   587     8,329
       Seres Therapeutics, Inc.+..........................   113     3,336
       Threshold Pharmaceuticals, Inc.+...................   847       373
       Vital Therapies, Inc.+.............................   222     1,903
       Voyager Therapeutics, Inc.+........................    76       885
       Xencor, Inc.+......................................   376     4,606

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 3)
             ------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             THERAPEUTICS (CONTINUED)
               Zafgen, Inc.+.......................    218 $  1,389
                                                           --------
                                                            410,828
                                                           --------
             TOBACCO -- 0.1%
               Universal Corp......................    299   16,310
               Vector Group, Ltd...................  1,116   24,106
                                                           --------
                                                             40,416
                                                           --------
             TOYS -- 0.0%
               JAKKS Pacific, Inc.+................    250    1,875
                                                           --------
             TRANSACTIONAL SOFTWARE -- 0.1%
               ACI Worldwide, Inc.+................  1,549   30,964
               Bottomline Technologies de, Inc.+...    542   13,312
               InnerWorkings, Inc.+................    492    4,020
               Synchronoss Technologies, Inc.+.....    514   15,970
                                                           --------
                                                             64,266
                                                           --------
             TRANSPORT-AIR FREIGHT -- 0.1%
               Air Transport Services Group, Inc.+.    700    9,863
               Atlas Air Worldwide Holdings, Inc.+.    331   13,220
                                                           --------
                                                             23,083
                                                           --------
             TRANSPORT-EQUIPMENT & LEASING -- 0.1%
               Greenbrier Cos., Inc................    350   10,497
               TAL International Group, Inc........    441    7,541
               Textainer Group Holdings, Ltd.......    293    4,521
                                                           --------
                                                             22,559
                                                           --------
             TRANSPORT-MARINE -- 0.2%
               Ardmore Shipping Corp...............    237    2,216
               CAI International, Inc.+............    228    2,330
               DHT Holdings, Inc...................  1,232    7,072
               Dorian LPG, Ltd.+...................    331    3,363
               Eagle Bulk Shipping, Inc.+..........    294      242
               Frontline, Ltd......................    625    5,150
               GasLog, Ltd.........................    551    7,058
               Gener8 Maritime, Inc.+..............    222    1,605
               Golden Ocean Group, Ltd.+...........    886      768
               Hornbeck Offshore Services, Inc.+...    424    4,978
               Navios Maritime Acquisition Corp....  1,088    2,100
               Navios Maritime Holdings, Inc.......  1,079    1,262
               Nordic American Offshore, Ltd.......    250    1,423
               Nordic American Tankers, Ltd........  1,182   18,215
               Safe Bulkers, Inc...................    502      622
               Scorpio Bulkers, Inc.+..............    368    1,417
               Scorpio Tankers, Inc................  2,373   14,855
               Ship Finance International, Ltd.....    786   11,924
               Teekay Tankers, Ltd., Class A.......  1,248    4,917
               Tidewater, Inc......................    624    5,466
               Ultrapetrol Bahamas, Ltd.+..........    283       79
                                                           --------
                                                             97,062
                                                           --------
             TRANSPORT-SERVICES -- 0.5%
               Echo Global Logistics, Inc.+........    392    9,161
               Hub Group, Inc., Class A+...........    478   18,413
               Matson, Inc.........................    576   22,395
               Radiant Logistics, Inc.+............ 48,035  189,258
               Universal Truckload Services, Inc.+.    109    1,554
                                                           --------
                                                            240,781
                                                           --------

                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
        ----------------------------------------------------------------
        TRANSPORT-TRUCK -- 0.3%
          ArcBest Corp..................................   344  $  6,567
          Celadon Group, Inc............................   362     3,645
          Covenant Transportation Group, Inc.,
           Class A+.....................................   155     3,086
          Forward Air Corp..............................   410    18,688
          Heartland Express, Inc........................   668    12,097
          Knight Transportation, Inc....................   829    22,027
          Marten Transport, Ltd.........................   316     5,897
          P.A.M. Transportation Services, Inc.+.........    39       964
          Roadrunner Transportation Systems, Inc.+......   372     4,397
          Saia, Inc.+...................................   332     9,601
          Swift Transportation Co.+..................... 1,168    19,412
          USA Truck, Inc.+..............................   129     2,286
          Werner Enterprises, Inc.......................   589    14,925
          XPO Logistics, Inc.+..........................   949    28,603
          YRC Worldwide, Inc.+..........................   434     3,993
                                                                --------
                                                                 156,188
                                                                --------
        TRAVEL SERVICES -- 0.1%
          Liberty TripAdvisor Holdings, Inc., Class A+..   992    21,884
                                                                --------
        VENTURE CAPITAL -- 0.0%
          Safeguard Scientifics, Inc.+..................   274     3,781
                                                                --------
        VETERINARY DIAGNOSTICS -- 0.5%
          Heska Corp.+.................................. 6,874   210,344
          Neogen Corp.+.................................   491    23,195
          Phibro Animal Health Corp., Class A...........   231     4,791
                                                                --------
                                                                 238,330
                                                                --------
        VITAMINS & NUTRITION PRODUCTS -- 0.1%
          Natural Grocers by Vitamin Cottage, Inc.+.....   118     1,576
          Natural Health Trends Corp....................   104     3,764
          Nature's Sunshine Products, Inc...............   140     1,341
          Nutraceutical International Corp.+............   110     2,595
          Omega Protein Corp.+..........................   288     5,354
          Synutra International, Inc.+..................   281     1,422
          USANA Health Sciences, Inc.+..................    74     8,765
                                                                --------
                                                                  24,817
                                                                --------
        WATER -- 0.2%
          American States Water Co......................   500    20,845
          Artesian Resources Corp., Class A.............   103     2,780
          California Water Service Group................   634    17,708
          Connecticut Water Service, Inc................   146     6,865
          Consolidated Water Co., Ltd...................   195     2,709
          Middlesex Water Co............................   213     7,791
          PICO Holdings, Inc.+..........................   305     3,029
          SJW Corp......................................   210     7,226
          York Water Co.................................   170     5,040
                                                                --------
                                                                  73,993
                                                                --------
        WEB HOSTING/DESIGN -- 0.1%
          Endurance International Group Holdings, Inc.+.   777     8,322
          NIC, Inc......................................   869    15,390
          Q2 Holdings, Inc.+............................   258     6,169
          Web.com Group, Inc.+..........................   580    11,594
          Wix.com, Ltd.+................................   248     6,130
                                                                --------
                                                                  47,605
                                                                --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2016 -- (UNAUDITED) (CONTINUED)

                                                          VALUE
                   SECURITY DESCRIPTION          SHARES  (NOTE 3)
             -----------------------------------------------------
             COMMON STOCKS (CONTINUED)
             WEB PORTALS/ISP -- 0.6%
               Blucora, Inc.+...................    542 $     4,342
               MeetMe, Inc.+.................... 73,376     250,949
                                                        -----------
                                                            255,291
                                                        -----------
             WIRE & CABLE PRODUCTS -- 0.8%
               Belden, Inc......................    564      35,611
               Encore Wire Corp.................    275      10,519
               General Cable Corp...............    648      10,134
               Insteel Industries, Inc.......... 10,219     296,249
                                                        -----------
                                                            352,513
                                                        -----------
             WIRELESS EQUIPMENT -- 0.7%
               Aerohive Networks, Inc.+.........    309       1,792
               CalAmp Corp.+.................... 14,005     209,655
               Gogo, Inc.+......................    745       7,890
               InterDigital, Inc................    478      27,236
               Novatel Wireless, Inc.+..........    499         763
               Telenav, Inc.+...................    374       2,132
               Ubiquiti Networks, Inc.+.........    406      14,462
               ViaSat, Inc.+....................    566      43,412
                                                        -----------
                                                            307,342
                                                        -----------
             TOTAL COMMON STOCKS
                (cost $45,253,997)..............         45,384,606
                                                        -----------
             EXCHANGE-TRADED FUNDS -- 1.3%
               iShares Russell 2000 Index Fund
                (cost $529,809).................  5,098     572,811
                                                        -----------

                                                      SHARES/
                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT     (NOTE 3)
    ----------------------------------------------------------------------
    WARRANTS -- 0.0%
    MEDICAL-BIOMEDICAL/GENE -- 0.0%
      Asterias Biotherapeutics, Inc.
       Expires 09/30/2016
       (cost $16)...................................       27           16
                                                               -----------
    RIGHTS -- 0.0%
    BANK-FIDUCIARY -- 0.0%
      Enterprise Bank and Trust
       Expires 05/27/2016
       (cost $0)....................................      101           12
                                                               -----------
    TOTAL LONG-TERM INVESTMENT SECURITIES
       (cost $45,783,822)...........................            45,957,445
                                                               -----------
    SHORT-TERM INVESTMENT SECURITIES -- 1.2%
    TIME DEPOSITS -- 1.2%
      Euro Time Deposit with State Street Bank and
       Trust Co.
       0.01% due 05/02/2016
       (cost $564,000).............................. $564,000      564,000
                                                               -----------
    TOTAL INVESTMENTS
       (cost $46,347,822)(3)........................    100.4%  46,521,445
      Liabilities in excess of other assets.........     (0.4)    (176,865)
                                                     --------  -----------
    NET ASSETS                                          100.0% $46,344,580
                                                     ========  ===========

--------
+  Non-income producing security
(1)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(2)Illiquid security. At April 30, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)See Note 6 for cost of investments on a tax basis.

CVR -- Contingent Value Rights

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2016 (see Note 3):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                  --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks:
  Cellular Telecom...............      $     2,128          $     --              $    0         $     2,128
  Medical-Drugs..................        1,043,742                --                   0           1,043,742
  Real Estate Investment Trusts..        2,086,550                --                   0           2,086,550
  Therapeutics...................          408,711                --               2,117             410,828
  Other Industries...............       41,841,358                --                  --          41,841,358
Exchange-Traded Funds............          572,811                --                  --             572,811
Warrants.........................               16                --                  --                  16
Rights...........................               --                12                  --                  12
Short-Term Investment Securities.               --           564,000                  --             564,000
                                       -----------          --------              ------         -----------
TOTAL INVESTMENTS AT VALUE.......      $45,955,316          $564,012              $2,117         $46,521,445
                                       ===========          ========              ======         ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Specialty Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of seven different investment funds (each a "Fund" and collectively, the "Funds") as of April 30, 2016. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: SunAmerica Commodity Strategy Fund (the "Commodity Strategy Fund"), SunAmerica Global Trends Fund (the "Global Trends Fund"), SunAmerica Focused Alpha Growth Fund (the "Focused Alpha Growth Fund"), SunAmerica Focused Alpha Large-Cap Fund (the "Focused Alpha Large-Cap Fund"), SunAmerica Income Explorer Fund (the "Income Explorer Fund") and SunAmerica Small-Cap Fund ("the Small-Cap Fund").

   On June 18, 2012, the Class A and Class C shares of the 2020 High Watermark Fund were closed to new investments as a result of an Early Closure Condition, as defined in the prospectus, which was caused by certain low interest rate conditions. The Class I shares of the Fund closed to new investments effective August 31, 2012 as a result of the same Early Closure Condition. This Early Closure Condition does not require the Fund to irrevocably allocate its assets to its fixed income portfolio.

   In reorganizations that occurred on January 23, 2012 (the "Reorganizations"), the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund acquired the assets and assumed the liabilities of the Focused Alpha Growth Fund, Inc. and the Focused Alpha Large-Cap Fund, Inc., respectively (each a "Predecessor Fund" and together, the "Predecessor Funds"), both closed-end registered investment companies, in exchange for Class A shares of Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund, respectively. These transactions were structured to qualify as tax-free reorganizations under the Internal Revenue Code. As a result of the Reorganizations, each of the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund carried forward the performance and accounting history of the corresponding Predecessor Fund, as each Predecessor Fund is the accounting survivor of the respective Reorganization. The most recent fiscal year end of the Predecessor Funds was December 31, 2011.

   The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   The 2020 High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on August 31, 2020, its Protected Maturity Date, at least equal to the protected high watermark value ("Protected High Watermark Value"). The Fund seeks high total return as a secondary objective. The Protected High Watermark Value for the Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. The Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement between the Trust, on behalf of the Fund, and Prudential Global Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met. Pursuant to the Master Agreement between the Trust and PGF, the Fund pays PGF a fee at an annual rate of 0.35% of the average daily net assets of the Fund.

   If the NAV of the 2020 High Watermark Fund at its Protected Maturity Date is insufficient to satisfy the Payment Undertaking, a shareholder's ability to receive the Protected High Watermark Value will depend on the Fund's ability to collect the difference under the Master Agreement with PGF. A shareholder's ability to rely on the Master Agreement is subject to certain conditions and restrictions that may reduce, or eliminate, the Fund's ability to meet the Payment Undertaking.

   The 2020 High Watermark Fund is subject to conditions of the Master Agreement that require Trajectory Asset Management LLC ("Trajectory"), the Fund's subadviser, to provide certain information to PGF on a daily basis and to follow certain parameters and proprietary mathematical formulae in making investment allocation decisions. These limitations are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Protected High Watermark Value on its Protected Maturity Date.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   While Trajectory intends to meet all obligations under the Master Agreement, a failure to meet the commercially negotiated terms could permit PGF to cancel the Master Agreement and thus terminate its obligations to make any payment to the 2020 High Watermark Fund if a shortfall exists to the Payment Undertaking on the Protected Maturity Date. In this event, shareholders will not receive the Protected High Watermark Value but instead will receive the Fund's then-current net asset value when they redeem their shares, which may be lower than the Protected High Watermark Value and lower than the shareholder's initial investment.

   As described under Note 4, SunAmerica has contractually agreed to reduce its fees in the event that the 2020 High Watermark Fund becomes completely invested in fixed income securities. However, if this reduction in fees is not sufficient to reduce total annual operating expenses to an extent that they are covered by the current yield on the Fund's fixed income securities, and the Fund is within three years of its Protected Maturity Date, that date will be accelerated and the Trust's Board of Trustees will consider appropriate action under all of the circumstances as described below. PGF may, however, permit the Fund to hold a higher proportion of its assets in obligations of U.S. government agencies and instrumentalities (which generally pay higher rates of interest than direct obligations of the U.S. Treasury) in order to avoid this circumstance.

   Under the Master Agreement, if certain low interest rate conditions occur and the 2020 High Watermark Fund is within three years of its initial Protected Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances ("Early Fund Termination"), the 2020 High Watermark Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High Watermark Value. Thereafter, the Trust's Board of Trustees will consider appropriate action under all of the circumstances. These actions could include liquidating the Fund or continuing to operate the Fund and pursuing a strategy other than the High Watermark Strategy. Shareholders will receive 30 days' written notice of any shareholder distribution of liquidation proceeds or other action following a Protected Maturity Date or Early Fund Termination.

   Please refer to the 2020 High Watermark Fund's prospectus for additional details concerning the calculation of the Protected High Watermark Value, the Payment Undertaking, the Master Agreement, an Early Closure Condition and an Early Fund Termination.

   The Commodity Strategy Fund seeks to provide long-term total return through a strategy that is designed to provide diversified exposure to the commodities markets. The Fund seeks to achieve its investment goal by investing its assets in a combination of commodity-linked derivative instruments and fixed income securities.

   The Global Trends Fund seeks to provide capital appreciation by utilizing an actively managed rules based investment process to allocate assets across a diversified, broad-based spectrum of asset classes, including the global equity and fixed income markets, currencies and commodities.

   The Focused Alpha Growth Fund seeks to provide growth of capital through active trading of equity securities of large, small and mid-cap companies.

   The Focused Alpha Large-Cap Fund seeks to provide growth of capital through active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-cap companies.

   The Income Explorer Fund seeks to provide high current income with a secondary objective of capital appreciation primarily by strategically allocating its assets among a preferred securities strategy, closed-end fund strategy and global dividend equity strategy. Through this combination of investments, the Fund expects to gain exposure to a broad range of income-producing investments, including both fixed income and equity securities.

   The Small-Cap Fund seeks to provide long-term growth of capital by strategically allocating its assets between a small-cap index strategy and a micro-cap growth strategy.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   Each Fund, except for the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund, is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares of the 2020 High Watermark Fund will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act except that Class C shares are subject to higher distribution fee rates. Class I shares and Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class I shares and Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services (see Note 4).

   Class A shares acquired in connection with the Reorganizations were subject to a redemption fee of 1.00% of the total redemption amount (calculated at net asset value) on fund shares redeemed or exchanged on or before April 20, 2012. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative daily net assets of each class.

   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Basis for consolidation for the SunAmerica Commodity Strategy Cayman Fund, Ltd. and SunAmerica Global Trends Cayman Fund, Ltd.

   The SunAmerica Commodity Strategy Cayman Fund, Ltd. (f/k/a SunAmerica Alternative Strategies Cayman Fund, Ltd.) (the "Commodity Strategy Subsidiary"), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund's prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)

   without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of April 30, 2016, net assets of the Commodity Strategy Fund were $44,589,920, of which approximately $9,514,551, or approximately 21.3%, represented the Commodity Strategy Fund's ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

   The SunAmerica Global Trends Cayman Fund, Ltd. (the "Global Trends Subsidiary"), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund's prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of April 30, 2016, net assets of the Global Trends Fund were $40,749,327, of which approximately $9,732,641, or approximately 23.9%, represented the Global Trends Fund's ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the "Board") , etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Funds' assets and liabilities classified in the fair value hierarchy as of April 30, 2016 is reported on a schedule following each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   Option contracts traded in the over-the-counter ("OTC") market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   DERIVATIVE INSTRUMENTS:

   Futures: During the period, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposure. The Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Global Trends Fund entered into futures transactions for investment purposes in order to provide exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

   A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contract and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

   Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

   Forward Foreign Currency Contracts: During the period, the Global Trends Fund used forward contracts for investment purposes in order to gain currency exposure.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)

   rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

   Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

   Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

   An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

   Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

   Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)

   Transactions in options written during the six months ended April 30, 2016 are summarized as follows:

                                                      WRITTEN OPTIONS
                                                      FUTURE CONTRACTS
                                                     ------------------
                                                         COMMODITY
                                                       STRATEGY FUND#
                                                     ------------------
                                                     NUMBER OF PREMIUMS
                                                     CONTRACTS RECEIVED
                                                     --------- --------
Options outstanding as of October 31, 2015..........    78     $141,017
Options written.....................................     6       14,501
Options terminated in closing purchase transactions.    38       72,073
Options exercised...................................    --           --
Options expired.....................................    37       24,544
                                                        --     --------
Options outstanding as of April 30, 2016............     9     $ 58,901
                                                        ==     ========

--------
#  Consolidated; see Note 2.

   Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

   Equity Swap Agreements: During the period, the Commodity Strategy Fund used equity swaps, a type of total return swap, for investment purposes in order to provide exposure to commodities.

   Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

   The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

   Therefore, the return to the Fund on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   The Fund will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

   Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to an equity swap defaults, the Fund's risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

   Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund's Portfolio of Investments.

   Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

   Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   The following tables represent the value of derivatives held as of April 30, 2016, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended April 30, 2016. For a detailed presentation of derivatives held as of April 30, 2016, please refer to a schedule following each Fund's Portfolio of Investments.

                                                            ASSET DERIVATIVES
                     ------------------------------------------------------------------------------------------------
                                                                                                  FOREIGN
                      INTEREST RATE      EQUITY                                                   EXCHANGE
                        CONTRACTS       CONTRACTS               COMMODITY CONTRACTS              CONTRACTS
                     --------------- --------------- ------------------------------------------ ------------
                                                                                                  FOREIGN
                         FUTURES         FUTURES         FUTURES        OPTIONS        SWAP       EXCHANGE
FUND                 CONTRACTS(1)(8) CONTRACTS(1)(8) CONTRACTS(1)(8)  PURCHASED(2) CONTRACTS(6) CONTRACTS(3)  TOTAL
----                 --------------- --------------- ---------------- ------------ ------------ ------------ --------
2020 High Watermark.     $   --         $     --         $     --       $    --        $--        $     --   $     --
Commodity Strategy..         --               --          339,107        79,261         --              --    418,368
Global Trends.......      6,891               --          114,447            --         --         149,829    271,167

                                                          LIABILITY DERIVATIVES
                     ------------------------------------------------------------------------------------------------
                                                                                                  FOREIGN
                      INTEREST RATE      EQUITY                                                   EXCHANGE
                        CONTRACTS       CONTRACTS               COMMODITY CONTRACTS              CONTRACTS
                     --------------- --------------- ------------------------------------------ ------------
                                                                                                  FOREIGN
                         FUTURES         FUTURES         FUTURES        OPTIONS        SWAP       EXCHANGE
FUND                 CONTRACTS(1)(8) CONTRACTS(1)(8) CONTRACTS (1)(8)  WRITTEN(4)  CONTRACTS(7) CONTRACTS(5)  TOTAL
----                 --------------- --------------- ---------------- ------------ ------------ ------------ --------
2020 High Watermark.     $   --         $    665         $     --       $    --        $--        $     --   $    665
Commodity Strategy..         --               --          107,491        95,610         --              --    203,101
Global Trends.......         --          252,271               --            --         --          37,174    289,445

   STATEMENT OF ASSETS AND LIABILITIES LOCATION:

   (1) Variation margin on futures contracts
   (2) Investments, at value
   (3) Unrealized appreciation on forward foreign currency contracts
   (4) Call and put options written, at value
   (5) Unrealized depreciation on forward foreign currency contracts
   (6) Unrealized appreciation on swap contracts
   (7) Unrealized depreciation on swap contracts
   (8) The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund's Portfolio of Investments in the following amounts:

                                             CUMULATIVE
                                            APPRECIATION
                      FUND                 (DEPRECIATION)
                      ----                 --------------
                      2020 High Watermark.   $    2,500
                      Commodity Strategy..    3,176,459
                      Global Trends.......      (61,420)

                             REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN STATEMENT OF OPERATIONS
                     ----------------------------------------------------------------------------------------
                                                                                       FOREIGN
                     INTEREST RATE    EQUITY                                           EXCHANGE
                       CONTRACTS    CONTRACTS           COMMODITY CONTRACTS           CONTRACTS
                     ------------- ------------ -----------------------------------  ------------
                                                                                       FOREIGN
                        FUTURES      FUTURES      FUTURES                   SWAP       EXCHANGE
FUND                 CONTRACTS(1)  CONTRACTS(1) CONTRACTS(1)  OPTIONS*  CONTRACTS(1) CONTRACTS(2)    TOTAL
----                 ------------- ------------ ------------ ---------  ------------ ------------ -----------
2020 High Watermark.   $     --     $   4,709   $        --  $      --   $      --     $     --   $     4,709
Commodity Strategy..         --            --    (3,720,773)  (116,072)   (320,687)          --    (4,157,532)
Global Trends.......    326,001      (971,902)     (142,785)        --          --      (25,446)     (814,132)

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


                     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN STATEMENT OF OPERATIONS
                     ----------------------------------------------------------------------------------------------------
                                                                                                FOREIGN
                     INTEREST RATE       EQUITY                                                 EXCHANGE
                       CONTRACTS       CONTRACTS            COMMODITY CONTRACTS                CONTRACTS
                     -------------    ------------   ---------------------------------------- ------------
                                                                                                FOREIGN
                        FUTURES         FUTURES        FUTURES                     SWAP         EXCHANGE
FUND                 CONTRACTS(3)     CONTRACTS(3)   CONTRACTS(3)   OPTIONS*   CONTRACTS(3)   CONTRACTS(4)      TOTAL
----                 -------------    ------------   ------------   --------   ------------   ------------    ----------
2020 High Watermark.   $      --       $  (4,528)     $       --    $    --        $--          $     --     $   (4,528)
Commodity Strategy..          --              --       3,111,949     19,311         --                --      3,131,260
Global Trends.......    (118,920)       (300,400)        323,364         --         --           131,518         35,562

--------
*  Includes amounts relating to purchased and written options as follows:

                                                           CHANGE IN UNREALIZED
                                REALIZED GAIN (LOSS) ON   APPRECIATION (DEPRECIATION)
                                DERIVATIVES RECOGNIZED IN ON DERIVATIVES RECOGNIZED IN
                                STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
                                ------------------------  ---------------------------
                                  COMMODITY CONTRACTS       COMMODITY CONTRACTS
                                ------------------------  ---------------------------
                                  OPTIONS      OPTIONS      OPTIONS        OPTIONS
                                PURCHASED(6)  WRITTEN(1)  PURCHASED(5)    WRITTEN(3)
                                ------------  ----------  ------------    ----------
 SunAmerica Commodity Strategy.   $(36,557)    $(79,515)    $52,537        $(33,226)

   STATEMENT OF OPERATIONS LOCATION:

   (1) Net realized gain (loss) on futures contracts, written options contracts and swap contracts
   (2) Net realized foreign exchange gain (loss) on other assets and liabilities
   (3) Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts
   (4) Change in unrealized foreign exchange gain (loss) on other assets and liabilities
   (5) Change in unrealized appreciation (depreciation) on investments (unaffiliated)
   (6) Net realized gain (loss) on investments (unaffiliated)

   The following table represents the average monthly balances of derivatives held during the six months ended April 30, 2016.

                                              AVERAGE AMOUNT OUTSTANDING DURING THE PERIOD
                     ----------------------------------------------------------------------------------------------
                                                    PURCHASED    PURCHASED   TOTAL RETURN WRITTEN CALL WRITTEN PUT
                       FUTURES    FOREIGN EXCHANGE CALL OPTIONS PUT OPTIONS      SWAP        OPTION       OPTION
FUND                 CONTRACTS(1)   CONTRACTS(2)   CONTRACTS(1) CONTRACTS(1) CONTRACTS(1) CONTRACTS(1) CONTRACTS(1)
----                 ------------ ---------------- ------------ ------------ ------------ ------------ ------------
2020 High Watermark. $   100,712     $       --      $    --      $    --      $     --      $   --      $    --
Commodity Strategy..  34,153,768             --       19,974       38,204       198,887       9,295       70,120
Global Trends.......  21,129,129      9,677,432           --           --            --          --           --

--------
(1)Amounts represent values in US dollars.
(2)Amounts represent notional amounts in US dollars.

   The following tables set forth the Funds' derivative assets and liabilities by counterparty, net of amount available for offset under Master Agreements and net of related collateral pledged/(received) as of April 30, 2016. The repurchase agreements held by the Funds as of April 30, 2016 are subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

                                                      COMMODITY STRATEGY
                             ---------------------------------------------------------------------
                                    DERIVATIVE ASSETS(1)             DERIVATIVE LIABILITIES(1)
                             ----------------------------------- ---------------------------------
                              FORWARD                             FORWARD                               NET
                              FOREIGN                             FOREIGN                           DERIVATIVE    COLLATERAL
                             CURRENCY             OPTIONS        CURRENCY            OPTIONS          ASSETS       PLEDGED/
       COUNTERPARTY          CONTRACTS OTC SWAPS PURCHASED TOTAL CONTRACTS OTC SWAPS WRITTEN TOTAL (LIABILITIES) (RECEIVED)(2)
---------------------------- --------- --------- --------- ----- --------- --------- ------- ----- ------------- -------------
Goldman Sachs International.    $--       $--       $--     $--     $--       $--      $--    $--       $--           $--
JPMorgan Chase Bank.........     --        --        --      --      --        --       --     --        --            --
                             --------- --------- --------- ----- --------- --------- ------- ----- ------------- -------------
TOTAL.......................    $--       $--       $--     $--     $--       $--      $--    $--       $--           $--
                             ========= ========= ========= ===== ========= ========= ======= ===== ============= =============






                                NET
       COUNTERPARTY          AMOUNT(3)
---------------------------- ---------
Goldman Sachs International.    $--
JPMorgan Chase Bank.........     --
                             ---------
TOTAL.......................    $--
                             =========

--------
(1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


                                                  GLOBAL TRENDS FUND
                      --------------------------------------------------------------------------
                               DERIVATIVE ASSETS(1)               DERIVATIVE LIABILITIES(1)
                      -------------------------------------- -----------------------------------
                       FORWARD                                FORWARD                                 NET
                       FOREIGN                                FOREIGN                             DERIVATIVE    COLLATERAL
                      CURRENCY             OPTIONS           CURRENCY            OPTIONS            ASSETS       PLEDGED/
    COUNTERPARTY      CONTRACTS OTC SWAPS PURCHASED  TOTAL   CONTRACTS OTC SWAPS WRITTEN  TOTAL  (LIABILITIES) (RECEIVED)(2)
--------------------- --------- --------- --------- -------- --------- --------- ------- ------- ------------- -------------
Morgan Stanley & Co.
 International PLC... $149,829     $--       $--    $149,829  $37,174     $--      $--   $37,174   $112,655         $--
                      ========= ========= ========= ======== ========= ========= ======= ======= ============= =============






                         NET
    COUNTERPARTY      AMOUNT(3)
--------------------- ---------
Morgan Stanley & Co.
 International PLC... $112,655
                      =========

--------
(1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   As of April 30, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

                               PERCENTAGE PRINCIPAL
FUND                           OWNERSHIP   AMOUNT
----                           ---------- ----------
Commodity Strategy............    9.59%   $4,795,000
Commodity Strategy Subsidiary.    2.38     1,190,000
Global Trends.................   14.06     7,030,000
Global Trends Subsidiary......    4.21     2,105,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Bank of America Securities LLC, dated April 29, 2016, bearing interest at a rate of 0.27% per annum, with a principal amount of $50,000,000, a repurchase price of $50,001,125, and a maturity date of May 2, 2016. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   2.00%  11/30/2022 $49,295,200 $50,996,723

   As of April 30, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

                               PERCENTAGE PRINCIPAL
FUND                           OWNERSHIP   AMOUNT
----                           ---------- ----------
Commodity Strategy............    9.62%   $4,810,000
Commodity Strategy Subsidiary.    2.41     1,205,000
Global Trends.................   14.09     7,045,000
Global Trends Subsidiary......    4.23     2,115,000

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Barclays Capital, Inc., dated April 29, 2016, bearing interest at a rate of 0.28% per annum, with a principal amount of $50,000,000, a repurchase price of $50,001,167, and a maturity date of May 2, 2016. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   2.00%  02/15/2025 $49,952,000 $51,035,903

   As of April 30, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

                               PERCENTAGE PRINCIPAL
FUND                           OWNERSHIP   AMOUNT
----                           ---------- ----------
Commodity Strategy............    9.59%   $4,795,000
Commodity Strategy Subsidiary.    2.38     1,190,000
Global Trends.................   14.06     7,030,000
Global Trends Subsidiary......    4.21     2,105,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   BNP Paribas SA, dated April 29, 2016, bearing interest at a rate of 0.28% per annum, with a principal amount of $50,000,000, a repurchase price of $50,001,167, and a maturity date of May 2, 2016. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   2.50%  05/15/2024 $47,663,600 $51,047,716

   As of April 30, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

                               PERCENTAGE PRINCIPAL
FUND                           OWNERSHIP   AMOUNT
----                           ---------- ----------
Commodity Strategy............    9.58%   $3,175,000
Commodity Strategy Subsidiary.    2.37       785,000
Global Trends.................   14.07     4,660,000
Global Trends Subsidiary......    4.21     1,395,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Deutsche Bank AG, dated April 29, 2016, bearing interest at a rate of 0.29% per annum, with a principal amount of $33,130,000, a repurchase price of $33,130,801, and a maturity date of May 2, 2016. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   1.38%  09/30/2020 $33,653,000 $33,873,664

   As of April 30, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

                               PERCENTAGE PRINCIPAL
FUND                           OWNERSHIP   AMOUNT
----                           ---------- ----------
Commodity Strategy............    9.59%   $3,355,000
Commodity Strategy Subsidiary.    2.37       830,000
Global Trends.................   14.06     4,920,000
Global Trends Subsidiary......    4.21     1,475,000

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   RBS Securities, Inc., dated April 29, 2016, bearing interest at a rate of 0.27% per annum, with a principal amount of $35,000,000, a repurchase price of $35,000,788, and a maturity date of May 2, 2016. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   2.00%  05/31/2021 $34,300,000 $35,698,308

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis.

   Interest income is accrued daily from settlement date except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

   Distributions received from Real Estate Investment Trusts ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

   Expenses common to all Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income, if any, are normally paid monthly for the Income Explorer Fund. All other Funds pay annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and the net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)

   unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 -2014 or expected to be taken in each Funds' 2015 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the Period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Note 4. Investment Advisory and Management Agreements, Distribution and Service Agreements

   The Trust, on behalf of each Fund, has entered into Investment Advisory and Management Agreements (the "Agreements") with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. Pursuant to the Agreements, the Funds pay SunAmerica a management fee at an annual rate based on average daily net assets, which is computed daily and payable monthly, as follows:

FUND                          PERCENTAGE
----                          ----------
2020 High Watermark Fund(1)..    0.65%
Commodity Strategy Fund......    1.00
Global Trends Fund...........    1.10
Focused Alpha Growth Fund....    1.00
Focused Alpha Large-Cap Fund.    1.00
Income Explorer Fund.........    1.00
Small-Cap Fund...............    1.00

--------
(1)If the 2020 High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40%, for the remainder of the investment period.

   The Commodity Strategy Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Commodity Strategy Subsidiary. In consideration of these services, the Commodity Strategy Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of average daily net assets of the Commodity Strategy Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Commodity Strategy Fund in an amount equal to the management fee paid by the Commodity Strategy Subsidiary to SunAmerica (the "Commodity Strategy Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Commodity Strategy Subsidiary is in place. For the six months ended April 30, 2016, the amount of advisory fees waived was $39,720.

   The Global Trends Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Global Trends Subsidiary. In consideration of these services, the Global Trends Subsidiary pays SunAmerica a management fee at the annual rate of 1.10% of average daily net assets of the Global Trends Subsidiary.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)

   SunAmerica has contractually agreed to waive the management fee it receives from the Global Trends Fund in an amount equal to the management fee paid by the Global Trends Subsidiary to SunAmerica (the "Global Trends Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Global Trends Subsidiary is in place. For the six months ended April 30, 2016, the amount of advisory fees waived was $51,433.

   Pursuant to the Subadvisory Agreement between SunAmerica, Trajectory and the Trust (the "High Watermark Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities to Trajectory. Trajectory's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or reimbursement made by SunAmerica. SunAmerica has agreed to pay Trajectory a minimum annual fee equal to 0.20% of the 2020 High Watermark Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). Effective October 1, 2014, the High Watermark Subadvisory Agreement was amended with respect to the Minimum Fee (the "Minimum Fee Agreement"). In particular, effective as of October 1, 2015 until October 31, 2016, the Minimum Fee is equal to the greater of 0.20% of the Fund's average daily net assets, accrued daily and payable monthly, or $38,500 per month. The Minimum Fee will continue in effect for successive annual periods ending October 31, upon mutual agreement of SunAmerica and Trajectory, and subject to approval by the Board, including a majority of Trustees who are not parties to the High Watermark Subadvisory Agreement or interested persons of any such party. Payments to Trajectory for its services are made by SunAmerica, not by the Funds. Notwithstanding the Minimum Fee Agreement, the continuation of the Minimum Fee was most recently approved at the June 7, 2016 board meeting to continue in effect until October 31, 2017.

   Pursuant to the Subadvisory Agreement between SunAmerica and Wellington Management Company LLP ("Wellington") (the "Commodity Strategy Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of the Commodity Strategy Fund to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.40% of the average daily net assets of the Fund. Pursuant to a Subadvisory Agreement between SunAmerica and Wellington with respect to the Commodity Strategy Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Commodity Strategy Subsidiary to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.40% of average daily net assets of the Commodity Strategy Subsidiary. Payments to Wellington for its services are made by SunAmerica, not by the Fund. Wellington has contractually agreed to waive the subadvisory fee it receives with respect to the Commodity Strategy Fund in an amount equal to the subadvisory fee paid by SunAmerica to Wellington with respect to the Commodity Strategy Subsidiary. This waiver may not be terminated by Wellington and will remain in effect for as long as the contract with the Commodity Strategy Subsidiary is in place.

   Pursuant to the Subadvisory Agreement between SunAmerica and Wellington (the "Global Trends Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Global Trends Fund to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.45% of the average daily net assets of the Fund on the first $1 billion and 0.40% thereafter. Pursuant to a Subadvisory Agreement between SunAmerica and Wellington with respect to the Global Trends Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Global Trends Subsidiary to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.45% of average daily net assets of the Global Trends Subsidiary on the first $1 billion and 0.40% thereafter. Payments to Wellington for its services are made by SunAmerica, not by the Fund. Wellington has contractually agreed to waive the subadvisory fee it receives with respect to the Global Trends Fund in an amount equal to the subadvisory fee paid by SunAmerica to Wellington with respect to the Global Trends Subsidiary. This waiver may not be terminated by Wellington and will remain in effect for as long as Wellington's contract with the Global Trends Subsidiary is in place.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marisco Capital Management, LLC ("Marisco"), and the Subadvisory Agreement between SunAmerica and BAMCO, Inc. ("BAMCO"), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Growth Fund to Marisco and BAMCO. SunAmerica pays Marisco and BAMCO a fee equal to a percentage of the average daily total assets of the Fund allocated to each Subadviser. For the six months ended April 30, 2016, SunAmerica paid Marisco and BAMCO at an aggregate annual rate of 0.47% of the Fund's average daily total net assets. Marsico is responsible for managing the large-cap portion of the Fund and BAMCO is responsible for managing the small- and mid-cap portion of the Fund. Each subadviser is paid by SunAmerica and not the Fund.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   Pursuant to the Subadvisory Agreement between SunAmerica and Marisco and the Subadvisory Agreement between SunAmerica and Blackrock Investment Management, LLC ("Blackrock"), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Large-Cap Fund to Marisco and Blackrock. SunAmerica pays Marisco and Blackrock a fee equal to a percentage of the average daily total assets of the Fund allocated to each Subadviser. For the six months ended April 30, 2016, SunAmerica paid Marisco and Blackrock at an aggregate annual rate of 0.40% of the Fund's average daily total net assets. Marsico is responsible for managing the large-cap growth portion of the Fund and Blackrock is responsible for managing the large-cap value portion of the Fund. Each Subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the subadvisory agreement between SunAmerica and Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), SunAmerica has delegated a portion of portfolio management responsibilities of the Income Explorer Fund to Cohen & Steers. For its services under the Subadvisory Agreement, Cohen & Steers will receive a subadvisory fee at an annual rate of 0.40% of the average daily net assets on the first $200 million, 0.35% on the next $200 million and 0.30% thereafter of the portion of the Fund that it manages. Cohen and Steers is paid by SunAmerica and not by the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Cadence Capital Management, LLC ("Cadence"), SunAmerica has delegated a portion of portfolio management responsibilities of the Small-Cap Fund to Cadence. Cadence is responsible for managing the micro-cap growth portion of the Fund. For its services under the Subadvisory Agreement, Cadence will receive a subadvisory fee at an annual rate of 0.50% of the average daily net assets of the portion of the Fund that it manages. Cadence is paid by SunAmerica and not by the Fund.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Class's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual expense fee waivers and expense reimbursements will continue in effect indefinitely, unless terminated by the Trustees, including a majority of the Disinterested Trustees.

FUND                             PERCENTAGE
----                             ----------
2020 High Watermark Class A.....    1.65%
2020 High Watermark Class C.....    2.30
2020 High Watermark Class I.....    1.18
Commodity Strategy Class A......    1.72
Commodity Strategy Class C......    2.37
Commodity Strategy Class W......    1.52
Global Trends Class A...........    1.85
Global Trends Class C...........    2.50
Global Trends Class W...........    1.65
Focused Alpha Growth Class A....    1.72
Focused Alpha Growth Class C....    2.37
Focused Alpha Growth Class W....    1.52
Focused Alpha Large-Cap Class A.    1.72
Focused Alpha Large-Cap Class C.    2.37
Focused Alpha Large-Cap Class W.    1.52
Income Explorer Class A.........    1.72
Income Explorer Class C.........    2.37
Income Explorer Class W.........    1.52
Small-Cap Class A...............    1.72
Small-Cap Class C...............    2.37
Small-Cap Class W...............    1.52

   Any contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund, with the exception of the Subsidiary management fee waivers, are subject to recoupment from the Funds within two years after the occurrence of any such

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)

   waivers and/or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to increase the investment return to the Funds' investors or, with respect to the 2020 High Watermark Fund, to prevent an Early Closure Condition from occurring, however, it is under no obligation to do so and may discontinue such voluntary waivers at any time. The exact amount of such waivers and/or reimbursements may change on a day-to-day basis. For the six months ended April 30, 2016, SunAmerica voluntarily waived and/or reimbursed expenses in the amount of $60,385 for 2020 High Watermark Fund.

   For the six months ended April 30, 2016, pursuant to the contractual expense limitations referred above, SunAmerica has waived or reimbursed expenses as follows:

                                     OTHER
                                    EXPENSES
FUND                               REIMBURSED
----                             --------------
2020 High Watermark.............    $ 46,942
Commodity Strategy..............     103,112
Global Trends...................      11,802
Focused Alpha Growth............          --
Focused Alpha Large-Cap.........          --
Income Explorer.................      46,913
Small-Cap.......................          --

                                 CLASS SPECIFIC
                                    EXPENSES
FUND                               REIMBURSED
----                             --------------
2020 High Watermark Class A.....    $ 28,692
2020 High Watermark Class C.....      11,115
2020 High Watermark Class I.....      27,015
Commodity Strategy Class A......      52,793
Commodity Strategy Class C......      11,430
Commodity Strategy Class W......       9,473
Global Trends Class A...........      54,384
Global Trends Class C...........      18,061
Global Trends Class W...........      11,117
Focused Alpha Growth Class A....      17,847
Focused Alpha Growth Class C....       9,492
Focused Alpha Growth Class W....      11,684
Focused Alpha Large-Cap Class A.          --
Focused Alpha Large-Cap Class C.       7,076
Focused Alpha Large-Cap Class W.       6,677
Income Explorer Class A.........      35,579
Income Explorer Class C.........      13,440
Income Explorer Class W.........       8,096
Small-Cap Class A...............      60,056
Small-Cap Class C...............      12,549
Small-Cap Class W...............      11,986

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   For the six months ended April 30, 2016, the amounts recouped by SunAmerica are as follows:

                                     OTHER
                                    EXPENSES
FUND                                RECOUPED
----                             --------------
2020 High Watermark.............    $    --
Commodity Strategy..............         --
Global Trends...................         --
Focused Alpha Growth............         --
Focused Alpha Large-Cap.........         --
Income Explorer.................         --
Small-Cap.......................         --

                                 CLASS SPECIFIC
                                    EXPENSES
FUND                                RECOUPED
----                             --------------
2020 High Watermark Class A.....    $    --
2020 High Watermark Class C.....         --
2020 High Watermark Class I.....         --
Commodity Strategy Class A......         --
Commodity Strategy Class C......         --
Commodity Strategy Class W......         --
Global Trends Class A...........         --
Global Trends Class C...........         --
Global Trends Class W...........         --
Focused Alpha Growth Class A....     17,847
Focused Alpha Growth Class C....      9,492
Focused Alpha Growth Class W....      1,098
Focused Alpha Large-Cap Class A.         --
Focused Alpha Large-Cap Class C.      7,076
Focused Alpha Large-Cap Class W.         --
Income Explorer Class A.........         --
Income Explorer Class C.........         --
Income Explorer Class W.........         --
Small-Cap Class A...............         --
Small-Cap Class C...............         --
Small-Cap Class W...............         --

   At April 30, 2016, expenses previously waived and/or reimbursed by SunAmerica that are subject to recoupment and expire during the time periods indicated are as follows:

                                    OTHER EXPENSES REIMBURSED
                         ------------------------------------------------
FUND                     OCTOBER 31, 2016 OCTOBER 31, 2017 APRIL 30, 2018
----                     ---------------- ---------------- --------------
2020 High Watermark.....     $38,189          $ 83,215        $ 46,943
Commodity Strategy......          --           149,288         103,112
Global Trends...........      21,547            30,455          11,802
Focused Alpha Growth....          --                --              --
Focused Alpha Large-Cap.          --                --              --
Income Explorer.........       9,755            26,895          46,913
Small-Cap...............      12,256            61,128              --

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


                                        CLASS SPECIFIC EXPENSES REIMBURSED
                                 ------------------------------------------------
FUND                             OCTOBER 31, 2016 OCTOBER 31, 2017 APRIL 30, 2018
----                             ---------------- ---------------- --------------
2020 High Watermark Class A.....     $25,045          $ 50,091        $28,692
2020 High Watermark Class C.....      10,359            19,568         11,115
2020 High Watermark Class I.....      32,352            62,172         27,015
Commodity Strategy Class A......      41,037           107,305         52,793
Commodity Strategy Class C......      14,584            28,495         11,430
Commodity Strategy Class W......      12,733            25,211          9,473
Global Trends Class A...........      62,864            89,721         54,384
Global Trends Class C...........      20,226            34,182         18,061
Global Trends Class W...........      11,872            19,966         11,117
Focused Alpha Growth Class A....          --                --             --
Focused Alpha Growth Class C....          --                --             --
Focused Alpha Growth Class W....          --                --         10,586
Focused Alpha Large-Cap Class A.          --                --             --
Focused Alpha Large-Cap Class C.          --                --             --
Focused Alpha Large-Cap Class W.       3,549             5,914          6,677
Income Explorer Class A.........      27,114            68,680         35,579
Income Explorer Class C.........       7,687            21,003         13,440
Income Explorer Class W.........       6,153            13,428          8,096
Small-Cap Class A...............      47,946           111,598         60,056
Small-Cap Class C...............       9,588            16,630         12,549
Small-Cap Class W...............       9,486            15,848         11,986

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. For the six months ended April 30, 2016, ACS received fees based upon the aforementioned rates (see Statement of Operations).

   The Trust, on behalf of the 2020 High Watermark Fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and shareholder services to Class I shareholders. For the six months ended April 30, 2016, ACS earned fees based upon the aforementioned rates (see Statement of Operations). The Trust, on behalf of the Commodity Strategy, Global Trends, Focused Alpha Growth, Focused Alpha Large-Cap, Income Explorer and Small-Cap Funds, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the six months ended April 30, 2016, ACS earned fees based upon the aforementioned rates (see Statement of Operations).

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and nonaffiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)

   certain redemptions of each Fund's Class A and Class C shares. ACS has advised the Funds that for the six months ended April 30, 2016, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                        CLASS A                    CLASS A       CLASS C
                         -------------------------------------- ------------- -------------
                                                                 CONTINGENT    CONTINGENT
                          SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED
FUND                     CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES
----                     -------- -------------- -------------- ------------- -------------
2020 High Watermark..... $     --    $     --       $     --       $   --        $   --
Commodity Strategy......   19,135       3,588         12,671           --             1
Global Trends...........    4,969       3,114          1,140        2,113           104
Focused Alpha Growth....  380,753     174,552        148,194        1,722         4,484
Focused Alpha Large-Cap.  168,386      76,041         67,295            5         2,846
Income Explorer.........    4,578       3,387            502           --            48
Small-Cap...............   13,520       9,997          1,574           --             8

   The Trust has entered into a Service Agreement with SunAmerica Fund
   Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of daily net assets. For the six months ended April 30, 2016, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                            PAYABLE AT
FUND                             EXPENSES APRIL 30, 2016
----                             -------- --------------
2020 High Watermark Class A..... $ 22,718    $ 3,724
2020 High Watermark Class C.....    3,399        461
2020 High Watermark Class I.....    8,745      1,420
Commodity Strategy Class A......   37,488      6,580
Commodity Strategy Class C......    4,333        667
Commodity Strategy Class W......    2,402        364
Global Trends Class A...........   34,793      5,955
Global Trends Class C...........    7,629      1,134
Global Trends Class W...........    2,666        387
Focused Alpha Growth Class A....  448,230     73,026
Focused Alpha Growth Class C....  102,317     16,467
Focused Alpha Growth Class W....   42,758      6,063
Focused Alpha Large-Cap Class A.  496,490     80,570
Focused Alpha Large-Cap Class C.  128,572     20,977
Focused Alpha Large-Cap Class W.   12,997      1,793
Income Explorer Class A.........   23,701      4,072
Income Explorer Class C.........    2,972        467
Income Explorer Class W.........      483        100
Small-Cap Class A...............   49,716      8,102
Small-Cap Class C...............      668        134
Small-Cap Class W...............      288         52

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   At April 30, 2016, SunAmerica Series, Inc. Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio ("Strategy Portfolios"), VALIC, an affiliate of the Adviser, through their insurance company separate accounts, and shares held through Pershing LLC, in a brokerage account for customers of the broker-dealers within Advisor Group, Inc. ("Advisor Group"), an affiliate of the Adviser+, owned 5% or more of the outstanding shares of the following Funds:

                                                  HOLDER
                         --------------------------------------------------------
                         FOCUSED BALANCED FOCUSED MULTI-ASSET
FUND                      STRATEGY FUND      STRATEGY FUND    PERSHING LLC   VALIC
----                     ---------------- ------------------- ------------ -------
2020 High Watermark.....        -- %               -- %          20.36%     25.27%
Commodity Strategy......         --              59.13              --         --
Global Trends...........      12.49              32.28            6.55         --
Focused Alpha Growth....         --               5.57           11.42         --
Focused Alpha Large-Cap.         --               5.38           10.33         --
Income Explorer.........      12.18              55.03              --         --
Small-Cap...............      33.08              61.32              --         --

   The Strategy Portfolios do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.
--------
+  As of May 6, 2016, Advisor Group is no longer an affiliate of the Adviser.

Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2016 were as follows:

                            PURCHASES         SALES
                          OF PORTFOLIO    OF PORTFOLIO
                           SECURITIES      SECURITIES    PURCHASES    SALES
                         (EXCLUDING U.S. (EXCLUDING U.S.  OF U.S.    OF U.S.
                           GOVERNMENT      GOVERNMENT    GOVERNMENT GOVERNMENT
FUND                       SECURITIES      SECURITIES    SECURITIES SECURITIES
----                     --------------- --------------- ---------- ----------
2020 High Watermark.....  $         --    $         --   $       -- $4,189,815
Commodity Strategy......       330,281          70,389    1,198,777  4,197,170
Global Trends...........            --              --           --         --
Focused Alpha Growth....    76,658,274     124,377,172           --         --
Focused Alpha Large-Cap.   134,370,379     174,625,008           --         --
Income Explorer.........     5,651,164       3,430,292           --         --
Small-Cap...............    14,359,973      17,578,544           --         --

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily due to taxable income from a wholly-owned foreign subsidiary, amortization of organizational costs, late year ordinary loss deferral, partnership investments, investments in passive foreign investment companies, wash sales and derivative transactions.

                                  DISTRIBUTABLE EARNINGS              TAX DISTRIBUTIONS
                         ----------------------------------------  ------------------------
                                        FOR THE YEAR ENDED OCTOBER 31, 2015
                         ------------------------------------------------------------------
                                      LONG-TERM      UNREALIZED
                          ORDINARY  GAINS/CAPITAL   APPRECIATION    ORDINARY    LONG-TERM
FUND                       INCOME   LOSS CARRYOVER (DEPRECIATION)*   INCOME   CAPITAL GAINS
----                     ---------- -------------- --------------- ---------- -------------
2020 High Watermark..... $  672,320  $(15,823,109)  $  3,710,590   $  925,512  $        --
Commodity Strategy#.....         --   (83,767,446)    (9,183,762)          --           --
Global Trends#..........    900,269       744,486    (16,206,515)          --      741,688
Focused Alpha Growth....         --    70,160,201    113,243,676           --   19,252,365
Focused Alpha Large-Cap.         --    61,020,403     75,251,167           --   39,705,604
Income Explorer.........     52,644      (857,422)    (1,646,868)   1,670,168      605,712
Small-Cap...............  1,752,762     2,196,447        826,953           --           --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
#  Consolidated; See Note 2

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   As of October 31, 2015, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                          CAPITAL LOSS CARRYFORWARD+       UNLIMITED+
                          -------------------------- -----------------------
FUND                         2016          2017          ST          LT
----                       -----------   ----------  ----------- -----------
2020 High Watermark...... $14,508,684   $1,314,425   $        -- $        --
Commodity Strategy#......                       --    51,867,982  31,899,464
Global Trends#...........          --           --            --          --
Focused Alpha Growth*....  21,771,727           --            --          --
Focused Alpha Large-Cap*.  93,316,325           --            --          --
Income Explorer..........          --           --       820,121      37,301
Small-Cap................          --           --            --          --

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are effective for taxable years beginning after the date of enactment. Under the Act, the funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment without expiration. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.
* Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of the capital losses will be available for use. As of April 30, 2016, based on current tax law, the Focused Alpha Growth, and Focused Alpha Large-Cap have $21,539,776 and $77,411,175, respectively, of capital losses that will not be available for use.

   Under the current tax law, late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended October 31, 2015 the Funds elected to defer late year ordinary losses as follows:

                         DEFERRED LATE YEAR
FUND                       ORDINARY LOSS
----                     ------------------
2020 High Watermark.....     $       --
Commodity Strategy#.....        346,075
Global Trends#..........             --
Focused Alpha Growth....      6,002,237
Focused Alpha Large-Cap.      3,033,487
Income Explorer.........             --
Small-Cap...............             --

--------
#  Consolidated; See Note 2.

   At April 30, 2016, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                          AGGREGATE    AGGREGATE         NET
                          UNREALIZED   UNREALIZED    UNREALIZED     COST OF
FUND                         GAIN         LOSS       GAIN/(LOSS)  INVESTMENTS
----                     ------------ ------------  ------------  ------------
2020 High Watermark..... $  3,269,211 $    (36,915) $  3,232,296  $ 27,660,172
Commodity Strategy#.....       50,333   (9,194,452)   (9,144,119)   53,374,288
Global Trends#..........           --  (16,167,001)  (16,167,001)   56,028,487
Focused Alpha Growth....  113,230,798  (20,175,150)   93,055,648   422,586,901
Focused Alpha Large-Cap.   67,859,856  (26,134,712)   41,725,144   515,071,359
Income Explorer.........       74,103   (1,440,885)   (1,366,782)   27,252,010
Small-Cap...............    5,656,561   (5,589,428)       67,133    46,454,312

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                          2020 HIGH WATERMARK FUND
                         ------------------------------------------------------------------------------------------
                                CLASS A                CLASS A                CLASS C                CLASS C
                         ---------------------  ---------------------  ---------------------  ---------------------
                                FOR THE                                       FOR THE
                            SIX MONTHS ENDED           FOR THE            SIX MONTHS ENDED           FOR THE
                             APRIL 30, 2016           YEAR ENDED           APRIL 30, 2016           YEAR ENDED
                              (UNAUDITED)          OCTOBER 31, 2015         (UNAUDITED)          OCTOBER 31, 2015
                         ---------------------  ---------------------  ---------------------  ---------------------
                          SHARES      AMOUNT     SHARES      AMOUNT     SHARES      AMOUNT     SHARES      AMOUNT
                         --------  -----------  --------  -----------  --------  -----------  --------  -----------
Shares sold(1)(2).......  106,378  $   957,492   113,287  $ 1,032,439     1,917  $    17,435        12  $       109
Reinvested shares.......   55,864      495,515    61,595      558,047     6,367       56,789     8,217       74,694
Shares redeemed(1)(2)... (242,830)  (2,193,187) (436,494)  (3,991,820) (147,731)  (1,335,975) (155,907)  (1,423,286)
                         --------  -----------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease).  (80,588) $  (740,180) (261,612) $(2,401,334) (139,447) $(1,261,751) (147,678) $(1,348,483)
                         ========  ===========  ========  ===========  ========  ===========  ========  ===========

                                   2020 HIGH WATERMARK FUND
                         --------------------------------------------
                                CLASS I                CLASS I
                         ---------------------  ---------------------
                                FOR THE
                            SIX MONTHS ENDED           FOR THE
                             APRIL 30, 2016           YEAR ENDED
                              (UNAUDITED)          OCTOBER 31, 2015
                         ---------------------  ---------------------
                          SHARES      AMOUNT     SHARES      AMOUNT
                         --------  -----------  --------  -----------
Shares sold.............       --  $        --        --  $        --
Reinvested shares.......   26,398      234,154    31,319      283,749
Shares redeemed.........  (62,354)    (564,128) (225,263)  (2,063,542)
                         --------  -----------  --------  -----------
Net increase (decrease).  (35,956) $  (329,974) (193,944) $(1,779,793)
                         ========  ===========  ========  ===========

--------
(1)For the six months ended April 30, 2016, includes automatic conversion of 21,294 shares of Class C shares in the amount of $192,483 to 21,359 shares of Class A shares in the amount of $192,483.
(2)For the year ended October 31, 2015, includes automatic conversion of 34,992 shares of Class C shares in the amount of $320,093 to 35,041 shares of Class A shares in the amount of $320,093.

                                                            COMMODITY STRATEGY FUND#
                         ----------------------------------------------------------------------------------------------
                                 CLASS A                  CLASS A                 CLASS C                CLASS C
                         ----------------------  ------------------------  ---------------------  ---------------------
                                 FOR THE                                          FOR THE
                            SIX MONTHS ENDED              FOR THE             SIX MONTHS ENDED           FOR THE
                             APRIL 30, 2016             YEAR ENDED             APRIL 30, 2016           YEAR ENDED
                               (UNAUDITED)           OCTOBER 31, 2015           (UNAUDITED)          OCTOBER 31, 2015
                         ----------------------  ------------------------  ---------------------  ---------------------
                           SHARES      AMOUNT      SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                         ---------  -----------  ----------  ------------  --------  -----------  --------  -----------
Shares sold............. 1,049,905  $ 7,088,385     348,500  $  2,628,104    11,619  $    74,081    35,830  $   265,428
Reinvested shares.......        --           --          --            --        --           --        --           --
Shares redeemed.........  (469,655)  (3,086,804) (1,472,825)  (11,066,443) (183,136)  (1,171,009) (510,812)  (3,757,769)
                         ---------  -----------  ----------  ------------  --------  -----------  --------  -----------
Net increase
 (decrease).............   580,250  $ 4,001,581  (1,124,325) $ (8,438,339) (171,517) $(1,096,928) (474,982) $(3,492,341)
                         =========  ===========  ==========  ============  ========  ===========  ========  ===========

                                     COMMODITY STRATEGY FUND#
                         ------------------------------------------------
                                 CLASS W                  CLASS W
                         ----------------------  ------------------------
                                 FOR THE
                            SIX MONTHS ENDED              FOR THE
                             APRIL 30, 2016             YEAR ENDED
                               (UNAUDITED)           OCTOBER 31, 2015
                         ----------------------  ------------------------
                           SHARES      AMOUNT      SHARES       AMOUNT
                         ---------  -----------  ----------  ------------
Shares sold.............     6,323  $    41,546      64,340  $    490,254
Reinvested shares.......        --           --          --            --
Shares redeemed.........  (110,728)    (734,264)   (944,529)   (7,176,725)
                         ---------  -----------  ----------  ------------
Net increase (decrease).  (104,405) $  (692,718)   (880,189) $ (6,686,471)
                         =========  ===========  ==========  ============

--------
#  Consolidated; See Note 2

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


                                                       GLOBAL TRENDS FUND#
                   ------------------------------------------------------------------------------------------
                          CLASS A                CLASS A                CLASS C                CLASS C
                   ---------------------  ---------------------  ---------------------  ---------------------
                          FOR THE                                       FOR THE
                      SIX MONTHS ENDED           FOR THE            SIX MONTHS ENDED           FOR THE
                       APRIL 30, 2016           YEAR ENDED           APRIL 30, 2016           YEAR ENDED
                        (UNAUDITED)          OCTOBER 31, 2015         (UNAUDITED)          OCTOBER 31, 2015
                   ---------------------  ---------------------  ---------------------  ---------------------
                    SHARES      AMOUNT     SHARES      AMOUNT     SHARES      AMOUNT     SHARES      AMOUNT
                   --------  -----------  --------  -----------  --------  -----------  --------  -----------
Shares sold.......  543,909  $ 7,045,409   277,178  $ 3,786,693    11,688  $   146,243    54,807  $   729,651
Reinvested shares.   95,097    1,208,678    36,028      474,484    16,872      208,378     8,915      115,010
Shares redeemed... (386,460)  (4,957,777) (591,187)  (8,069,855) (142,393)  (1,768,435) (318,403)  (4,240,478)
                   --------  -----------  --------  -----------  --------  -----------  --------  -----------
Net increase
 (decrease).......  252,546  $ 3,296,310  (277,981) $(3,808,678) (113,833) $(1,413,814) (254,681) $(3,395,817)
                   ========  ===========  ========  ===========  ========  ===========  ========  ===========

                                GLOBAL TRENDS FUND#
                   --------------------------------------------
                          CLASS W                CLASS W
                   ---------------------  ---------------------
                          FOR THE
                      SIX MONTHS ENDED           FOR THE
                       APRIL 30, 2016           YEAR ENDED
                        (UNAUDITED)          OCTOBER 31, 2015
                   ---------------------  ---------------------
                    SHARES      AMOUNT     SHARES      AMOUNT
                   --------  -----------  --------  -----------
Shares sold.......   10,666  $   141,206    58,113  $   800,404
Reinvested shares.    4,075       52,287     3,620       48,036
Shares redeemed...  (58,760)    (757,812) (358,082)  (4,922,481)
                   --------  -----------  --------  -----------
Net increase
 (decrease).......  (44,019) $  (564,319) (296,349) $(4,074,041)
                   ========  ===========  ========  ===========

--------
#  Consolidated; See Note 2.

                                                        FOCUSED ALPHA GROWTH FUND
                   --------------------------------------------------------------------------------------------------
                            CLASS A                   CLASS A                  CLASS C                 CLASS C
                   ------------------------  ------------------------  ----------------------  ----------------------
                            FOR THE                                            FOR THE
                       SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED             FOR THE
                        APRIL 30, 2016              YEAR ENDED             APRIL 30, 2016            YEAR ENDED
                          (UNAUDITED)            OCTOBER 31, 2015            (UNAUDITED)          OCTOBER 31, 2015
                   ------------------------  ------------------------  ----------------------  ----------------------
                     SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
                   ----------  ------------  ----------  ------------  --------  ------------  --------  ------------
Shares sold.......    833,262  $ 19,757,471   2,341,866  $ 62,770,690   440,803  $ 10,092,288   698,460  $ 18,310,397
Reinvested shares.  2,086,895    49,271,589     515,643    13,190,143   475,574    10,885,885   109,395     2,741,436
Shares redeemed... (2,070,046)  (48,361,551) (3,409,102)  (91,538,691) (723,455)  (16,279,281) (892,502)  (23,450,106)
                   ----------  ------------  ----------  ------------  --------  ------------  --------  ------------
Net increase
 (decrease).......    850,111  $ 20,667,509    (551,593) $(15,577,858)  192,922  $  4,698,892   (84,647) $ (2,398,273)
                   ==========  ============  ==========  ============  ========  ============  ========  ============

                                FOCUSED ALPHA GROWTH FUND
                   --------------------------------------------------
                            CLASS W                   CLASS W
                   ------------------------  ------------------------
                            FOR THE
                       SIX MONTHS ENDED               FOR THE
                        APRIL 30, 2016              YEAR ENDED
                          (UNAUDITED)            OCTOBER 31, 2015
                   ------------------------  ------------------------
                     SHARES       AMOUNT       SHARES       AMOUNT
                   ----------  ------------  ----------  ------------
Shares sold.......    265,442  $  6,319,056   1,261,165  $ 33,349,625
Reinvested shares.    152,156     3,624,366      36,897       949,364
Shares redeemed... (1,159,386)  (29,057,352) (1,203,626)  (32,618,836)
                   ----------  ------------  ----------  ------------
Net increase
 (decrease).......   (741,788) $(19,113,930)     94,436  $  1,680,153
                   ==========  ============  ==========  ============

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


                                                      FOCUSED ALPHA LARGE-CAP FUND
                   --------------------------------------------------------------------------------------------------
                            CLASS A                   CLASS A                  CLASS C                 CLASS C
                   ------------------------  ------------------------  ----------------------  ----------------------
                            FOR THE                                            FOR THE
                       SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED             FOR THE
                        APRIL 30, 2016              YEAR ENDED             APRIL 30, 2016            YEAR ENDED
                          (UNAUDITED)            OCTOBER 31, 2015            (UNAUDITED)          OCTOBER 31, 2015
                   ------------------------  ------------------------  ----------------------  ----------------------
                     SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
                   ----------  ------------  ----------  ------------  --------  ------------  --------  ------------
Shares sold.......    336,288  $  7,862,713   1,123,842  $ 29,995,536   476,280  $ 10,926,475   361,163  $  9,368,513
Reinvested shares.  1,903,274    45,031,465   1,155,686    29,527,767   489,357    11,245,418   276,282     6,920,866
Shares redeemed... (1,755,326)  (41,718,188) (2,759,076)  (73,779,186) (632,826)  (14,181,330) (559,938)  (14,622,155)
                   ----------  ------------  ----------  ------------  --------  ------------  --------  ------------
Net increase
 (decrease).......    484,236  $ 11,175,990    (479,548) $(14,255,883)  332,811  $  7,990,563    77,507  $  1,667,224
                   ==========  ============  ==========  ============  ========  ============  ========  ============

                              FOCUSED ALPHA LARGE-CAP FUND
                   --------------------------------------------------
                            CLASS W                   CLASS W
                   ------------------------  ------------------------
                            FOR THE
                       SIX MONTHS ENDED               FOR THE
                        APRIL 30, 2016              YEAR ENDED
                          (UNAUDITED)            OCTOBER 31, 2015
                   ------------------------  ------------------------
                     SHARES       AMOUNT       SHARES       AMOUNT
                   ----------  ------------  ----------  ------------
Shares sold.......    106,296  $  2,562,626     604,990  $ 16,448,875
Reinvested shares.     29,899       713,684      12,693       326,467
Shares redeemed...   (343,587)   (8,482,832)   (295,808)   (8,007,211)
                   ----------  ------------  ----------  ------------
Net increase
 (decrease).......   (207,392) $ (5,206,522)    321,875  $  8,768,131
                   ==========  ============  ==========  ============

                                                          INCOME EXPLORER FUND
                   --------------------------------------------------------------------------------------------------
                            CLASS A                   CLASS A                  CLASS C                 CLASS C
                   ------------------------  ------------------------  ----------------------  ----------------------
                            FOR THE                                            FOR THE
                       SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED             FOR THE
                        APRIL 30, 2016              YEAR ENDED             APRIL 30, 2016            YEAR ENDED
                          (UNAUDITED)            OCTOBER 31, 2015            (UNAUDITED)          OCTOBER 31, 2015
                   ------------------------  ------------------------  ----------------------  ----------------------
                     SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
                   ----------  ------------  ----------  ------------  --------  ------------  --------  ------------
Shares sold.......    286,270  $  3,890,648     146,313  $  2,171,519    13,875  $    183,867   108,877  $  1,602,555
Reinvested shares.     36,798       490,307     133,024     1,922,461     3,688        49,093    13,946       201,065
Shares redeemed...   (134,935)   (1,807,722)   (317,662)   (4,691,877)  (51,583)     (687,346)  (78,387)   (1,121,313)
                   ----------  ------------  ----------  ------------  --------  ------------  --------  ------------
Net increase
 (decrease).......    188,133  $  2,573,233     (38,325) $   (597,897)  (34,020) $   (454,386)   44,436  $    682,307
                   ==========  ============  ==========  ============  ========  ============  ========  ============

                                  INCOME EXPLORER FUND
                   --------------------------------------------------
                            CLASS W                   CLASS W
                   ------------------------  ------------------------
                            FOR THE
                       SIX MONTHS ENDED               FOR THE
                        APRIL 30, 2016              YEAR ENDED
                          (UNAUDITED)            OCTOBER 31, 2015
                   ------------------------  ------------------------
                     SHARES       AMOUNT       SHARES       AMOUNT
                   ----------  ------------  ----------  ------------
Shares sold.......     11,789  $    157,500       8,792  $    131,000
Reinvested shares.        795        10,638       3,040        43,923
Shares redeemed...     (2,195)      (28,724)    (13,813)     (197,699)
                   ----------  ------------  ----------  ------------
Net increase
 (decrease).......     10,389  $    139,414      (1,981) $    (22,776)
                   ==========  ============  ==========  ============

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


                                                    SMALL-CAP FUND
                   --------------------------------------------------------------------------------
                          CLASS A                CLASS A              CLASS C           CLASS C
                   ---------------------  ---------------------  ----------------  ----------------
                          FOR THE                                     FOR THE
                      SIX MONTHS ENDED           FOR THE         SIX MONTHS ENDED       FOR THE
                       APRIL 30, 2016           YEAR ENDED        APRIL 30, 2016      YEAR ENDED
                        (UNAUDITED)          OCTOBER 31, 2015       (UNAUDITED)    OCTOBER 31, 2015
                   ---------------------  ---------------------  ----------------  ----------------
                    SHARES      AMOUNT     SHARES      AMOUNT    SHARES   AMOUNT   SHARES   AMOUNT
                   --------  -----------  --------  -----------  ------  --------  ------  --------
Shares sold.......  214,403  $ 2,964,657   353,728  $ 6,045,998  18,495  $267,541  16,923  $278,649
Reinvested shares.  265,839    3,878,586        --           --   3,219    46,349      --        --
Shares redeemed... (541,811)  (8,049,852) (436,173)  (7,188,612) (1,875)  (26,179)   (180)   (2,879)
                   --------  -----------  --------  -----------  ------  --------  ------  --------
Net increase
 (decrease).......  (61,569) $(1,206,609)  (82,445) $(1,142,614) 19,839  $287,711  16,743  $275,770
                   ========  ===========  ========  ===========  ======  ========  ======  ========

                                  SMALL-CAP FUND
                   --------------------------------------------
                          CLASS W                CLASS W
                   ---------------------  ---------------------
                          FOR THE
                      SIX MONTHS ENDED           FOR THE
                       APRIL 30, 2016           YEAR ENDED
                        (UNAUDITED)          OCTOBER 31, 2015
                   ---------------------  ---------------------
                    SHARES      AMOUNT     SHARES      AMOUNT
                   --------  -----------  --------  -----------
Shares sold.......   11,652  $   191,793        --  $        --
Reinvested shares.    1,654       24,229        --           --
Shares redeemed...       --           --      (647)     (10,745)
                   --------  -----------  --------  -----------
Net increase
 (decrease).......   13,306  $   216,022      (647) $   (10,745)
                   ========  ===========  ========  ===========

   On September 13, 2010, the SunAmerica Focused Alpha Growth Fund, Inc. announced its intention to conduct an in-kind tender offer to acquire up to 30% of the SunAmerica Focused Alpha Growth Fund, Inc. outstanding shares at a price equal to 98.5% of the SunAmerica Focused Alpha Growth Fund, Inc. net asset value (NAV) per share in exchange for a pro rata distribution of the SunAmerica Focused Alpha Growth Fund, Inc. portfolio securities (subject to certain exceptions, including paying cash in lieu of fractional shares and paying cash in lieu of delivering any "odd lot" of portfolio securities (i.e., fewer than 100 shares) to a participating shareholder). The in-kind tender offer commenced on October 7, 2010 and expired at 5:00 p.m. eastern time on November 18, 2010.

   In accordance with the terms of the in-kind tender offer, the SunAmerica Focused Alpha Growth Fund, Inc. accepted 6,106,571 properly tendered shares, representing 30% of the SunAmerica Focused Alpha Growth Fund, Inc. outstanding shares of common stock, at a price per share of $17.96, which is equal to 98.5% of the SunAmerica Focused Alpha Growth Fund, Inc. net asset value per share as of the close of regular trading on the New York Stock Exchange on November 19, 2010. The total value of the assets of the SunAmerica Focused Alpha Growth Fund, Inc. distributed in payment for such properly tendered shares accepted was $109,674,015. Because the number of shares tendered exceeded 30% of the SunAmerica Focused Alpha Growth Fund, Inc. outstanding shares of common stock, the SunAmerica Focused Alpha Growth Fund, Inc. purchased tendered shares on a pro rata basis. Accordingly, on a pro rata basis, approximately 44.2% of the shares properly tendered by each participating shareholder were accepted for payment. As a result of the in-kind tender offer, the SunAmerica Focused Alpha Growth Fund, Inc. recorded net realized gains of $26,382,332 for financial statement purposes.

   On September 13, 2010, the SunAmerica Focused Alpha Large-Cap Fund, Inc. announced its intention to conduct an in-kind tender offer to acquire up to 25% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. outstanding shares at a price equal to 98.5% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. net asset value (NAV) per share in exchange for a pro rata distribution of the SunAmerica Focused Alpha Large-Cap Fund, Inc. portfolio securities (subject to certain exceptions, including paying cash in lieu of fractional shares and paying cash in lieu of delivering any "odd lot" of portfolio securities (i.e., fewer than 100 shares) to a participating shareholder). The in-kind tender offer commenced on October 7, 2010 and expired at 5:00 p.m. Eastern time on November 18, 2010.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


   In accordance with the terms of the in-kind tender offer, the SunAmerica Focused Alpha Large-Cap Fund, Inc. accepted 2,413,809 properly tendered shares, representing 25% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. outstanding shares of common stock, at a price per share of $16.64, which is equal to 98.5% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. net asset value per share as of the close of regular trading on the New York Stock Exchange on November 19, 2010. 98.5% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. net asset value (NAV) per share in exchange for a pro rata distribution of the SunAmerica Focused Alpha Large-Cap Fund, Inc. portfolio securities (subject to certain exceptions, including paying cash in lieu of fractional shares and paying cash in lieu of delivering any "odd lot" of portfolio securities (i.e., fewer than 100 shares) to a participating shareholder). The in-kind tender offer commenced on October 7, 2010 and expired at 5:00 p.m. Eastern time on November 18, 2010.

   In accordance with the terms of the in-kind tender offer, the SunAmerica Focused Alpha Large-Cap Fund, Inc. accepted 2,413,809 properly tendered shares, representing 25% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. outstanding shares of common stock, at a price per share of $16.64, which is equal to 98.5% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. net asset value per share as of the close of regular trading on the New York Stock Exchange on November 19, 2010. The total value of the assets of the SunAmerica Focused Alpha Large-Cap Fund, Inc. distributed in payment for such properly tendered shares accepted was $40,165,782. Because the number of shares tendered exceeded 25% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. outstanding shares of common stock, the SunAmerica Focused Alpha Large-Cap Fund, Inc. purchased tendered shares on a pro rata basis. Accordingly, on a pro rata basis, approximately 33.3% of the shares properly tendered by each participating shareholder were accepted for payment. As a result of the in-kind tender offer, the Focused Alpha Large-Cap Fund, Inc. recorded net realized gains of $6,723,429 for financial statement purposes.

Note 8. Line of Credit

   The Trust, along with certain other funds managed by the Adviser and exclusive of the 2020 High Watermark Fund, Commodity Strategy Fund and Global Trends Fund, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The 2020 High Watermark Fund, Commodity Strategy Fund and Global Trends Fund have access to a $10 million committed secured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust's custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed lines of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the lines of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended April 30, 2016, the following Funds had borrowings:

                                                           WEIGHTED
                            DAYS     INTEREST AVERAGE DEBT AVERAGE
FUND                     OUTSTANDING CHARGES    UTILIZED   INTEREST
----                     ----------- -------- ------------ --------
Focused Alpha Growth....     36       $1,995   $1,203,055    1.66%
Focused Alpha Large-Cap.     33        1,066      698,073    1.67
Small-Cap...............      3           20      145,131    1.67

   At April 30, 2016, the following Funds had outstanding borrowings:

Focused Alpha Growth.... $444,353
Focused Alpha Large-Cap.  813,565

Note 9. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds have been reduced. For the six months ended April 30, 2016, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2016 -- (UNAUDITED)
        (CONTINUED)


Note 10. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

   For the six months ended April 30, 2016, none of the Funds participated in this program.

Note 11. Investment Concentration

   Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the 2020 High Watermark and the Commodity Strategy Funds' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

   The Commodity Strategy Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Note 12. Security Transactions with Affiliated Portfolios

   The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended April 30, 2016, no Funds engaged in security transactions with affiliated Funds.

[LOGO] SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES                       OTHER INFORMATION                          This report is submitted solely for the
 Richard W. Grant                        The most recent annual and/or quar-        general information of shareholders of
 Peter A. Harbeck                        terly report of Prudential Financial,      the Funds. Distribution of this report
 Dr. Judith L. Craven                    Inc. and Prudential Global Funding,        to persons other than shareholders of
 William F. Devin                        Inc. is available without charge by call-  the Funds is authorized only in con-
 Stephen J. Gutman                       ing (800) 858-8850.                        nection with a currently effective pro-
 William J. Shea                         VOTING PROXIES ON FUND PORTFOLIO           spectus, setting forth details of the
OFFICERS                                 SECURITIES                                 Funds, which must precede or accom-
 John T. Genoy, President and Chief      A description of the policies and proce-   pany this report.
   Executive Officer                     dures that the Trust uses to determine     DELIVERY OF SHAREHOLDER DOCUMENTS
 Kara Murphy, Vice President             how to vote proxies related to securities  The Funds have adopted a policy that
 James Nichols, Vice President           held in a Fund's portfolio, which is       allows them to send only one copy of a
 Katherine Stoner, Vice President and    available in the Trust's Statement of      Fund's prospectus, proxy material,
   Chief Compliance Officer              Additional Information, may be ob-         annual report and semi-annual report
 Gregory N. Bressler, Secretary          tained without charge upon request, by     (the "shareholder documents") to
 Gregory R. Kingston, Treasurer          calling (800) 858-8850. The in-            shareholders with multiple accounts
 Kathleen Fuentes, Chief Legal Officer   formation is also available from the       residing at the same "household." This
   and Assistant Secretary               EDGAR database on the U.S. Secu-           practice is called householding and
 Matthew J. Hackethal, Anti-Money        rities and Exchange Commission's           reduces Fund expenses, which benefits
   Laundering Compliance Officer         website at http://www.sec.gov.             you and other shareholders. Unless the
 Shawn Parry, Vice President and         PROXY VOTING RECORD ON FUND                Funds receive instructions to the con-
   Assistant Treasurer                   PORTFOLIO SECURITIES                       trary, you will only receive one copy of
 Donna McManus, Vice President and       Information regarding how the Trust        the shareholder documents. The Funds
   Assistant Treasurer                   voted proxies related to securities held   will continue to household the share-
INVESTMENT ADVISER                       in the Funds during the most recent        holder documents indefinitely, until we
 SunAmerica Asset Management, LLC        twelve month period ended June 30 is       are instructed otherwise. If you do not
 Harborside Financial Center             available, once filed with the U.S.        wish to participate in householding
 3200 Plaza 5                            Securities and Exchange Commission,        please contact Shareholder Services at
 Jersey City, NJ 07311-4992              without charge, upon request, by call-     (800) 858-8850 ext. 6010 or send a
DISTRIBUTOR                              ing (800) 858-8850 or on the U.S.          written request with your name, the
 AIG Capital Services, Inc.              Securities and Exchange Commission         name of your fund(s) and your account
 Harborside Financial Center             website at http://www.sec.gov.             number(s) to SunAmerica Mutual
 3200 Plaza 5                            DISCLOSURE OF QUARTERLY PORTFOLIO          Funds c/o BFDS, P.O. Box 219186,
 Jersey City, NJ 07311-4992              HOLDINGS                                   Kansas City MO, 64121-9186. We
SHAREHOLDER SERVICING AGENT              The Trust is required to file its com-     will resume individual mailings for
 SunAmerica Fund Services, Inc.          plete schedule of portfolio holdings       your account within thirty (30) days of
 Harborside Financial Center             with the U.S. Securities and Exchange      receipt of your request.
 3200 Plaza 5                            Commission for its first and third fiscal  The accompanying report has not been
 Jersey City, NJ 07311-4992              quarters on Form N-Q. The Trust's          audited by independent accountants
CUSTODIAN AND TRANSFER AGENT             Forms N-Q are available on the U.S.        and accordingly no opinion has been
 State Street Bank and Trust Company     Securities and Exchange Commission         expressed thereon.
 P.O. Box 5607                           website at www.sec.gov. You can also
 Boston, MA 02110                        review and obtain copies of the Forms
                                         N-Q at the U.S. Securities and Ex-
                                         change Commission Public Reference
                                         Room in Washington DC (informa
                                         tion on the operation of the Public
                                         Reference Room may be obtained by
                                         calling 1-800-SEC-0330).

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

                                    [GRAPHIC]



FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.


Distributed by: AIG Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

HWSAN-4/16

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) (1) Not applicable.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: July 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: July 8, 2016

By:  /s/ Gregory R. Kingston
     --------------------------
     Gregory R. Kingston
     Treasurer

Date: July 8, 2016